SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [    ]

Post-Effective Amendment No. [    ]

EQ ADVISORS TRUST

(Exact Name of Registrant as Specified in Charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of Principal Executive Offices)

(212) 554-1234

(Registrant’s Area Code and Telephone Number)

STEVEN M. JOENK

President and Chief Executive Officer

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

With copies to:

PATRICIA LOUIE, ESQ.	ARTHUR J. BROWN, ESQ.
AXA Equitable Life Insurance Company	Kirkpatrick & Lockhart Nicholson Graham LLP
1290 Avenue of the Americas	1800 Massachusetts Ave., NW
New York, New York 10104	Second Floor
Washington, DC 20036-1221

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered: Class IA shares of beneficial interest in the series of the Registrant designated as the EQ/Capital Guardian Research Portfolio, EQ/Boston Advisors Equity Income Portfolio and EQ/Money Market Portfolio and Class IB shares of beneficial interest in the series of the Registrant designated as the EQ/Calvert Socially Responsible Portfolio, EQ/Marsico Focus Portfolio, EQ/Mercury Basic Value Equity Portfolio and EQ/Montag & Caldwell Growth Portfolio.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 811-07953 and 333-17217).

EQ ADVISORS TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders

Notice of Special Meeting

Part A — Proxy Statement/Prospectus

Part B — Statement of Additional Information

Part C — Other Information

Signature Page

Exhibits

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AXA EQUITABLE LIFE INSURANCE COMPANY

MONY LIFE INSURANCE COMPANY

MONY LIFE INSURANCE COMPANY OF AMERICA

1290 Avenue of the Americas

New York, NY 10104

July 8, 2005

Dear Contractowner:

The net premiums or contributions you paid under your variable life insurance policy or variable annuity contract or certificate (the “Contract”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), MONY Life Insurance Company (“MONY Life”) or MONY Life Insurance Company of America (“MONY America”) (each, an “Insurance Company”) have been allocated at your direction to the investment divisions of a separate account or accounts of AXA Equitable, MONY Life or MONY America (the “Separate Accounts”). The Separate Account divisions invest in corresponding portfolios of the EQ Advisors Trust (the “Trust”). As an owner of a Contract (a “Contractowner”) with premiums or contributions allocated to one or more of the following portfolios (each, an “Acquired Portfolio”):

•	EQ/Enterprise Global Socially Responsive Portfolio,

•	EQ/Enterprise Capital Appreciation Portfolio,

•	EQ/Enterprise Deep Value Portfolio,

•	EQ/Enterprise Multi-Cap Growth Portfolio,

•	EQ/MONY Diversified Portfolio,

•	EQ/MONY Equity Growth Portfolio,

•	EQ/MONY Equity Income Portfolio and

•	EQ/MONY Money Market Portfolio,

you are entitled to instruct your Insurance Company, as a shareholder of record of the shares issued by the Acquired Portfolios that are held in investment divisions of its Separate Account, as to how it should vote on the proposals to be considered at a Special Meeting of Shareholders of the Acquired Portfolios on August 31, 2005 (the “Meeting”).

At the Meeting, shareholders of each Acquired Portfolio will be asked to vote on a proposal to reorganize that Portfolio into a separate series of the Trust (each, an “Acquiring Portfolio”) as follows (each, a “Reorganization”):

1. EQ/Enterprise Global Socially Responsive Portfolio into EQ/Calvert Socially Responsible Portfolio,

2. EQ/Enterprise Capital Appreciation Portfolio into EQ/Marsico Focus Portfolio,

3. EQ/Enterprise Deep Value Portfolio into EQ/Mercury Basic Value Equity Portfolio,

4. EQ/Enterprise Multi-Cap Growth Portfolio into EQ/Montag & Caldwell Growth Portfolio,

5. EQ/MONY Diversified Portfolio into EQ/Capital Guardian Research Portfolio,

6. EQ/MONY Equity Growth Portfolio into EQ/Capital Guardian Research Portfolio,

7. EQ/MONY Equity Income Portfolio into EQ/Boston Advisors Equity Income Portfolio and

8. EQ/MONY Money Market Portfolio into EQ/Money Market Portfolio.

In each case, if a Reorganization is approved and implemented, each shareholder of an Acquired Portfolio will automatically become a shareholder of the corresponding Acquiring Portfolio. As a Contractowner indirectly invested in one or more Acquired Portfolios, a Reorganization would result in your contract values being indirectly invested in the corresponding Acquiring Portfolios. In this regard, you are being asked to provide the Insurance Companies with voting instructions on the proposals.

Shares in each Acquired Portfolio for which an Insurance Company receives no timely voting instructions from Contractowners will be voted by that Insurance Company for or against approval of the applicable proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than an Insurance Company) have provided voting instructions to the Insurance Company.

It is very important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then, sign, date and mail it in the accompanying envelope. No postage is required if you mail your voting instruction card in the United States. Your prompt response will help avoid the unnecessary expense of a further solicitation of voting instructions. You also may provide voting instructions by phone at [                        ], by fax at [                        ], or by Internet at our website at https://vote.proxy-direct.com.

Thank you for participating in this important process.

Sincerely, Steven M. Joenk President and Chief Executive Officer

EQ ADVISORS TRUST

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FOLLOWING PORTFOLIOS,

EQ/ENTERPRISE GLOBAL SOCIALLY RESPONSIVE PORTFOLIO,

EQ/ENTERPRISE CAPITAL APPRECIATION PORTFOLIO

EQ/ENTERPRISE DEEP VALUE PORTFOLIO,

EQ/ENTERPRISE MULTI-CAP GROWTH PORTFOLIO,

EQ/MONY DIVERSIFIED PORTFOLIO,

EQ/MONY EQUITY GROWTH PORTFOLIO,

EQ/MONY EQUITY INCOME PORTFOLIO AND

EQ/MONY MONEY MARKET PORTFOLIO,

EACH A SERIES OF EQ ADVISORS TRUST

TO BE HELD ON AUGUST 31, 2005

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders of the portfolios listed above (each, an “Acquired Portfolio”), each a series of EQ Advisors Trust (the “Trust”), a Delaware statutory trust, will be held on August 31, 2005 at [        ], Eastern time, at the offices of AXA Equitable Life Insurance Company (“AXA Equitable”), located at 1290 Avenue of the Americas, New York, New York 10104 (the “Meeting”). Owners of variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) issued by AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America (each, an “Insurance Company”) who have invested in shares of one or more of the Acquired Portfolios through the investment divisions of a separate account or accounts of an Insurance Company (the “Contractowners”) will be asked to provide that Insurance Company with voting instructions on the following proposals:

1. To approve or disapprove a Plan of Reorganization and Termination that provides for the reorganization of each Acquired Portfolio into a corresponding Acquiring Portfolio as follows:

(a) EQ/Enterprise Global Socially Responsive Portfolio into EQ/Calvert Socially Responsible Portfolio,

(b) EQ/Enterprise Capital Appreciation Portfolio into EQ/Marsico Focus Portfolio,

(c) EQ/Enterprise Deep Value Portfolio into EQ/Mercury Basic Value Equity Portfolio,

(d) EQ/Enterprise Multi-Cap Growth Portfolio into EQ/Montag & Caldwell Growth Portfolio,

(e) EQ/MONY Diversified Portfolio into EQ/Capital Guardian Research Portfolio,

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(f) EQ/MONY Equity Growth Portfolio into EQ/Capital Guardian Research Portfolio,

(g) EQ/MONY Equity Income Portfolio into EQ/Boston Advisors Equity Income Portfolio and

(h) EQ/MONY Money Market Portfolio into EQ/Money Market Portfolio;

2. To transact such other business as may properly come before the Meeting or any adjournments thereof.

You should read the Insurance Companies’ Information Statement and the Combined Proxy Statement and Prospectus attached to this notice prior to completing your voting instruction card.

The record date for determining Contractowners with amounts allocated to the Acquired Portfolios entitled to notice of and to vote at the Meeting or any adjournment thereof has been fixed as the close of business on June 10, 2005 (the “Record Date”). Note that passage of any proposal is not contingent upon the passage of any other proposal. In addition, you are not being asked to vote on any proposal that relates to any Acquired Portfolio of which you were not an indirect holder on the Record Date.

It is important that you return your voting instruction card promptly. Contractowners should provide their voting instructions to their Insurance Company as outlined at the end of the Combined Proxy Statement and Prospectus so that their Contracts may be represented at the Meeting. Your prompt attention to the enclosed voting instruction card will help to avoid the expense of further solicitation.

By order of the Board of Trustees, Patricia Louie Vice President and Secretary

New York, New York

July 8, 2005

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AXA EQUITABLE LIFE INSURANCE COMPANY

MONY LIFE INSURANCE COMPANY

MONY LIFE INSURANCE COMPANY OF AMERICA

INFORMATION STATEMENT

REGARDING A SPECIAL MEETING OF THE SHAREHOLDERS

OF THE FOLLOWING PORTFOLIOS,

EQ/ENTERPRISE GLOBAL SOCIALLY RESPONSIVE PORTFOLIO,

EQ/ENTERPRISE CAPITAL APPRECIATION PORTFOLIO

EQ/ENTERPRISE DEEP VALUE PORTFOLIO,

EQ/ENTERPRISE MULTI-CAP GROWTH PORTFOLIO,

EQ/MONY DIVERSIFIED PORTFOLIO,

EQ/MONY EQUITY GROWTH PORTFOLIO,

EQ/MONY EQUITY INCOME PORTFOLIO AND

EQ/MONY MONEY MARKET PORTFOLIO,

EACH A SERIES OF EQ ADVISORS TRUST,

TO BE HELD ON AUGUST 31, 2005

DATED: July 8, 2005

GENERAL

This Information Statement is being furnished by AXA Equitable Life Insurance Company (“AXA Equitable”), MONY Life Insurance Company and MONY Life Insurance Company of America (each, an “Insurance Company”) to owners of variable life insurance policies or variable annuity contracts or certificates (the “Contractowners”) who had net premiums or contributions allocated to the investment divisions of their respective separate accounts (the “Separate Accounts”) that are invested in shares of one or more of the above-listed portfolios (the “Acquired Portfolios”), each a separate series of EQ Advisors Trust, a Delaware statutory trust that is registered with the Securities and Exchange Commission as an open-end management investment company (the “Trust”), as of June 10, 2005 (the “Record Date”).

Each Insurance Company is required to offer its Contractowners the opportunity to instruct the Insurance Company, as the record owners of all the shares of the Acquired Portfolios held by its Separate Accounts, as to how it should vote on the proposals to be considered at the Special Meeting of Shareholders of the Acquired Portfolios, referred to in the preceding Notice and at any adjournments (the “Meeting”). The enclosed Combined Proxy Statement and Prospectus, which you should retain for future reference, sets forth concisely information about the proposed reorganizations of the Acquired Portfolios into separate corresponding series of the Trust, that a Contractowner should know before completing the enclosed voting instruction card.

Each Insurance Company is a wholly owned subsidiary of AXA Financial, Inc., itself a wholly owned subsidiary of AXA, a French insurance holding company. The

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principal executive offices of AXA Financial, Inc. and the Insurance Companies are located at 1290 Avenue of the Americas, New York, New York 10104.

This Information Statement and the accompanying voting instruction card are being mailed to Contractowners on or about July 8, 2005.

HOW TO INSTRUCT THE INSURANCE COMPANIES

To instruct an Insurance Company as to how to vote the shares of the Acquired Portfolios (the “Shares”) held in the investment divisions of its Separate Accounts, Contractowners are asked to promptly mark their voting instructions on the enclosed voting instruction card; then sign, date and mail the voting instruction card in the accompanying postage-paid envelope. Contractowners also may provide voting instructions by phone at             , by fax at             , or by Internet at our website at https://vote.proxy-direct.com.

If a voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares in favor of the applicable proposal.

The number of shares held in the investment division of a Separate Account corresponding to an Acquired Portfolio for which a Contractowner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one share of the corresponding Acquired Portfolio. At any time prior to an Insurance Company’s voting at the Meeting, a Contractowner may revoke his or her voting instruction card with respect to that investment division by written notice, or proper telephone, fax or Internet instructions to the Secretary of the Trust or by properly executing a later-dated voting instruction card, or properly providing later telephone, fax or Internet instructions.

HOW THE INSURANCE COMPANIES WILL VOTE

Each Insurance Company will vote the shares for which it receives timely voting instructions from Contractowners in accordance with those instructions. Each Insurance Company will vote shares attributable to Contracts for which it is the Contractowner “FOR” each applicable proposal. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from Contractowners, or that are attributable to amounts retained by the Insurance Company as surplus or seed money, will be voted by the Insurance Company either for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than the Insurance Company) have provided voting instructions to the Insurance Company.

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OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the specified proposals, to be acted on at the Meeting. If any other matters come before the Meeting, each Insurance Company will vote the shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of each Insurance Company or its affiliates, as well as officers and agents of the Trust. The principal solicitation will be by mail but voting instructions may also be solicited by telephone, personal interview or the Internet.

If the necessary quorum to transact business is not established or the vote required to approve or reject each proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law, to permit further solicitation of voting instructions. The persons named as proxies will vote in favor of such adjournment with respect to those voting instructions that have been voted in favor of a proposal and will vote against any such adjournment those voting instructions that have been voted against a proposal.

It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date and mail the voting instruction card in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at             , by fax at              or by Internet at our website at https://vote.proxy-direct.com.

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COMBINED PROXY STATEMENT AND PROSPECTUS

DATED: JULY 8, 2005

EQ ADVISORS TRUST

EQ/Enterprise Global Socially Responsive Portfolio,

EQ/Enterprise Capital Appreciation Portfolio,

EQ/Enterprise Deep Value Portfolio,

EQ/Enterprise Multi-Cap Growth Portfolio,

EQ/MONY Diversified Portfolio,

EQ/MONY Equity Growth Portfolio,

EQ/MONY Equity Income Portfolio and

EQ/MONY Money Market Portfolio

(each, an “Acquired Portfolio”),

AND

EQ/Calvert Socially Responsible Portfolio,

EQ/Marsico Focus Portfolio,

EQ/Mercury Basic Value Equity Portfolio,

EQ/Montag & Caldwell Growth Portfolio,

EQ/Capital Guardian Research Portfolio,

EQ/Boston Advisors Equity Income Portfolio and

EQ/Money Market Portfolio

(each, an “Acquiring Portfolio”)

1290 Avenue of the Americas

New York, New York 10104

(888) 292-4492

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
EQ/Enterprise Global Socially Responsive Portfolio	EQ/Calvert Socially Responsible Portfolio
EQ/Enterprise Capital Appreciation Portfolio	EQ/Marsico Focus Portfolio
EQ/Enterprise Deep Value Portfolio	EQ/Mercury Basic Value Equity Portfolio
EQ/Enterprise Multi-Cap Growth Portfolio	EQ/Montag & Caldwell Growth Portfolio
EQ/MONY Diversified Portfolio	EQ/Capital Guardian Research Portfolio
EQ/MONY Equity Growth Portfolio	EQ/Capital Guardian Research Portfolio
EQ/MONY Equity Income Portfolio	EQ/Boston Advisors Equity Income Portfolio
EQ/MONY Money Market Portfolio	EQ/Money Market Portfolio

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS, OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

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This is a proxy statement for the Acquired Portfolios, each of which is a series of the EQ Advisors Trust (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. This is also a prospectus for the Acquiring Portfolios, each of which is also a series of the Trust. The Acquired Portfolios and the Acquiring Portfolios are sometimes referred to herein as the “Portfolios” or individually as a “Portfolio.”

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being sent to shareholders of the Acquired Portfolios in connection with the solicitation of proxies by, and on behalf of, the Trust’s Board of Trustees (the “Board of Trustees” or the “Board”) to be used at a Special Meeting of Shareholders of the Acquired Portfolios to be held at the offices of AXA Equitable Life Insurance Company (“AXA Equitable”), located at 1290 Avenue of the Americas, New York, New York 10104, on August 31, 2005, at             , Eastern time, and at any adjournments thereof (the “Meeting”). We made copies of this Proxy Statement/Prospectus available to shareholders of the Acquired Portfolios beginning on July 8, 2005.

The only item that the Board of Trustees expects will come before the Meeting is the approval of a Plan of Reorganization and Termination that provides for the reorganization of each Acquired Portfolio into a corresponding Acquiring Portfolio (each, a “Reorganization”).

The Trust serves primarily as an investment vehicle for variable life insurance policies and variable annuity contracts and certificates (collectively, the “Contracts”) issued by AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America (each, an “Insurance Company” or “Shareholder”) and may serve as an investment vehicle for Contracts issued by certain other affiliated and unaffiliated insurance companies. Each Insurance Company invests the net premiums and contributions under its Contracts at the direction of the owners of the Contracts (the “Contractowners”) in the investment divisions of a separate account or accounts of the Insurance Company (the “Separate Accounts”), which invest in shares of the Trust, as described in the Trust’s prospectus.

Each Insurance Company is required to offer its Contractowners the opportunity to instruct the Insurance Company, as the record owner of all the shares of the Trust held by its Separate Accounts, as to how it should vote on proposals to be considered at a meeting of shareholders of the Trust. Thus, Contractowners with amounts allocated to investment divisions of the Separate Accounts investing in one or more of the Acquired Portfolios, which are indirectly invested in shares thereof, are being asked to provide voting instructions to the Insurance Companies, as the record owners of those shares, concerning the proposals described in this Proxy Statement/Prospectus.

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This Proxy Statement/Prospectus is being furnished by the Board of Trustees to the Insurance Companies for their use in obtaining instructions from Contractowners as to how to vote on the proposals to be considered at the Meeting. It is expected that each Insurance Company will attend the Meeting in person or by proxy and will vote shares of the Trust it holds in accordance with voting instructions received from Contractowners and in accordance with voting procedures established by the Trust.

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding each proposal that you should know before voting. The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information, each dated May 1, as supplemented, of the Trust (File Nos. 333-17217 and 811-07953), relating to the Acquired Portfolios; and

2.	A Statement of Additional Information of the Trust related to this Proxy Statement/Prospectus, dated July 8, 2005, which contains additional information about the Reorganizations.

For a free copy of any of the above documents, please call or write to the Trust at the above phone number or address.

Contractowners can find out more about the Acquired Portfolios in the Trust’s most recent annual and semi-annual reports, which have been furnished to Contractowners. Contractowners may request another copy of these reports, without charge, by calling or writing the Trust at the above phone number or address.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, the Trust must file certain reports and other information with the SEC. You can copy and review information about the Trust at the SEC’s Public Reference Room in Washington, DC. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Trust is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549.

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SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Plan of Reorganization and Termination, which is attached hereto as Appendix A (the “Reorganization Plan”).

The Proposed Reorganizations

This Proxy Statement/Prospectus is soliciting Contractowners with amounts allocated to one or more of the Acquired Portfolios to approve the Reorganization Plan whereby each Acquired Portfolio will be reorganized into a corresponding Acquiring Portfolio. Each Portfolio’s shares are divided into two classes, designated Class IA and Class IB shares. However, each Acquired Portfolio only has a single class of shares (either Class IA or Class IB) outstanding.

The Reorganization Plan provides, with respect to each Reorganization, for:

•	the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio, in exchange solely for Class IA or Class IB shares of the Acquiring Portfolio having an aggregate value equal to the net assets of the Acquired Portfolio;

•	the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio;

•	the distribution to the Shareholders of those Acquiring Portfolio shares; and

•	the complete termination of the Acquired Portfolio.

The Portfolios have identical distribution procedures, purchase procedures, exchange rights and redemption procedures, as discussed in “Additional Information about AXA Equitable and the Acquiring Portfolios” below. Each Portfolio offers its shares to the Separate Accounts. Shares of each Portfolio are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of a Reorganization.

Subject to approval of the Contractowners, each Reorganization is expected to be effective at the close of business on September 9, 2005, or on a later date the Trust may set (the “Closing Date”). As a result of each Reorganization, each Contractowner whose Contract values are invested in shares of one or more of the Acquired Portfolios would become an indirect owner of shares of the corresponding Acquiring Portfolio(s). Each Contractowner indirectly would hold, immediately after the Closing Date, Class IA or Class IB shares of the Acquiring Portfolio, depending on the corresponding class of shares of the Acquired Portfolio that that Contractowner indirectly owns, having an aggregate value equal to the aggregate value of those Acquired Portfolio shares as of the Closing Date. The consummation of any Reorganization is not contingent on the consummation of any other Reorganization. The Trust believes that there will be no adverse tax consequences to the Contractowners as a result of the Reorganizations. Please see “Information about the Proposed Reorganizations Applicable to all Proposals — Federal Income Tax Consequences of the Proposed Reorganizations” below for further information.

The Board of Trustees has unanimously approved the Reorganization Plan with respect to each Acquired Portfolio. Accordingly, the Board is submitting the Reorganization Plan for approval by each Acquired Portfolio’s Shareholders. In considering whether you should approve a proposal relating to the Reorganization Plan (each, a “Proposal”), you should review the Proposal for the Acquired Portfolio(s) in which you were an indirect holder on the Record Date (as defined under “Voting Information”). In addition, you should review the information in this Proxy Statement/Prospectus that relates to all of the Proposals and the Reorganization Plan generally. The Board recommends that you vote “FOR” the Proposals to approve the Reorganization Plan.

PROPOSAL 1: APPROVAL OF THE REORGANIZATION OF EQ/ENTERPRISE GLOBAL SOCIALLY RESPONSIVE PORTFOLIO INTO EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

This Proposal 1 relates to the Reorganization of EQ/Enterprise Global Socially Responsive Portfolio (“EQ/Global Portfolio”) into EQ/Calvert Socially Responsible Portfolio (“EQ/Calvert Portfolio”). In considering whether you should approve this Proposal, you should note that:

•	Class IB shares are the only shares of the EQ/Global Portfolio currently outstanding. Thus, if the Reorganization occurs, Contractowners with amounts allocated to the EQ/Global Portfolio would indirectly hold, immediately after the Closing Date, Class IB shares of the EQ/Calvert Portfolio having an aggregate value equal to the aggregate value of their Class IB shares of the EQ/Global Portfolio as of the Closing Date.

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Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the EQ/Calvert Portfolio, which are similar to those of the EQ/Global Portfolio, as are the principal risks of investing in the Portfolios. Each Portfolio invests in a broadly diversified portfolio of equity securities of companies that meet certain socially responsible criteria. However, there are some differences of which you should be aware. Although each Portfolio seeks to achieve capital appreciation, the EQ/Global Portfolio’s investment objective of total return also includes an income component, while the EQ/Calvert Portfolio’s objective does not. Thus, if the Reorganization occurs, you would be indirectly invested in a Portfolio that does not seek income as part of its regular investment program. In addition, the EQ/Calvert Portfolio typically invests in equity securities of medium to large U.S. companies, while the EQ/Global Portfolio may invest in companies of any size but invests primarily in equity securities of larger companies. Thus, if the Reorganization occurs, you would be indirectly invested in a Portfolio that has the ability to invest a greater portion of its assets in the securities of companies with medium market capitalizations, which generally are subject to greater risks than larger companies but have the potential for higher returns. Moreover, under normal circumstances, the EQ/Global Portfolio invests a significant portion of its assets in the securities of companies located outside the U.S., while the EQ/Calvert Portfolio’s investments in such securities are limited to 10% of its total assets. Thus, if the Reorganization occurs, you would be indirectly invested in a Portfolio that has less flexibility to invest in foreign securities, which could adversely affect the Portfolio’s ability to achieve its objective during periods when investments in the securities of such companies outperform domestic companies and also could limit the range of socially responsible companies in which the EQ/Calvert Portfolio may invest. However, the EQ/Calvert Portfolio also will generally be less vulnerable to the risks of investing in foreign companies, which typically are greater than for domestic securities, than the EQ/Global Portfolio. For a more detailed comparison of the investment objectives, policies and strategies of each Portfolio, please see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risks” below.

•	AXA Equitable is the investment manager (the “Manager”) of each Portfolio and would continue to serve as the Manager of the EQ/Calvert Portfolio following the Reorganization. The investment subadvisers for the EQ/Calvert Portfolio (for this Proposal, the “Advisers”) are Calvert Asset Management Company, Inc. (“Calvert”), which provides social investment research and screening of that Portfolio’s investments, and Bridgeway Capital Management, Inc. (“Bridgeway”), which identifies investments for the EQ/Calvert Portfolio from the universe of pre-screened investments provided by Calvert using that Portfolio’s social criteria. The Advisers would advise the combined Portfolio following the Reorganization. The investment subadviser for the EQ/Global Portfolio is Rockefeller & Co., Inc. (“Rockefeller). For a more detailed description of the Manager and the Advisers, please see “Additional Information about AXA Equitable and the Acquiring Portfolios — The Manager” and “Comparison of Investment Objectives, Policies and Strategies” below.

•	The total annual expense ratio of Class IB shares of the EQ/Calvert Portfolio, before and after fee waivers and expense reimbursements, currently is lower than that of the Class IB shares of the EQ/Global Portfolio, as is the pro forma expense ratio of Class IB shares of the combined Portfolio. Thus, if the Reorganization occurs, it is expected that you would be indirectly invested in a Portfolio that has lower total annual operating expense ratios than the EQ/Global Portfolio. The lower expense ratios are due primarily to (1) the Manager’s lower management fee rates for the EQ/Calvert Portfolio, (2) the lower expense caps in effect for that Portfolio, and (3) the larger asset base of the EQ/Calvert Portfolio.

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It is not expected that the EQ/Calvert Portfolio will revise any of its investment policies following the Reorganization to reflect those of the EQ/Global Portfolio. The Manager and the Advisers have reviewed the EQ/Global

Portfolio’s current portfolio holdings and determined that those holdings generally are compatible with the EQ/Calvert Portfolio’s investment objective and policies. In this connection, the Manager and the Advisers noted that, although the EQ/Global Portfolio had invested approximately 43% of its net assets in foreign securities as of December 31, 2004, these investments (together with the EQ/Calvert Portfolio’s investments in foreign securities) are expected to constitute less than 5% of the combined Portfolio’s net assets due to the larger asset base of the EQ/Calvert Portfolio, which is below that Portfolio’s 10% limit on such investments. As a result, the Manager and the Advisers believe that, if the Reorganization is approved, all or substantially all of the EQ/Global Portfolio’s assets could be transferred to and held by the EQ/Calvert Portfolio.

It is expected, however, that some of the EQ/Global Portfolio’s holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, any of the EQ/Global Portfolio’s holdings that are not compatible with the EQ/Calvert Portfolio’s investment objectives and policies or the Advisers’ investment strategies and investment selection criteria at the time of the Reorganization will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with the EQ/Calvert Portfolio’s objectives and policies and the Advisers’ strategies and selection criteria. The portion of the EQ/Global Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the Advisers’ continuing assessment of the compatibility of those assets with the EQ/Calvert Portfolio’s portfolio composition and its investment objective and policies at the time of the Reorganization. The need for a Portfolio to dispose of investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its incurring transaction costs that would not otherwise have been incurred.

Comparison of Investment Objectives, Policies and Strategies

The Portfolios have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Portfolio are described below. A Portfolio’s investment objective may be changed by the Board of Trustees without a vote of that Portfolio’s shareholders. The principal risks of investing in the Portfolios also are similar. For information concerning the risks associated with investments in the Portfolios, see “Comparison of Principal Risk Factors” below.

	EQ/Global Portfolio	EQ/Calvert Portfolio
Investment Objective	Seeks to achieve total return.	Seeks long-term capital appreciation.

	EQ/Global Portfolio	EQ/Calvert Portfolio
Investment Strategies

The Portfolio invests primarily in equity securities of companies that the investment subadviser believes are socially responsive and which are located in countries that are included in the MSCI World Index, including the United States, Canada and Australia, and certain developed markets located in Europe and the Far East.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the investment subadviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock.

The Portfolio invests primarily in common stocks of medium to large U.S. companies that meet both investment and social criteria. For purposes of this Portfolio, companies having market capitalizations greater than $1 billion are considered medium to large companies.
	Under normal circumstances, the Portfolio will invest a significant portion of its assets in the securities of companies located outside the U.S.	The Portfolio may invest up to 10% of its total assets in foreign securities.

The investment subadviser believes that good corporate citizenship has the potential to create good investment opportunities; wherever possible, the Portfolio seeks to invest in companies that the investment subadviser believes derive a competitive advantage from the socially responsive products, policies and practices developed by such companies. The investment subadviser seeks companies that combine these social criteria with an investment management criteria of potentially high return on investment capital, strong quality of management, sound financial resources and good overall business prospects.

In selecting equity securities, the investment subadviser uses its own valuation models to determine fair value and looks for securities that are selling at discounts to their fair value, independent of region or style bias. The Portfolio seeks to own growth and/or value stocks depending on their relative attractiveness.

The Advisers use a rigorous and tandem two-step investment process for evaluating potential investments. Calvert’s in-house Social Research Department initially screens a universe of companies by conducting an analysis of each such company’s societal impact to determine whether the company meets the Portfolio’s socially responsible criteria. Bridgeway then selects stocks from this pre-screened universe of potential investments using a bottom up stock selection approach that is based on proprietary quantitative models. These models approach investment opportunities from different directions and include growth, growth at a reasonable price, value and momentum models. Bridgeway generally uses multiple models to offset any biases that one model may have. Bridgeway also performs a top down analysis to manage the Portfolio’s overall risk, including maintaining appropriate sector balance and concentration, managing company risk, eliminating quantifiable risk and monitoring data quality

EQ/Global Portfolio	EQ/Calvert Portfolio
The term “responsive” is used to distinguish between absolute and relative standards of corporate social responsibility. The investment subadviser believes that no company is perfect on any of the relevant social criteria, but looks for companies that demonstrate a commitment to progress. To find companies that are socially responsive, the investment subadviser actively looks for companies that are demonstrating leadership in one or more of the following areas: human rights, public health, governance, products, services and marketing, workplace environment, environmental stewardship and community. These companies also may show a commitment to improving the quality of communication to shareholders and stakeholders and to developing solution-oriented policies and practices.	Calvert looks for companies that are committed to meeting the challenges of the future with an expanded view of corporate responsibility. More than a matter of “doing the right thing,” it also makes good business sense. Calvert seeks to identify companies that deliver safe products and services in ways that sustain our natural environment; manage with participation throughout the organization in defining and achieving objectives; negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the U.S. Equal Employment Opportunity Commission, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied; and foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized.
Like other socially responsive investment vehicles, the Portfolio does not invest in companies that are known to ignore human rights issues, violate environmental laws and regulations, have significant and continuing records of discrimination or unfair labor practices, or companies that have a history of poor governance. The Portfolio also does not invest in companies that derive more than 2% of their revenue from alcohol, tobacco, gambling, weapons or weapons systems. The Portfolio avoids companies that produce, own or operate nuclear power plants, and companies that conduct unnecessary product testing on animals for personal care products or that do not subscribe to and rigorously enforce appropriate care standards for legally required animal testing.	The Portfolio will not invest in companies that Calvert determines to be significantly engaged in the production of or the manufacture of equipment to produce nuclear energy; business activities in support of repressive regimes; manufacture of weapon systems; manufacture of alcoholic beverages or tobacco products; operation of gambling casinos; or a pattern and practice of violating the rights of indigenous people.
The Portfolio may invest in derivative instruments, such as foreign currency contracts (up to 5% of its total assets), options on securities and indices (up to 5% of its total assets), and futures contracts (up to 5% of its net assets).	Same.

	EQ/Global Portfolio	EQ/Calvert Portfolio
Investment Manager	AXA Equitable	Same
Investment Sub-adviser(s)	Rockefeller & Co., Inc., 30 Rockefeller Plaza, 54th Floor, New York, New York 10112. Rockefeller was incorporated in 1979 and, as of December 31, 2004, had $4.93 billion under management.

Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert has been the Adviser to the Portfolio since the Portfolio commenced operations. It has been managing mutual funds since 1976. Calvert is the investment adviser for over 28 mutual fund portfolios, including the first and largest family of socially screened funds. Calvert provides the social investment research and screening of the Portfolio’s investments. As of December 31, 2004, Calvert had over $10 billion in assets under management.

Bridgeway Capital Management, Inc., 5615 Kirby Drive, Suite 518, Houston, Texas 77005. Bridgeway has been an Adviser to the Portfolio since June 10, 2005. Bridgeway provides investment and management services to investment companies, pension and profit sharing plans, corporations and individuals. As of December 31, 2004, Bridgeway had approximately $1.2 billion in assets under management.

Portfolio Manager

Farha-Joyce Haboucha, Co-director of Socially Responsive Investments, is responsible for the day-to-day management of the Portfolio. Ms. Haboucha has been employed by Rockefeller since 1997 as a Senior Portfolio Manager. She previously served for 10 years as a Senior Portfolio Manager and Co-director of Socially Responsive Investment Services at Neuberger & Berman and has more than 24 years’ experience in the investment industry.

The Statement of Additional Information for the Portfolio provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Portfolio to the extent applicable.

John Montgomery is responsible for the day-to-day management of and investment decisions for the Portfolio. Mr. Montgomery is the President of Bridgeway, which he founded in 1993. He has more than 15 years’ of portfolio management experience using the firm’s disciplined quantitative investment strategy.

The Statement of Additional Information for the Portfolio provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Portfolio to the extent applicable.

Comparison of Principal Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are noted below. However, other factors may also affect each Portfolio’s net asset value. There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value.

The principal risks of an investment in the EQ/Calvert Portfolio are similar to the principal risks of an investment in the EQ/Global Portfolio, as each Portfolio invests primarily in equity securities. However, because the Portfolios pursue their investment objectives using somewhat different investment strategies, an investment in the EQ/Calvert Portfolio will be subject to different risks than an investment in the EQ/Global Portfolio. The risks to which each Portfolio is subject are identified in the following table.

	EQ/Global Portfolio	EQ/Calvert Portfolio
Asset Class Risk	X	X
Market Risk	X	X
Security Selection Risk	X	X
Equity Risk	X	X
Foreign Securities Risk	X	X
Derivatives Risk	X	X
Mid-Cap Company Risk		X

For an explanation of each such risk, see “Information about the Proposed Reorganizations Applicable to All Proposals — Explanation of Risk Factors” below.

Comparative Fee and Expense Tables

The following table shows the fees and expenses of the Class IB shares of the EQ/Global Portfolio, the fees and expenses of the Class IB shares of the EQ/Calvert Portfolio, and the estimated pro forma fees and expenses of the Class IB shares of the EQ/Calvert Portfolio after giving effect to the proposed Reorganization. Expenses for each Portfolio are based on the operating expenses incurred by the Class IB shares of the Portfolio for the last fiscal year ended December 31, 2004. The pro forma expenses of the Class IB shares of the EQ/Calvert Portfolio assume that the Reorganization had been in effect for the fiscal year ended December 31, 2004. The table does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. There are no fees or charges to buy or sell shares of the Portfolios, reinvest dividends, or exchange into other portfolios of the Trust.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets) — Class IB Shares

	EQ/Global Portfolio (1)	EQ/Calvert Portfolio	Pro Forma EQ/Calvert Portfolio (after the Reorganization)
Management Fee	0.90%	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	1.52%	0.29%	0.26%
Total Annual Portfolio Operating Expenses	2.67%	1.19%	1.16%
Less Fee Waiver/Expense Reimbursement (2)	(1.37)%	(0.14)%	(0.11)%
Net Total Annual Portfolio Operating Expenses (3)	1.30%	1.05%	1.05%

(1)	Expenses of the EQ/Global Portfolio include the expenses of the Portfolio’s predecessor for the last fiscal year and are restated to reflect current fees.
(2)	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolios until April 30, 2006 (the “Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amounts shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the applicable Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. These arrangements may be discontinued at any time after April 30, 2006. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”
(3)	A portion of the brokerage commissions that the EQ/Calvert Portfolio pays is used to reduce the EQ/Calvert Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the EQ/Calvert Portfolio for the last fiscal year ended December 31, 2004 were 1.00%.

Examples of Portfolio Expenses

This example is intended to help you compare the cost of investing in Class IB shares of the Portfolios with the cost of investing in other investment options. The example assumes that (1) you invest $10,000 in a Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio’s operating expenses remain the same and (4) the expense limitation currently in place is not renewed. The example should not be considered a representation of past or future expenses of the Portfolios. Actual expenses may be higher or lower than those shown. The costs in the example would be the same whether or not you redeemed all of your shares at the end of these periods. The example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
EQ/Global Portfolio	$132	$699	$1,293	$2,902
EQ/Calvert Portfolio	$107	$364	$641	$1,431
EQ/Calvert Portfolio (pro forma after the Reorganization)	$107	$358	$628	$1,399

Comparative Performance Information

The bar charts below give some indication of the risks of an investment in the Portfolios by showing changes in the performance of the Class IB shares of a Portfolio from year to year. The tables below show the average annual total returns of the Class IB shares of the Portfolios for the periods shown and compares their performance to the returns of a broad-based index.

The inception date for the EQ/Calvert Portfolio is September 1, 1999. The EQ/Global Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Global Socially Responsive Portfolio, a series of Enterprise Accumulation Trust) managed by the same investment subadviser using the same investment objectives and strategy of the Portfolio. For these purposes, the EQ/Global Portfolio is considered to be the successor to the Enterprise Global Socially Responsive Portfolio whose inception date is January 24, 2002, and the performance results of the EQ/Global Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Past performance is not an indication of future results. The bar charts and tables assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ/Calvert Portfolio

Best quarter (% and time period)	Worst quarter (% and time period)
16.47% (2001 4th Quarter)	-19.77% (2001 3rd Quarter)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Five Years	Since Inception
EQ/Calvert Portfolio	3.59%	-4.19%	-2.58%
Russell 3000 Index (1)	11.95%	-1.16%	1.08%

(1)	The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. This index is not subject to fees and expenses typically associated with managed investment company portfolios, and is not subject to contract and insurance-related expenses and charges.

EQ/Global Portfolio

Best quarter (% and time period)	Worst quarter (% and time period)
13.65% (2003 2nd Quarter)	-3.38% (2003 1st Quarter)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Since Inception
EQ/Global Portfolio	12.84%	7.31%
MSCI World Index (1)	14.72%	7.89%

(1)	The MSCI World Index is an unmanaged index comprised of 1,456 of the largest publicly traded companies around the world based on market capitalization. This index is not subject to fees and expenses typically associated with managed investment company portfolios, and is not subject to contract and insurance-related expenses and charges.

Capitalization

The following table shows the capitalization of the Class IB shares of the EQ/Global Portfolio and the EQ/Calvert Portfolio as of December 31, 2004, and the EQ/Calvert Portfolio on a pro forma combined basis as of that date after giving effect to the proposed Reorganization.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
EQ/Global Portfolio — Class IB	$5	$11.75	431,461
EQ/Calvert Portfolio — Class IB	$47	$7.79	6,062,190
Adjustments	$—	$—	222,045
Pro forma EQ/Calvert Portfolio — Class IB	$52	$7.79	6,715,696

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION PLAN WITH RESPECT TO THE EQ/GLOBAL PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE REORGANIZATION PLAN FOR APPROVAL BY THAT PORTFOLIO’S CONTRACTOWNERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

* * * * *

PROPOSAL 2: APPROVAL OF THE REORGANIZATION OF EQ/ENTERPRISE CAPITAL APPRECIATION PORTFOLIO INTO EQ/MARSICO FOCUS PORTFOLIO

This Proposal 2 relates to the Reorganization of EQ/Enterprise Capital Appreciation Portfolio (“EQ/Capital Appreciation Portfolio”) into EQ/Marsico Focus Portfolio (“EQ/Marsico Portfolio”). In considering whether you should approve this Proposal, you should note that:

•	Class IB shares are the only shares of the EQ/Capital Appreciation Portfolio currently outstanding. Thus, if the Reorganization occurs, Contractowners with amounts allocated to the EQ/Capital Appreciation Portfolio would indirectly hold, immediately after the Closing Date, Class IB shares of the EQ/Marsico Portfolio having an aggregate value equal to the aggregate value of their Class IB shares of the EQ/Capital Appreciation Portfolio as of the Closing Date.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the EQ/Marsico Portfolio, which are very similar to those of EQ/Capital Appreciation Portfolio, as are the principal risks of investing in the Portfolios. Each Portfolio seeks capital appreciation by investing primarily in common stocks of large companies selected for their growth potential. For each Portfolio’s purposes, companies having a market capitalization of $5 billion or more generally are considered large companies. Each Portfolio also may invest up to 25% of its total assets in the securities of foreign issuers, which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency. The principal risks of an investment in each Portfolio are equity risk, foreign securities risk and growth investing risk. However, there are some differences of which you should be aware. The EQ/Capital Appreciation Portfolio is a diversified portfolio and normally holds a core position of between 35 and 50 common stocks, while the EQ/Marsico Portfolio is a non-diversified portfolio and normally holds a core position of 20-30 common stocks. Thus, if the Reorganization occurs, you would be indirectly invested in a Portfolio that normally invests in the stocks of a smaller number of companies, which generally makes the Portfolio’s performance more sensitive to changes in the market value of a single issuer or industry than the EQ/Capital Appreciation Portfolio. For a more detailed comparison of the investment objectives, policies and strategies of each Portfolio, please see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risks” below.

•	AXA Equitable is the Manager of each Portfolio and would continue to serve as the Manager of the EQ/Marsico Portfolio following the Reorganization. Marsico Capital Management LLC (“Marsico Capital”) is the investment subadviser (for this Proposal, the “Adviser”) for each Portfolio and would advise the combined Portfolio following the Reorganization. For a more detailed description of the Manager and the Adviser, please see “Additional Information about AXA Equitable and the Acquiring Portfolios — The Manager” and “Comparison of Investment Objectives, Policies and Strategies” below.

•	Although the management fee for the EQ/Marsico Portfolio is higher than that for the EQ/Capital Appreciation Portfolio, the total annual expense ratio of the Class IB shares of the EQ/Marsico Portfolio currently is lower than that of the Class IB shares of the EQ/Capital Appreciation Portfolio, as is the pro forma expense ratio of the Class IB shares of the combined Portfolio, primarily due to an expense limitation agreement. Thus, if the Reorganization occurs it is expected that you would be indirectly invested in a Portfolio that has a lower total annual operating expense ratio than the EQ/Capital Appreciation Portfolio. The expense limitation agreement will be in effect until April 30, 2006 and is subject to renewal on an annual basis by the Manager and the Board. Absent that agreement, the total annual expense ratio for the Class IB shares of the EQ/Marsico Portfolio would be equal to that of the EQ/Capital Appreciation Portfolio.

•

It is not expected that the EQ/Marsico Portfolio will revise any of its investment policies following the Reorganization to reflect those of the EQ/Capital Appreciation Portfolio. The Manager and the Adviser have reviewed the EQ/Capital Appreciation Portfolio’s current portfolio holdings and determined that those holdings generally are compatible with the EQ/Marsico Portfolio’s investment objective and policies. As a result, the Manager and the Adviser believe that, if the Reorganization is approved, all or substantially all of the EQ/Capital Appreciation Portfolio’s assets could be transferred to and held by the EQ/Marsico Portfolio.

It is expected, however, that some of the EQ/Capital Appreciation Portfolio’s holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the EQ/Capital Appreciation Portfolio’s holdings that are not compatible with the EQ/Marsico Portfolio’s investment objectives and policies or the Adviser’s investment strategies and investment selection criteria at the time of the Reorganization will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with the EQ/Marsico Portfolio’s objectives and policies and the Adviser’s strategies and selection criteria. The portion of the EQ/Capital Appreciation Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the Adviser’s continuing assessment of the compatibility of those assets with the EQ/Marsico Portfolio’s portfolio composition and its investment objective and policies at the time of the Reorganization. The need for a Portfolio to dispose of investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its incurring transaction costs that would not otherwise have been incurred.

Comparison of Investment Objectives, Policies and Strategies

The Portfolios have very similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Portfolio are described below. A Portfolio’s investment objective may be changed by the Board of Trustees without a vote of that Portfolio’s shareholders. The principal risks of investing in the Portfolios also are similar. For information concerning the risks associated with investments in the Portfolios, see “Comparison of Principal Risk Factors” below.

	EQ/Capital Appreciation Portfolio	EQ/Marsico Portfolio
Investment Objective	Seeks to maximize capital appreciation.	Seeks long-term growth of capital.
Investment Strategies	The Portfolio invests primarily in common stocks of large companies (i.e., companies with market capitalizations of $5 billion or more) that are selected for their growth potential. The Portfolio, however, may invest in companies of any size.	Same.

EQ/Capital Appreciation Portfolio	EQ/Marsico Portfolio
The Portfolio is a diversified portfolio and will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions or responding to exceptional market conditions.	The Portfolio is a “non-diversified” portfolio and normally holds a core position of 20-30 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions or responding to exceptional market conditions.
The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, which may be publicly traded in the U.S. or on a foreign exchange, and may be denominated in a foreign currency.	Same.

In selecting investments for the Portfolio, the investment subadviser uses an approach that combines “top-down” economic analysis with “bottom-up” stock selection.

The “top-down” approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the investment subadviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. As a result of the “top-down” analysis, the investment subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed. Using a “bottom-up” stock selection approach, the subadviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standard, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates.

Same.

	EQ/Capital Appreciation Portfolio	EQ/Marsico Portfolio
The subadviser may reduce or sell investments in portfolio companies if, in its opinion, a company’s fundamentals change, its stock price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or there are more attractive opportunities elsewhere.
	The Portfolio’s core investments generally are well-known growth companies. However, the Portfolio also may typically include more aggressive growth companies, and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team or an acquisition). As a result, the Portfolio may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Portfolio to incur higher brokerage costs (which may adversely affect the Portfolio’s performance) and may increase taxable distributions.	Same.
Investment Manager	AXA Equitable	Same.
Investment Sub-adviser	Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico Capital has been providing investment counseling to mutual funds and private accounts since 1997. As of December 31, 2004, total assets under management for all clients were approximately $44 billion.	Same.
Portfolio Manager

Thomas F. Marsico is principally responsible for the day-to-day management of the Portfolio. Mr. Marsico has been Chief Executive Officer of Marsico Capital since its inception in 1997. Mr. Marsico has over 25 years of experience as a securities analyst and portfolio manager.

The Statement of Additional Information for the Portfolio provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Portfolio to the extent applicable.

Same.

Comparison of Principal Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are noted below. However, other factors may also affect each Portfolio’s net asset value. There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value.

The principal risks of an investment in the EQ/Marsico Portfolio are very similar to the principal risks of an investment in the EQ/Capital Appreciation Portfolio, as each Portfolio invests primarily in equity securities. However, because the Portfolios pursue their investment objectives using somewhat different investment strategies, an investment in the EQ/Marsico Portfolio will be subject to different risks than an investment in the EQ/Capital Appreciation Portfolio. The risks to which each Portfolio is subject are identified in the following table.

	EQ/Capital Appreciation Portfolio	EQ/Marsico Portfolio
Asset Class Risk	X	X
Market Risk	X	X
Security Selection Risk	X	X
Equity Risk	X	X
Foreign Securities Risk	X	X
Growth Investing Risk	X	X
Portfolio Turnover Risk	X	X
Small-Cap and Mid-Cap Company Risk	X
Focused Portfolio Risk		X
Non-Diversification Risk	X

For an explanation of each such risk, see “Information about the Proposed Reorganizations Applicable to All Proposals — Explanation of Risk Factors” below.

Comparative Fee and Expense Tables

The following table shows the fees and expenses of the Class IB shares of the EQ/Capital Appreciation Portfolio, the fees and expenses of the Class IB shares of the EQ/Marsico Portfolio, and the estimated pro forma fees and expenses of the Class IB shares of the EQ/Marsico Portfolio after giving effect to the proposed Reorganization. Expenses for each Portfolio are based on the operating expenses incurred by the Class IB shares of the Portfolio for the fiscal year ended December 31, 2004. The pro forma expenses of the Class IB shares of the EQ/Marsico Portfolio assume that the Reorganization had been in effect for the fiscal year ended December 31, 2004. The table does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. There are no fees or charges to buy or sell shares of the Portfolios, reinvest dividends, or exchange into other portfolios of the Trust.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets) — Class IB Shares

	EQ/Capital Appreciation Portfolio (1)	EQ/Marsico Portfolio	Pro Forma EQ/Marsico Portfolio (after the Reorganization)
Management Fee	0.75%	0.88%	0.88%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	0.19%	0.06%	0.06%
Total Annual Portfolio Operating Expenses	1.19%	1.19%	1.19%
Less Fee Waiver/Expense Reimbursement (2)	NA	(0.04)%	(0.04)%
Net Total Annual Portfolio Operating Expenses (3)	1.19%	1.15%	1.15%

(1)	Expenses of the EQ/Capital Appreciation Portfolio include the expenses of the Portfolio’s predecessor for the last fiscal year and are restated to reflect current fees.
(2)	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolios until April 30, 2006 so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 1.55% for the EQ/Capital Appreciation Portfolio and 1.15% for the EQ/Marsico Portfolio. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the applicable Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. These arrangements may be discontinued at any time after April 30, 2006. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”
(3)	A portion of the brokerage commissions that each Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the EQ/Marsico Portfolio for the fiscal year ended December 31, 2004 was 1.12%.

Examples of Portfolio Expenses

This example is intended to help you compare the cost of investing in Class IB shares of the Portfolios with the cost of investing in other investment options. The example assumes that (1) you invest $10,000 in a Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio’s operating expenses remain the same and (4) the expense limitation currently in place is not renewed. The example should not be considered a representation of past or future expenses of the Portfolios. Actual expenses may be higher or lower than those shown. The costs in the example would be the same whether or not you redeemed all of your shares at the end of these periods. The example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
EQ/Capital Appreciation Portfolio	$121	$378	$654	$1,443
EQ/Marsico Portfolio	$117	$374	$650	$1,440
EQ/Marsico Portfolio (pro forma after the Reorganization)	$117	$374	$650	$1,440

Comparative Performance Information

The bar charts below give some indication of the risks of an investment in the Portfolios by showing changes in the performance of the Class IB shares of a Portfolio from year to year. The tables below show the average annual total returns of the Class IB shares of the Portfolios for the periods shown and compares their performance to the returns of a broad-based index.

The inception date for the EQ/Marsico Portfolio is September 1, 2001. The EQ/Capital Appreciation Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Capital Appreciation Portfolio, a series of Enterprise Accumulation Trust) managed by the same investment subadviser using the same investment objectives and strategy as the Portfolio. For these purposes, the EQ/Capital Appreciation Portfolio is considered to be the successor to the Enterprise Capital Appreciation Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Past performance is not an indication of future results. The bar charts and tables assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ/Marsico Portfolio

Best quarter (% and time period)	Worst quarter (% and time period)
12.09% (2003 2nd Quarter)	-12.09% (2002 3rd Quarter)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Since Inception
EQ/Marsico Portfolio	10.53%	12.03%
Russell 1000 Growth Index (1)	6.30%	0.92%

(1)	The Russell 1000 Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

EQ/Capital Appreciation Portfolio

Best quarter (% and time period)	Worst quarter (% and time period)
44.89% (1999 4th Quarter)	-17.45% (2001 3rd Quarter)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Five Years	Since Inception
EQ/Capital Appreciation Portfolio	13.83%	-2.59%	7.10%
Russell 1000 Growth Index (1)	6.93%	-9.29%	-5.61%
S&P 500 Index (2)	10.88%	-2.30%	2.01%

(1)	The Russell 1000 Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Effective May 1, 2005, this index replaced the Standard & Poor’s 500 Composite Index (“S&P 500 Index”) as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.
(2)	The S&P 500 Index is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), to be representatives of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Capitalization

The following table shows the capitalization of the Class IB shares of the EQ/Capital Appreciation Portfolio and the EQ/Marsico Portfolio as of December 31, 2004, and the EQ/Marsico Portfolio on a pro forma combined basis as of that date after giving effect to the proposed Reorganization.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
EQ/Capital Appreciation Portfolio — Class IB	$56	$7.16	7,827,043
EQ/Marsico Portfolio — Class IB	$1,258	$14.59	86,216,698
Adjustments	$—	$—	(3,986,412)
Pro forma EQ/Marsico Portfolio — Class IB	$1,314	$14.59	90,057,329

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION PLAN WITH RESPECT TO THE EQ/CAPITAL APPRECIATION PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE REORGANIZATION PLAN FOR APPROVAL BY THAT PORTFOLIO’S CONTRACTOWNERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 2.

* * * * *

PROPOSAL 3: APPROVAL OF THE REORGANIZATION OF EQ/ENTERPRISE DEEP VALUE PORTFOLIO INTO EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

This Proposal 3 relates to the Reorganization of EQ/Enterprise Deep Value Portfolio (“EQ/Deep Value Portfolio”) into EQ/Mercury Basic Value Equity Portfolio (“EQ/Mercury Portfolio”). In considering whether you should approve this Proposal, you should note that:

•	Class IB shares are the only shares of the EQ/Deep Value Portfolio currently outstanding. Thus, if the Reorganization occurs, Contractowners with amounts allocated to the EQ/Deep Value Portfolio would indirectly hold, immediately after the Closing Date, Class IB shares of the EQ/Mercury Portfolio having an aggregate value equal to the aggregate value of their Class IB shares of the EQ/Deep Value Portfolio as of the Closing Date.

•	Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objectives, policies and strategies of the EQ/Mercury Portfolio, which are substantially similar to those of the EQ/Deep Value Portfolio, as are the principal risks of investing in the Portfolios. Each Portfolio seeks capital appreciation with income as a secondary consideration and invests primarily in equity securities of companies that its subadviser believes are undervalued. The principal risks of investing in each Portfolio are equity risk, foreign securities risk, small-cap and mid-cap company risk and value investing risk. However, there are some differences of which you should be aware. Although each Portfolio may invest in companies of any size, the EQ/Deep Value Portfolio invests primarily in large capitalization companies, while the EQ/Mercury Portfolio may invest a substantial portion of its assets in companies with market capitalizations below the largest companies. In addition, although each Portfolio may invest, to a limited extent, in the securities of foreign companies, the EQ/Deep Value Portfolio may invest a greater portion of its total assets (up to 20%) in such securities. Thus, if the Reorganization occurs, you would be indirectly invested in a Portfolio that may invest a greater portion of its assets in the securities of companies with smaller market capitalizations, which generally are subject to greater risks than larger companies but have the potential for higher returns. In addition, you would be indirectly invested in a Portfolio that has somewhat less flexibility to invest in foreign securities, which could adversely affect the ability of the Portfolio to achieve its investment objective in periods when such securities outperform domestic securities. However, the EQ/Mercury Portfolio also will generally be less vulnerable to the risks of investing in foreign securities, which typically are greater than for domestic companies. For a more detailed comparison of the investment objectives, policies and strategies of each Portfolio, please see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risks” below.

•	AXA Equitable is the investment manager of each Portfolio and would continue to serve as the Manager of EQ/Mercury Portfolio following the Re -

organization. Mercury Advisors is the investment subadviser for the EQ/Mercury Portfolio (for this Proposal, the “Adviser”) and would advise the combined Portfolio following the Reorganization. The investment subadviser for the EQ/Deep Value Portfolio is Wellington Management Company, LLP. For a more detailed description of the Manager and the Adviser, please see “Additional Information about AXA Equitable and the Acquiring Portfolios — The Manager” and “Comparison of Investment Objectives, Policies and Strategies” below.

•	The total annual expense ratio for the Class IB shares of the EQ/Mercury Portfolio currently is lower than that of the Class IB shares of the EQ/Deep Value Portfolio (before and after expense limitation arrangements), as is the pro forma expense ratio of the Class IB shares of the combined Portfolio. Thus, if the Reorganization occurs, it is expected that you would be invested in a Portfolio that has a lower total annual operating expense ratio than the EQ/Deep Value Portfolio. The lower total annual expense ratios of the EQ/Mercury Portfolio are primarily due to a lower management fee rate and economies of scale.

•	It is not expected that the EQ/Mercury Portfolio will revise any of its investment policies following the Reorganization to reflect those of the EQ/Deep Value Portfolio. The Manager and the Adviser have reviewed the EQ/Deep Value Portfolio’s current portfolio holdings and determined that those holdings generally are compatible with the EQ/Mercury Portfolio’s investment objective and policies. As a result, the Manager and the Adviser believe that, if the Reorganization is approved, all or substantially all of the EQ/Deep Value Portfolio’s assets could be transferred to and held by the EQ/Mercury Portfolio.

It is expected, however, that some of the EQ/Deep Value Portfolio’s holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the EQ/Deep Value Portfolio’s holdings that are not compatible with the EQ/Mercury Portfolio’s investment objectives and policies or the Adviser’s investment strategies and investment selection criteria at the time of the Reorganization will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with the EQ/Mercury Portfolio’s objectives and policies and the Adviser’s strategies and selection criteria. The portion of the EQ/Deep Value Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the Adviser’s continuing assessment of the compatibility of those assets with the EQ/Mercury Portfolio’s portfolio composition and its investment objectives and policies at the time of the Reorganization. The need for a Portfolio to dispose of investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its incurring transaction costs that would not otherwise have been incurred.

Comparison of Investment Objectives, Policies and Strategies

The Portfolios have substantially similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objectives and the strategies and policies of each Portfolio are described below. A Portfolio’s investment objectives may be changed by the Board of Trustees without a vote of that Portfolio’s shareholders. The principal risks of investing in the Portfolios also are similar. For information concerning the risks associated with investments in the Portfolios, see “Comparison of Principal Risk Factors” below.

	EQ/Deep Value Portfolio	EQ/Mercury Portfolio
Investment Objectives	Seeks to achieve total return through capital appreciation with income as a secondary consideration	Seeks capital appreciation and secondarily, income.
Investment Strategies	The Portfolio invests primarily in large capitalization companies whose stocks the investment subadviser considers to be undervalued stocks.	The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment value. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities.
	The Portfolio also may invest in companies with mid-sized or small market capitalizations below the largest companies.	The Portfolio may invest a substantial portion of its assets in companies with market capitalizations below the largest companies. The Adviser believes that large institutional investors may overlook these companies, making them undervalued.
	The Portfolio may invest up to 20% in foreign securities.	The Portfolio may invest, to a limited extent, in securities issued by foreign companies.
	Undervalued or “deep value” stocks are generally those that are out of favor with investors and presently trading at prices that the investment subadviser feels are below what the stocks are worth in relation to their earnings. These stocks are typically those of companies possessing sound fundamentals but which have been overlooked or misunderstood by the market, with below average price/earnings ratios based on projected normalized earnings. Holdings are frequently in viable, growing businesses with good financial strength in industries that are currently out of favor and underresearched by institutions. Common characteristics of the stocks typically include a strong balance sheet, excess cash flow, hidden or undervalued assets, and strong potential for a dividend increase in the year ahead.	In selecting securities, the Adviser emphasizes stocks that are undervalued, are selling at a discount, or seem capable of recovering from being temporarily out of favor. The Adviser places particular emphasis on securities with statistical characteristics associated with undervaluation. The Adviser follows a contrary opinion/out-of-favor investment style. The Adviser believes that favorable changes in market prices are more likely to occur when stocks are out of favor, company earnings are depressed, price/earnings ratios are relatively low, investment expectations are limited, and/or there is no general interest in a security or industry. The Adviser believes that negative developments are more likely to occur when investment expectations are high, stock prices are advancing or have

	EQ/Deep Value Portfolio	EQ/Mercury Portfolio
	The investment subadviser’s bottom-up process includes ranking current holdings and purchase candidates on appreciation potential through a disciplined system of stock selection that is price driven on the basis of relative return/appreciation potential. It is expected that the average price/earnings ratio of the Portfolio’s stocks will be lower than the average of the Russell 1000 Value Index. Existing holdings are sold as they approach their target price reflecting a diminishing opportunity for incremental relative return.	advanced rapidly, price/earnings ratios have been inflated, and/or an industry or security continues to become popular among investors.
Investment Manager	AXA Equitable	Same.
Investment Sub-adviser	Wellington Management Company, LLP, 75 State Street, Boston, MA 02019. Wellington Management has provided investment counseling services since 1928, and as of December 31, 2004, had assets under management for all clients of over $470 billion.	Mercury Advisors, a division of Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, NJ 08543. Mercury, or its advisory affiliates, have been the Adviser to the Portfolio since it commenced operations. Mercury, together with its investment advisory affiliates, is the world’s third-largest asset management firm, with total assets under management of $496 billion as of December 31, 2004. Mercury and its advisory affiliates serve as investment advisers to certain affiliated registered investment companies and provide investment advisory services for individuals and institutions.
Portfolio Manager(s)

John R. Ryan is responsible for the day-to-day management of the Portfolio. Mr. Ryan, a Senior Vice President since 1997 and Managing Partner since 1995, joined the firm as an investment professional in 1981. He has served as the Portfolio Manager of the Portfolio and its predecessor since its inception.

The Statement of Additional Information for the Portfolio provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Portfolio to the extent applicable.

Kevin Rendino and Robert J. Martorelli are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Rendino has been a Managing Director of Mercury since 1997 and has had portfolio management responsibilities since that time. Mr. Martorelli has been a Managing Director of Mercury since 1997 and has had portfolio management responsibilities since that time.

The Statement of Additional Information for the Portfolio provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio to the extent applicable.

Comparison of Principal Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objectives, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are noted below. However, other factors may also affect each Portfolio’s net asset value. There is no guarantee that a Portfolio will achieve its investment objectives or that it will not lose principal value.

The principal risks of an investment in the EQ/Mercury Portfolio are substantially similar to the principal risks of an investment in the EQ/Deep Value Portfolio, except that the EQ/Mercury Portfolio generally is subject to the risks of investing in small-cap and mid-cap companies to a greater extent than the EQ/Deep Value Portfolio and generally has less exposure to the risks of investing in foreign securities. The risks to which each Portfolio is subject are identified in the following table.

	EQ/Deep Value Portfolio	EQ/Mercury Portfolio
Asset Class Risk	X	X
Market Risk	X	X
Security Selection Risk	X	X
Equity Risk	X	X
Foreign Securities Risk	X	X
Small-Cap and Mid-Cap Company Risk	X	X
Value Investing Risk	X	X

For an explanation of each such risk, see “Information about the Proposed Reorganizations Applicable to All Proposals — Explanation of Risk Factors” below.

Comparative Fee and Expense Tables

The following table shows the fees and expenses of the Class IB shares of the EQ/Deep Value Portfolio, the fees and expenses of the Class IB shares of the EQ/Mercury Portfolio, and the estimated pro forma fees and expenses of the Class IB shares of the EQ/Mercury Portfolio after giving effect to the proposed Reorganization. Expenses for each Portfolio are based on the operating expenses incurred by the Class IB shares of the Portfolio for the fiscal year ended December 31, 2004. The pro forma expenses of the Class IB shares of the EQ/Mercury Portfolio assume that the Reorganization had been in effect for the fiscal year ended December 31, 2004. The table does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. There are no fees or charges to buy or sell shares of the Portfolios, reinvest dividends, or exchange into other portfolios of the Trust.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets) — Class IB Shares

	EQ/Deep Value Portfolio (1)	EQ/Mercury Portfolio	Pro Forma EQ/Mercury Portfolio (after the Reorganization)
Management Fee	0.75%	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	1.28%	0.05%	0.06%
Total Annual Portfolio Operating Expenses	2.28%	0.88%	0.89%
Less Fee Waiver/Expense Reimbursement (2)	(1.23)%	NA	NA
Net Total Annual Portfolio Operating Expenses (3)	1.05%	0.88%	0.89%

(1)	Expenses of the EQ/Deep Value Portfolio include the expenses of the Portfolio’s predecessor for the last fiscal year and are restated to reflect current fees.
(2)	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolios until April 30, 2006 so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 1.30% for the EQ/Deep Value Portfolio and 0.95% for the EQ/Mercury Portfolio. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments are reimbursed within five years of the payment being made and the combination of the applicable Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. These arrangements may be discontinued at any time after April 30, 2006. For more information on the Expense Limitation Agreement, see “Management of the Trust —Expense Limitation Agreement.”
(3)	A portion of the brokerage commissions that the EQ/Mercury Portfolio pays is used to reduce that Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the EQ/Mercury Portfolio for the fiscal year ended December 31, 2004 were 0.86%.

Examples of Portfolio Expenses

This example is intended to help you compare the cost of investing in Class IB shares of the Portfolios with the cost of investing in other investment options. The example assumes that (1) you invest $10,000 in a Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio’s operating expenses remain the same and (4) the expense limitation currently in place is not renewed. The example should not be considered a representation of past or future expenses of the Portfolios. Actual expenses may be higher or lower than those shown. The costs in the example would be the same whether or not you redeemed all of your shares at the end of these periods. The example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
EQ/Deep Value Portfolio	$107	$594	$1,108	$2,520
EQ/Mercury Portfolio	$90	$281	$488	$1,084
EQ/Mercury Portfolio (pro forma after the Reorganization)	$91	$284	$493	$1,096

Comparative Performance Information

The bar charts below give some indication of the risks of an investment in the Portfolios by showing changes in the performance of the Class IB shares of a Portfolio from year to year. The tables below show the average annual total returns of the Class IB shares of the Portfolios for the periods shown and compares their performance to the returns of a broad-based index.

The inception date for the EQ/Mercury Portfolio is May 1, 1997. The EQ/Deep Value Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Deep Value Portfolio, a series of Enterprise Accumulation Trust) managed by the same investment subadviser using the same investment objectives and strategy as the Portfolio. For these purposes, the EQ/Deep Value Portfolio is considered to be the successor to the Enterprise Deep Value Portfolio whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Past performance is not an indication of future results. The bar charts and tables assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ/Mercury Portfolio

Best quarter (% and time period)	Worst quarter (% and time period)
18.08% (2003 2nd Quarter)	-20.46% (2002 3rd Quarter)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Five Years	Since Inception
EQ/Mercury Portfolio	10.52%	7.35%	10.93%
Russell 1000 Value Index (1)	16.49%	5.27%	9.71%

(1)	The Russell 1000 Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

EQ/Deep Value Portfolio

Best quarter (% and time period)	Worst quarter (% and time period)
9.27% (2004 4th Quarter)	-2.42% (2004 3rd Quarter)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Since Inception
EQ/Deep Value Portfolio	8.90%	19.26%
Russell 1000 Value Index (1)	16.49%	25.59%

(1)	The Russell 1000 Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Capitalization

The following table shows the capitalization of the Class IB shares of the EQ/Deep Value Portfolio and the EQ/Mercury Portfolio as of December 31, 2004, and the EQ/Mercury Portfolio on a pro forma combined basis as of that date after giving effect to the proposed Reorganization.

	Net Assets (in millions)		Net Asset Value Per Share	Shares Outstanding
EQ/Deep Value Portfolio — Class IB		$6	$12.76	484,969
EQ/Mercury Portfolio — Class IB		$1,460	$15.50	94,155,964
Adjustments	$		$—	(85,655)
Pro forma EQ/Mercury Portfolio — Class IB		$1,466	$15.50	94,555,278

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION PLAN WITH RESPECT TO THE EQ/DEEP VALUE PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE REORGANIZATION PLAN FOR APPROVAL BY THAT PORTFOLIO’S CONTRACTOWNERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 3.

* * * * *

PROPOSAL 4: APPROVAL OF THE REORGANIZATION OF EQ/ENTERPRISE MULTI-CAP GROWTH PORTFOLIO INTO EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

This Proposal 4 relates to the Reorganization of EQ/Enterprise Multi-Cap Growth Portfolio (“EQ/Multi-Cap Portfolio”) into EQ/Montag & Caldwell Growth Portfolio (“EQ/Growth Portfolio”). In considering whether you should approve this Proposal, you should note that:

•	Class IB shares are the only shares of the EQ/Multi-Cap Portfolio currently outstanding. Thus, if the Reorganization occurs, Contractowners with amounts allocated to the EQ/Multi-Cap Portfolio would indirectly hold, immediately after the Closing Date, Class IB shares of the EQ/Growth Portfolio having an aggregate value equal to the aggregate value of their Class IB shares of the EQ/Multi-Cap Portfolio as of the Closing Date.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the EQ/Growth Portfolio, which are similar to those of the EQ/Multi-Cap Portfolio, as are the principal risks of investing in the Portfolios. Each Portfolio seeks capital appreciation by investing primarily in equity securities of U.S. companies and combines growth and value style investing. The principal risks of investing that are common to each Portfolio include equity risk, growth investing risk and small-cap and mid-cap company risk. However, there are some differences of which you should be aware. While each Portfolio may invest in stocks of companies of any size, the EQ/Growth Portfolio invests primarily in large capitalization U.S. companies. Thus, if the Reorganization occurs, you would be indirectly invested in a Portfolio that has less flexibility to invest in the securities of companies with small- and mid-capitalizations, which could adversely affect the EQ/Growth Portfolio’s ability to achieve its investment objective when such securities outperform larger capitalization companies. In addition, the EQ/Multi-Cap Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective, while the EQ/Growth Portfolio generally does not. Thus, if the Reorganization occurs, you would be indirectly invested in a Portfolio with a lower expected portfolio turnover rate, which means that the Portfolio is expected to have relatively lower transaction costs. For a more detailed comparison of the investment objectives, policies and strategies of each Portfolio, please see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risks” below.

•	AXA Equitable is the Manager of each Portfolio and would continue to serve as the Manager of the EQ/Growth Portfolio following the Reorganization. Montag & Caldwell, Inc. is the investment subadviser (for this Proposal, the “Adviser”) for each Portfolio and would advise the combined Portfolio following the Reorganization. For a more detailed description of the Manager and the Adviser, please see “Additional Information about AXA Equitable and the Acquiring Portfolios — The Manager” and “Comparison of Investment Objectives, Policies and Strategies” below.

•	The total annual expense ratio for the Class IB shares of the EQ/Growth Portfolio currently is lower than that of the Class IB shares of the EQ/Multi-Cap Portfolio (before and after expense limitation arrangements), as is the pro forma expense ratio of the Class IB shares of the combined Portfolio. Thus, if the Reorganization occurs, it is expected that you will be indirectly invested in a Portfolio that has a lower total annual operating expense ratio than the EQ/Multi-Cap Portfolio. The lower total annual operating expense ratio of the EQ/Growth Portfolio is due primarily to that Portfolio’s lower management fee rate and to economies of scale.

•	It is not expected that the EQ/Growth Portfolio will revise any of its investment policies following the Reorganization to reflect those of the EQ/Multi-Cap Portfolio. The Manager and the Adviser have reviewed the EQ/Multi-Cap Portfolio’s current portfolio holdings and determined that those holdings generally are compatible with the EQ/Growth Portfolio’s investment objective and policies. As a result, the Manager and the Adviser believe that, if the Reorganization is approved, all or substantially all of the EQ/Multi-Cap Portfolio’s assets could be transferred to and held by the EQ/Growth Portfolio.

It is expected, however, that some of the EQ/Multi-Cap Portfolio’s holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the EQ/Multi-Cap Portfolio’s holdings that are not compatible with the EQ/Growth Portfolio’s investment objectives and policies or the Adviser’s investment strategies and investment selection criteria at the time of the Reorganization will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with the EQ/Growth Portfolio’s objectives and policies and the Adviser’s strategies and selection criteria. The portion of the EQ/Multi-Cap Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the Adviser’s continuing assessment of the compatibility of those assets with the EQ/Growth Portfolio’s portfolio composition and its investment objectives and policies at the time of the Reorganization. The need for a Portfolio to dispose of investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its incurring transaction costs that would not otherwise have been incurred.

Comparison of Investment Objectives, Policies and Strategies

The Portfolios have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Portfolio are described below. A Portfolio’s investment objective may be changed by the Board of Trustees without a vote of that Portfolio’s shareholders. The principal risks of investing in the Portfolios also are similar. For information concerning the risks associated with investments in the Portfolios, see “Comparison of Principal Risk Factors” below.

	EQ/Multi-Cap Portfolio	EQ/Growth Portfolio
Investment Objective	Seeks to achieve capital appreciation.	Same.
Investment Strategies	The Portfolio invests primarily in U.S. common stocks in order to achieve its investment objective. The Portfolio may invest in securities of companies of any size.	Under normal circumstances, the Portfolio invests primarily in equity securities of U.S. large capitalization companies. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small — and mid-capitalization companies.
	While the Portfolio invests primarily in common stocks, it may also invest in other securities that the investment subadviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.	Same.

	EQ/Multi-Cap Portfolio	EQ/Growth Portfolio
	The Adviser utilizes a “growth at a reasonable price” investment approach that combines growth and value style investing. This means that the Portfolio generally invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. This approach is generally lower risk than a typical growth stock approach. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. Valuation is a key selection criterion. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.	Same.
	The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.	The Portfolio may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective, but it is not currently expected that the Portfolio will do so.
Investment Manager	AXA Equitable	Same.
Investment Sub-adviser	Montag & Caldwell, Inc., 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients were approximately $28.27 billion as of December 31, 2004.	Same.
Portfolio Manager

Ronald E. Canakaris, President and Chief Investment Officer, is responsible for the day-to-day investment management of the Portfolio and has more than 34 years’ experience in the investment industry. He has been President of Montag & Caldwell for more than 18 years.

The Statement of Additional Information for the Portfolio provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Portfolio to the extent applicable.

Same.

Comparison of Principal Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are noted below. However, other factors may also affect each Portfolio’s net asset value. There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value.

The principal risks of an investment in the EQ/Growth Portfolio are similar to the principal risks of an investment in the EQ/Multi-Cap Portfolio, as each Portfolio invests primarily in equity securities. However, because the Portfolios pursue their investment objectives using somewhat different investment strategies, an investment in the EQ/Growth Portfolio will be subject to different risks than an investment in the EQ/Multi-Cap Portfolio. The risks to which each Portfolio is subject are identified in the following table.

	EQ/Multi-Cap Portfolio	EQ/Growth Portfolio
Asset Class Risk	X	X
Market Risk	X	X
Security Selection Risk	X	X
Equity Risk	X	X
Growth Investing Risk	X	X
Portfolio Turnover Risk	X
Small-Cap and Mid-Cap Company Risk	X

For an explanation of each such risk, see “Information about the Proposed Reorganizations Applicable to All Proposals — Explanation of Risk Factors” below.

Comparative Fee and Expense Tables

The following table shows the fees and expenses of the Class IB shares of the EQ/Multi-Cap Portfolio, the fees and expenses of the Class IB shares of the EQ/Growth Portfolio, and the estimated pro forma fees and expenses of the Class IB shares of the EQ/Growth Portfolio after giving effect to the proposed Reorganization. Expenses for each Portfolio are based on the operating expenses incurred by the Class IB shares of the Portfolio for the fiscal year ended December 31, 2004. The pro forma expenses of the Class IB shares of the EQ/Growth Portfolio assume that the Reorganization had been in effect for the fiscal year ended December 31, 2004. The table does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. There are no fees or charges to buy or sell shares of the Portfolios, reinvest dividends, or exchange into other portfolios of the Trust.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets) — Class IB Shares

	EQ/Multi-Cap Portfolio (1)	EQ/Growth Portfolio	Pro Forma EQ/Growth Portfolio (after the Reorganization)
Management Fee	1.00%	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	0.20%	0.12%	0.10%
Total Annual Portfolio Operating Expenses	1.45%	1.12%	1.10%
Less Fee Waiver/Expense Reimbursement (2)	(0.05)%	NA	NA
Net Total Annual Portfolio Operating Expenses (3)	1.40%	1.12%	1.10%

(1)	Expenses of each Portfolio include the expenses of their respective predecessor portfolios for the last fiscal year and are restated to reflect current fees.
(2)	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolios until April 30, 2006 so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 1.65% for the EQ/Multi-Cap Portfolio and 1.40% for the EQ/Growth Portfolio. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the applicable Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. These arrangements may be discontinued at any time after April 30, 2006. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”
(3)	A portion of the brokerage commissions that the EQ/Multi-Cap Portfolio pays is used to reduce that Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the EQ/Multi-Cap Portfolio for the fiscal year ended December 31, 2004 were 1.20%.

Examples of Portfolio Expenses

This example is intended to help you compare the cost of investing in Class IB shares of the Portfolios with the cost of investing in other investment options. The example assumes that (1) you invest $10,000 in a Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio’s operating expenses remain the same and (4) the expense limitation currently in place is not renewed. The example should not be considered a representation of past or future expenses of the Portfolios. Actual expenses may be higher or lower than those shown. The costs in the example would be the same whether or not you redeemed all of your shares at the end of these periods. The example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
EQ/Multi-Cap Portfolio	$143	$454	$787	$1,731
EQ/Growth Portfolio	$114	$356	$617	$1,363
EQ/Growth Portfolio (pro forma after the Reorganization)	$112	$350	$606	$1,340

Comparative Performance Information

The bar charts below give some indication of the risks of an investment in the Portfolios by showing changes in the performance of the Class IB shares of a Portfolio from year to year. The tables below show the average annual total returns of the Class IB shares of the Portfolios for the periods shown and compares their performance to the returns of a broad-based index.

The EQ/Growth Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the EQ/Growth Portfolio is considered to be the successor to the Enterprise Growth Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

The EQ/Multi-Cap Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Multi-Cap Growth Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the EQ/Multi-Cap Portfolio is considered to be the successor to the Enterprise Multi-Cap Growth Portfolio whose inception date is July 15, 1999, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Past performance is not an indication of future results. The bar charts and tables assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ/Growth Portfolio

Best quarter (% and time period)	Worst quarter (% and time period)
17.77% (1999 4th Quarter)	-15.53% (2001 1st Quarter)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Five Years	Since Inception
EQ/Growth Portfolio	4.10%	-5.49%	-0.18%
Russell 1000 Growth Index (1)	6.30%	-9.29%	-1.87%
S&P 500 Index (2)	10.88%	-2.30%	2.01%

(1)	The Russell 1000 Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Effective May 1, 2005 this index replaced the S&P 500 Index as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.
(2)	The S&P 500 Index is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representatives of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

EQ/Multi-Cap Portfolio

Best quarter (% and time period)	Worst quarter (% and time period)
16.70% (2003 2nd Quarter)	-22.04% (2000 4th Quarter)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Five Years	Since Inception
EQ/Multi-Cap Portfolio	7.56%	-11.43%	8.92%
Russell 3000 Growth Index (1)	6.93%	-8.87%	-5.61%
S&P 500 Index (2)	10.88%	-2.30%	-1.26%

(1)	The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. Effective May 1, 2005 this index replaced the S&P 500 Index as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.

(2)	The S&P 500 Index is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representatives of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Capitalization

The following table shows the capitalization of the Class IB shares of the EQ/Multi-Cap Portfolio and the EQ/Growth Portfolio as of December 31, 2004, and the EQ/Growth Portfolio on a pro forma combined basis as of that date after giving effect to the proposed Reorganization.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
EQ/Multi-Cap Portfolio — Class IB	$63	$7.97	7,963,644
EQ/Growth Portfolio — Class IB	$259	$4.81	53,824,519
Adjustments	$—	$—	5,231,389
Pro forma EQ/Growth Portfolio — Class IB	$322	$4.81	67,019,552

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION PLAN WITH RESPECT TO THE EQ/MULTI-CAP PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE REORGANIZATION PLAN FOR APPROVAL BY THAT PORTFOLIO’S CONTRACTOWNERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 4.

* * * * *

PROPOSAL 5: APPROVAL OF THE REORGANIZATION OF EQ/MONY DIVERSIFIED PORTFOLIO INTO EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

This Proposal 5 relates to the Reorganization of EQ/MONY Diversified Portfolio (“EQ/Diversified Portfolio”) into EQ/Capital Guardian Research Portfolio (“EQ/Capital Guardian Portfolio”). In considering whether you should approve this Proposal, you should note that:

•	Class IA shares are the only shares of the EQ/Diversified Portfolio currently outstanding. Thus, if the Reorganization occurs, Contractowners with amounts allocated to the EQ/Diversified Portfolio would indirectly hold, immediately after the Closing Date, Class IA shares of the EQ/Capital Guardian Portfolio having an aggregate value equal to the aggregate value of their Class IA shares of the EQ/Diversified Portfolio as of the Closing Date.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the EQ/Capital Guardian Portfolio, which are somewhat similar to those of the

EQ/ Diversified Portfolio, as are the principal risks of investing in the Portfolios. Each Portfolio generally invests in a diversified portfolio of equity securities. However, there are some differences of which you should be aware. Although each Portfolio seeks to achieve capital appreciation, the EQ/Diversified Portfolio’s investment objective also includes an income component, while the EQ/Capital Guardian Portfolio’s objective does not. In addition, while each Portfolio generally invests in equity securities, the EQ/Diversified Portfolio may allocate its assets among common stocks of U.S. and foreign companies, investment grade corporate bonds and money market instruments based on the investment subadviser’s assessment of their relative return potential. The EQ/Capital Guardian Portfolio invests primarily in equity securities of U.S. companies and securities for which the principal trading market is in the U.S. and normally does not invest a significant portion of its assets in bonds. The EQ/Capital Guardian Portfolio’s primary investments are common stocks of companies with a market capitalization greater than $1 billion. Thus, if the Reorganization occurs, it is expected that you would be indirectly invested in a Portfolio that does not seek income as part of its regular investment program and has less flexibility to invest in fixed income securities, which could adversely affect the EQ/Capital Guardian Portfolio’s ability to achieve its investment objective during periods when such securities outperform equity securities. The Board and AXA Equitable believe, however, that these differences are not significant, as the EQ/Diversified Portfolio, like the EQ/Capital Guardian Portfolio, historically has invested a substantial portion of its assets in equity securities of companies with larger market capitalizations. For example, common stocks constituted 81.11%, 61.23%, 88.98%, 96.26% and 97.4% of the EQ/Diversified Portfolio’s net assets as of December 31, 2000, 2001, 2002, 2003 and 2004, respectively. For a more detailed comparison of the investment objectives, policies and strategies of each Portfolio, please see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risks” below.

•	AXA Equitable is the Manager of each Portfolio and would continue to serve as the Manager of the EQ/Capital Guardian Portfolio following the Reorganization. Capital Guardian Trust Company (“Capital Guardian”) is the investment subadviser for the EQ/Capital Guardian Portfolio (for this Proposal, the “Adviser”) and would advise the combined Portfolio following the Reorganization. The investment adviser for the EQ/Diversified Portfolio is Boston Advisors, Inc. (“Boston Advisors”), which is an affiliate of AXA Equitable. For a more detailed description of the Manager and the Adviser, please see “Additional Information about AXA Equitable and the Acquiring Portfolios — The Manager” and “Comparison of Investment Objectives, Policies and Strategies” below.

•	Although the management fee for the EQ/Capital Guardian Portfolio is higher than that for the EQ/Diversified Portfolio, the total annual expense ratio for the Class IA shares of the EQ/Capital Guardian Portfolio currently is lower than that of the Class IA shares of the EQ/Diversified Portfolio (before and after expense limitation arrangements), as is the pro forma expense ratio of the Class IA shares of the combined Portfolio. Thus, if the Reorganization occurs, it is expected that you will be indirectly invested in a Portfolio that has a lower total annual operating expense ratio than the EQ/Diversified Portfolio. The EQ/Capital Guardian Portfolio’s lower total annual operating expense ratio is due primarily to economies of scale realized as a result of its significantly larger asset base.

•	It is not expected that the EQ/Capital Guardian Portfolio will revise any of its investment policies following the Reorganization to reflect those of the EQ/Diversified Portfolio. The Manager and the Adviser have reviewed the EQ/Diversified Portfolio’s current portfolio holdings and determined that those holdings generally are compatible with the EQ/Capital Guardian Portfolio’s investment objective and policies. In this connection, the Manager and the Adviser noted that, while the EQ/Diversified Portfolio may invest a significant portion of its assets in fixed income securities, such investments constituted less than 3% of the EQ/Diversified Portfolio’s net assets as of December 31, 2004 and are expected to constitute an even smaller percentage of the combined Portfolio’s net assets. As a result, the Manager and the Adviser believe that, if the Reorganization is approved, all or substantially all of the EQ/Diversified Portfolio’s assets could be transferred to and held by the EQ/Capital Guardian Portfolio.

It is expected, however, that some of the EQ/Diversified Portfolio’s holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, any of the EQ/Diversified Portfolio’s holdings that are not compatible with the EQ/Capital Guardian Portfolio’s investment objectives and policies or the Adviser’s investment strategies and investment selection criteria at the time of the Reorganization will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with the EQ/Capital Guardian Portfolio’s objectives and policies and the Adviser’s strategies and selection criteria. The portion of the EQ/Diversified Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the Adviser’s continuing assessment of the compatibility of those assets with the EQ/Capital Guardian Portfolio’s portfolio composition and its investment objectives and policies at the time of the Reorganization. The need for a Portfolio to dispose of investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its incurring transaction costs that would not otherwise have been incurred.

Comparison of Investment Objectives, Policies and Strategies

The Portfolios have somewhat similar investment objectives, policies and strategies and there are some differences of which you should be aware. The investment objective and the strategies and policies of each Portfolio are described below. A Portfolio’s investment objective may be changed by the Board of Trustees without a vote of a Portfolio’s shareholders. The principal risks of investing in the Portfolios also are somewhat similar. For information concerning the risks associated with investments in the Portfolios, see “Comparison of Principal Risk Factors” below.

	EQ/Diversified Portfolio	EQ/Capital Guardian Portfolio
Investment Objective	Seeks to maximize income and capital appreciation.	Seeks to achieve long-term growth of capital.
Investment Strategies	The Portfolio invests in a diversified mix of common stocks of U.S. and foreign companies, investment grade corporate and government bonds, and money market instruments.	The Portfolio invests primarily in equity securities of U.S. issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other U.S. registered foreign securities.
	The Portfolio may invest in companies of any size.	The Portfolio may invest in companies of any size but invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase.
	The Portfolio may invest in the common stocks of foreign companies.	The Portfolio may invest in securities issued by foreign issuers and traded principally in the U.S. The Portfolio also may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 Index.
	The mix of securities in the Portfolio will reflect the relative attractiveness of stocks, bonds, or money market instruments as determined by the subadviser.	The Portfolio seeks long-term growth of capital through investments in a portfolio comprised primarily of equity securities; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.
Investment Manager	AXA Equitable	Same.
Investment Sub-adviser	Boston Advisors, Inc., One Federal Street, 26th Floor, Boston, MA 02110. Boston Advisors was established in 1974 and manages fixed-income, balanced and equity portfolios. As of December 31, 2004, total assets under management in the accounts managed by Boston Advisors were approximately $4.9 billion.	Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2004, Capital Guardian had $162 billion in assets under management.

	EQ/Diversified Portfolio	EQ/Capital Guardian Portfolio
Portfolio Manager

The management of and investment decisions for the Portfolio are made by the Institutional Portfolio Management team of Boston Advisors. Each member of the investment team serves as Portfolio Manager and Analyst. The members of the Institutional Investment team are: Michael J. Vogelzang, CFA, Timothy E. Woolston, Douglas A. Riley, CFA, and Shakeel Dewji.

Michael J. Vogelzang, CFA, President and Chief Investment Officer, heads the management team for the Portfolio. Mr. Vogelzang has been President and Chief Investment Officer of Boston Advisors since 1997.

Timothy E. Woolston, Senior Vice President and Portfolio Manager, has been with Boston Advisors in that capacity since 1997.

Douglas A. Riley, CFA, Vice President and Portfolio Manager, has been with Boston Advisors in that capacity since 2002. Prior to joining Boston Advisors, Mr. Riley was a Vice President and Portfolio Manager with Babson-United Investment Advisors since 1991.

Shakeel Dewji, Vice President and Portfolio Manager, has been with Boston Advisors in that capacity since 2000. Prior to that time, Mr. Dewji was an Equity Analyst with Morgan Stanley Investment Management.

The Statement of Additional Information for the Portfolio provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio to the extent applicable.

Alan Wilson, Director and Senior Vice President since September 2004, is primarily responsible for the day-to-day management of the Portfolio. Mr. Wilson was Vice President for more than five years prior to September 2004 and has had portfolio management responsibilities at the Adviser for 14 years.

The Statement of Additional Information for the Portfolio provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Portfolio to the extent applicable.

Comparison of Principal Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are noted below. However, other factors may also affect each Portfolio’s net asset value. There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value.

The principal risks of an investment in the EQ/Capital Guardian Portfolio are somewhat similar to the principal risks of an investment in the EQ/Diversified Portfolio, as each Portfolio generally invests in equity securities. However, because the Portfolios pursue their investment objectives using somewhat different investment strategies, an investment in the EQ/Capital Guardian Portfolio will be subject to different risks than an investment in the EQ/Diversified Portfolio. The risks to which each Portfolio is subject are identified in the following table.

	EQ/Diversified Portfolio	EQ/Capital Guardian Portfolio
Asset Class Risk	X	X
Market Risk	X	X
Security Selection Risk	X	X
Equity Risk	X	X
Foreign Securities Risk	X	X
Small-Cap and Mid-Cap Company Risk	X	X
Asset Allocation Risk	X
Fixed Income Risk	X
Credit Risk
Interest Rate Risk
Investment Grade Securities Risk

For an explanation of each such risk, see “Information about the Proposed Reorganizations Applicable to All Proposals — Explanation of Risk Factors” below.

Comparative Fee and Expense Tables

The following table shows the fees and expenses of the Class IA shares of the EQ/Diversified Portfolio, the fees and expenses of the Class IA shares of the EQ/Capital Guardian Portfolio (which is the class of shares that will be issued in connection with the Reorganization), and the estimated pro forma fees and expenses of the Class IA shares of the EQ/ Capital Guardian Portfolio after giving effect to the proposed Reorganization. Expenses for each Portfolio are based on the operating expenses incurred by the Class IA shares of the Portfolio for the last fiscal year ended December 31, 2004. The pro forma expenses of the Class IA shares of the EQ/Capital Guardian Portfolio assume that the Reorganization had been in effect for the last fiscal year ended December 31, 2004. The table does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. There are no fees or charges to buy or sell shares of the Portfolios, reinvest dividends, or exchange into other portfolios of the Trust.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets) — Class IA Shares

	EQ/Diversified Portfolio (1)	EQ/Capital Guardian Portfolio	Pro Forma EQ/Capital Guardian Portfolio (after the Reorganization)
Management Fee	0.50%	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	None	None	None
Other Expenses	5.09%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	5.59%	0.70%	0.70%
Less Fee Waiver/Expense Reimbursement (2)	(4.44)%	NA	NA
Net Total Annual Portfolio Operating Expenses (3)	1.15%	0.70%	0.70%

(1)	Expenses of the EQ/Diversified Portfolio include the expenses of the Portfolio’s predecessor for the last fiscal year and are restated to reflect current fees.
(2)	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolios until April 30, 2006 so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amounts shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the applicable Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. These arrangements may be discontinued at any time after April 30, 2006. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”
(3)	A portion of the brokerage commissions that each of the EQ/Diversified Portfolio and the EQ/Capital Guardian Portfolio pays is used to reduce each Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the EQ/Diversified Portfolio and the EQ/Capital Guardian Portfolio for the last fiscal year ended December 31, 2004 were 1.14% and 0.65%, respectively.

Examples of Portfolio Expenses

This example is intended to help you compare the cost of investing in Class IA shares of the Portfolios with the cost of investing in other investment options. The example assumes that (1) you invest $10,000 in a Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio’s operating expenses remain the same and (4) the expense limitation currently in place is not renewed. The example should not be considered a representation of past or future expenses of the Portfolios. Actual expenses may be higher or lower than those shown. The costs in the example would be the same whether or not you redeemed all of your shares at the end of these periods. The example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
EQ/Diversified Portfolio	$117	$1,271	$2,412	$5,205
EQ/Capital Guardian Portfolio	$72	$224	$390	$871
EQ/Capital Guardian Portfolio (pro forma after the Reorganization)	$72	$224	$390	$871

Comparative Performance Information

The bar charts below give some indication of the risks of an investment in the Portfolios by showing changes in the performance of the Class IA shares of a Portfolio from year to year. The tables below show the average annual total returns of the Class IA shares of the Portfolios for the periods shown and compares their performance to the returns of a broad-based index.

The inception date for the EQ/Capital Guardian Portfolio is May 1, 1999. The EQ/Diversified Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Diversified Portfolio, a series of the MONY Series Fund, Inc.) managed by the investment subadviser using the same investment objectives and strategy as the Portfolio. For these purposes, the EQ/Diversified Portfolio is considered to be the successor to the MONY Diversified Portfolio whose inception date is April 3, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Past performance is not an indication of future results. The bar charts and tables assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ/Capital Guardian Portfolio (1)

Best quarter (% and time period)	Worst quarter (% and time period)
16.14% (2003 2nd Quarter)	-18.26% (2002 3rd Quarter)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Five Years	Since Inception
EQ/Capital Guardian Portfolio — Class IA Shares (1)	11.28%	2.72%	3.59%
S&P 500 Index (2)	10.88%	-2.30%	-0.21%

(1)	For periods prior to the inception of Class IA shares (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees. The Class IB shares commenced operations on May 1, 1999.
(2)	The S&P 500 Index is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representatives of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

EQ/Diversified Portfolio

Best quarter (% and time period)	Worst quarter (% and time period)
17.47% (1999 4th Quarter)	-14.98% (2002 3rd Quarter)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Five Years	10 Years
EQ/Diversified Portfolio	17.67%	0.20%	11.41%
S&P 500 Index (1)	10.88%	-2.30%	12.07%

(1)	The S&P 500 Index is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representatives of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Capitalization

The following table shows the capitalization of the Class IA shares of the EQ/Diversified Portfolio and the EQ/Capital Guardian Portfolio as of December 31, 2004, and the Class IA shares of the EQ/Capital Guardian Portfolio on a pro forma combined basis as of that date after giving effect to the proposed Reorganization.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
EQ/Diversified Portfolio — Class IA	$1.8	$11.95	148,821
EQ/Capital Guardian Portfolio — Class IA	$.5	$11.86	44,122
Adjustments	$—	$—	1,069
Pro forma EQ/Capital Guardian Portfolio — Class IA	$2.3	$11.86	194,012

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION PLAN WITH RESPECT TO THE EQ/DIVERSIFIED PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE REORGANIZATION PLAN FOR APPROVAL BY THAT PORTFOLIO’S CONTRACTOWNERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 5.

* * * * *

PROPOSAL 6: APPROVAL OF THE REORGANIZATION OF EQ/MONY EQUITY GROWTH PORTFOLIO INTO EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

This Proposal 6 relates to the Reorganization of EQ/MONY Equity Growth Portfolio (“EQ/Equity Growth Portfolio”) into EQ/Capital Guardian Research Portfolio (“EQ/Capital Guardian Portfolio”). In considering whether you should approve this Proposal, you should note that:

•	Class IA shares are the only shares of the EQ/Equity Growth Portfolio currently outstanding. Thus, if the Reorganization occurs, Contractowners with amounts allocated to the EQ/Equity Growth Portfolio would indirectly hold, immediately after the Closing Date, Class IA shares of the EQ/Capital Guardian Portfolio having an aggregate value equal to the aggregate value of their Class IA shares of the EQ/Equity Growth Portfolio as of the Closing Date.

•	Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the EQ/ Capital Guardian Portfolio, which are similar to those of the EQ/Equity Growth Portfolio, as are the principal risks of investing in the Portfolios. Each Portfolio seeks capital appreciation and invests primarily in equity securities. However, there are some differences of which you should be aware. Each Portfolio may invest in companies of any size, but the EQ/Capital Guardian Portfolio invests primarily in companies with a market capitalization greater than $1 billion. Thus, the EQ/Capital Guardian Portfolio’s ability to invest in securities of smaller capitalization companies is more limited than that of the EQ/Equity Growth Portfolio, which could adversely affect the EQ/Capital Guardian Portfolio’s ability to achieve its investment objective during periods when such securities outperform those of larger capitalization companies. In addition, while each Portfolio may invest in foreign securities, the EQ/Capital Guardian Portfolio may invest a greater portion of its assets in such securities, which generally are subject to greater risks than U.S. securities. Moreover, the EQ/Equity Growth Portfolio’s investment subadviser uses a growth style of investing, while the EQ/Capital Guardian Portfolio’s subadviser uses a combination of growth and value styles. A subadviser’s investment style may be out of favor or may not produce the best results over short or longer time periods. The principal risks of investing in each Portfolio include equity risk and small-cap and mid-cap company risk. The EQ/Capital Guardian Portfolio also is subject to foreign securities risk, while the EQ/Equity Growth Portfolio also is subject to growth investing risk. For a more detailed comparison of the investment objectives, policies and strategies of each Portfolio, please see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risks” below.

•	AXA Equitable is the Manager of each Portfolio and would continue to serve as the Manager of the EQ/Capital Guardian Portfolio following the Reorganization. Capital Guardian Trust Company (“Capital Guardian”) is the investment subadviser for the EQ/Capital Guardian Portfolio (for this Proposal, the “Adviser”) and would advise the combined Portfolio following the Reorganization. The investment adviser for the EQ/MONY Equity Growth Portfolio is Boston Advisors, which is an affiliate of AXA Equitable. For a more detailed description of the Manager and the Adviser, please see “Additional Information about AXA Equitable and the Acquiring Portfolios — The Manager” and “Comparison of Investment Objectives, Policies and Strategies” below.

•	Although the management fee for the EQ/Capital Guardian Portfolio is higher than that for the EQ/Equity Growth Portfolio, the total annual expense ratio for the Class IA shares of the EQ/Capital Guardian Portfolio currently is lower than that of the Class IA shares of the EQ/Equity Growth Portfolio (before and after expense limitation arrangements), as is the pro forma expense ratio of the Class IA shares of the combined Portfolio. Thus, if the Reorganization occurs, it is expected that you will be indirectly invested in a Portfolio that has a lower total annual operating expense ratio than the EQ/Equity Growth Portfolio. The EQ/Capital Guardian Portfolio’s lower total annual expense ratio is due primarily to economies of scale realized by that Portfolio as a result of its significantly larger asset base.

•	It is not expected that the EQ/Capital Guardian Portfolio will revise any of its investment policies following the Reorganization to reflect those of the EQ/Equity Growth Portfolio. The Manager and the Adviser have reviewed the EQ/Equity Growth Portfolio’s current portfolio holdings and determined that those holdings generally are compatible with the EQ/Capital Guardian Portfolio’s investment objective and policies. As a result, the Manager and the Adviser believe that, if the Reorganization is approved, all or substantially all of the EQ/Equity Growth Portfolio’s assets could be transferred to and held by the EQ/Capital Guardian Portfolio.

It is expected, however, that some of the EQ/Equity Growth Portfolio’s holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the EQ/Equity Growth Portfolio’s holdings that are not compatible with the EQ/Capital Guardian Portfolio’s investment objectives and policies or the Adviser’s investment strategies and investment selection criteria at the time of the Reorganization will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with the EQ/Capital Guardian Portfolio’s objectives and policies and the Adviser’s strategies and selection criteria. The portion of the EQ/Equity Growth Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the Adviser’s continuing assessment of the compatibility of those assets with the EQ/Capital Guardian Portfolio’s portfolio composition and its investment objectives and policies at the time of the Reorganization. The need for a Portfolio to dispose of investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its incurring transaction costs that would not otherwise have been incurred.

Comparison of Investment Objectives, Policies and Strategies

The Portfolios have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Portfolio are described below. A

Portfolio’s investment objective may be changed by the Board of Trustees of the Trust without a vote of a Portfolio’s shareholders. The principal risks of investing in the Portfolios also are similar. For information concerning the risks associated with investments in the Portfolios, see “Comparison of Principal Risk Factors” below.

	EQ/Equity Growth Portfolio	EQ/Capital Guardian Portfolio
Investment Objective	Seeks to achieve capital appreciation.	Seeks to achieve long-term growth of capital.
Investment Strategies	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities.	The Portfolio invests primarily in equity securities of U.S. issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other U.S. registered foreign securities.
	The Portfolio may invest in companies of any size.	The Portfolio may invest in companies of any size but invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase.
	The Portfolio may invest in equity securities of foreign companies.	The Portfolio may invest in securities issued by foreign issuers and traded principally in the U.S. The Portfolio also may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 Index.
	The Portfolio invests in companies with above average earnings growth. The primary consideration in stock selection is the rate of earnings growth relative to the price. The Portfolio seeks companies that have a specific advantage (products, patents, sales force, management, etc.) which enables them to grow at superior pace. They generally achieve their sales growth by selling more units, rather than depending on price increases alone. As many of the fastest growing companies currently are traded over-the-counter, the Portfolio will have correspondingly larger holdings of over-the-counter stocks.	The Portfolio seeks long-term growth of capital through investments in a portfolio comprised primarily of equity securities; the subadviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.
Investment Manager	AXA Equitable	Same.
Investment Sub-adviser	Boston Advisors, Inc., One Federal Street, 26th Floor, Boston, MA 02110. Boston Advisors has been providing investment counseling since 1971. Total assets under management for Boston Advisors as of December 31, 2004 were $4.9 billion.	Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2004, Capital Guardian had $162 billion in assets under management.

	EQ/Equity Growth Portfolio	EQ/Capital Guardian Portfolio
Portfolio Manager(s)

The management of and investment decisions for the Portfolio are made by the Institutional Portfolio Management team of Boston Advisors. Each member of the investment team serves as Portfolio Manager and Analyst. The members of the Institutional Investment team are: Michael J. Vogelzang, CFA, Timothy E. Woolston, Douglas A. Riley, CFA, and Shakeel Dewji.

Michael J. Vogelzang, CFA, President and Chief Investment Officer, heads the management team for the Portfolio. Mr. Vogelzang has been President and Chief Investment Officer of Boston Advisors since 1997.

Timothy E. Woolston, Senior Vice President and Portfolio Manager, has been with Boston Advisors in that capacity since 1997.

Douglas A. Riley, CFA, Vice President and Portfolio Manager, has been with Boston Advisors in that capacity since 2002. Prior to joining Boston Advisors, Mr. Riley was a Vice President and Portfolio Manager with Babson-United Investment Advisors since 1991.

Shakeel Dewji, Vice President and Portfolio Manager, has been with Boston Advisors in that capacity since 2000. Prior to that time, Mr. Dewji was an Equity Analyst with Morgan Stanley Investment Management.

The Statement of Additional Information for the Portfolio provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio to the extent applicable.

Alan Wilson, Director and Senior Vice President since September 2004, is primarily responsible for the day-to-day management of the Portfolio. Mr. Wilson was Vice President for more than five years prior to September 2004 and has had portfolio management responsibilities at the Adviser for 14 years.

The Statement of Additional Information for the Portfolio provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Portfolio to the extent applicable.

Comparison of Principal Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are noted below. However, other factors may also affect each Portfolio’s net asset value. There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value.

The principal risks of an investment in the EQ/Capital Guardian Portfolio are similar to the principal risks of an investment in the EQ/Equity Growth Portfolio, as each Portfolio invests primarily in equity securities. However, because the Portfolios pursue their investment objectives using somewhat different investment strategies, an investment in the EQ/Capital Guardian Portfolio will be subject to different risks than an investment in the EQ/Equity Growth Portfolio. The risks to which each Portfolio is subject are identified in the following table.

	EQ/Equity Growth Portfolio	EQ/Capital Guardian Portfolio
Asset Class Risk	X	X
Market Risk	X	X
Security Selection Risk	X	X
Equity Risk	X	X
Small-Cap and Mid-Cap Company Risk	X	X
Foreign Securities Risk		X
Growth Investing Risk	X

For an explanation of each such risk, see “Information about the Proposed Reorganizations Applicable to All Proposals — Explanation of Risk Factors” below.

Comparative Fee and Expense Tables

The following table shows the fees and expenses of the Class IA shares of the EQ/Diversified Portfolio, the fees and expenses of the Class IA shares of the EQ/Capital Guardian Portfolio (which is the class of shares that will be issued in connection with the Reorganization), and the estimated pro forma fees and expenses of the Class IA shares of the EQ/Capital Guardian Portfolio after giving effect to the proposed Reorganization. Expenses for each Portfolio are based on the operating expenses incurred by the Class IA shares of the Portfolio for the last fiscal year ended December 31, 2004. The pro forma expenses of the Class IA shares of the EQ/Capital Guardian Portfolio assume that the Reorganization had been in effect for the last fiscal year ended December 31, 2004. The table does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. There are no fees or charges to buy or sell shares of the Portfolios, reinvest dividends, or exchange into other portfolios of the Trust.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets) — Class IA Shares

	EQ/Equity Growth Portfolio (1)	EQ/Capital Guardian Portfolio	Pro Forma EQ/Capital Guardian Portfolio (after the Reorganization)
Management Fee	0.50%	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	None	None	None
Other Expenses	5.90%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	6.40%	0.70%	0.70%
Less Fee Waiver/Expense Reimbursement (2)	(5.25)%	NA	NA
Net Total Annual Portfolio Operating Expenses (3)	1.15%	0.70%	0.70%

(1)	Expenses of the EQ/Equity Growth Portfolio include the expenses of the Portfolio’s predecessor for the last fiscal year and are restated to reflect current fees.
(2)	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolios until April 30, 2006 so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amounts shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the applicable Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. These arrangements may be discontinued at any time after April 30, 2006. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”
(3)	A portion of the brokerage commissions that each Portfolio pays is used to reduce its expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the EQ/Equity Growth Portfolio and the EQ/Capital Guardian Portfolio for the last fiscal year ended December 31, 2004 were 1.14% and 0.65%, respectively.

Examples of Portfolio Expenses

This example is intended to help you compare the cost of investing in Class IA shares of the Portfolios with the cost of investing in other investment options. The example assumes that (1) you invest $10,000 in a Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio’s operating expenses remain the same and (4) the expense limitation currently in place is not renewed. The example should not be considered a representation of past or future expenses of the Portfolios. Actual expenses may be higher or lower than those shown. The costs in the example would be the same whether or not you redeemed all of your shares at the end of these periods. The example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
EQ/Equity Growth Portfolio	$117	$1,428	$2,702	$5,735
EQ/Capital Guardian Portfolio	$72	$224	$390	$871
EQ/Capital Guardian Portfolio (pro forma after the Reorganization)	$72	$224	$390	$871

Comparative Performance Information

The bar charts below give some indication of the risks of an investment in the Portfolios by showing changes in the performance of the Class IA shares of a Portfolio from year to year. The tables below show the average annual total returns of the Class IA shares of the Portfolios for the periods shown and compares their performance to the returns of a broad-based index.

The inception date for the EQ/Capital Guardian Portfolio is May 1, 1999. The EQ/Equity Growth Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Equity Growth Portfolio, a series of the MONY Series Fund, Inc.) managed by the same investment subadviser using the same investment objectives and strategy as the Portfolio. For these purposes, the EQ/Equity Growth Portfolio is considered to be the successor to the Equity Growth Portfolio whose inception date is March 4, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Past performance is not an indication of future results. The bar charts and tables assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ/Capital Guardian Portfolio (1)

Best quarter (% and time period)	Worst quarter (% and time period)
16.14% (2003 2nd Quarter)	-18.26% (2002 3rd Quarter)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Five Years	Since Inception
EQ/Capital Guardian Portfolio — Class IA Shares (1)	11.28%	2.65%	3.58%
S&P 500 Index (2)	10.88%	-2.30%	-0.21%

(1)	For periods prior to the inception of Class IA shares (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees. The Class IB shares commenced operations on May 1, 1999.
(2)	The S&P 500 Index is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representatives of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

EQ/Equity Growth Portfolio

Best quarter (% and time period)	Worst quarter (% and time period)
22.27% (1999 4th Quarter)	-18.62% (2002 3rd Quarter)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Five Years	10 Years
EQ/Equity Growth Portfolio	17.98%	-2.37%	12.22%
S&P 500 Index (1)	10.88%	-2.30%	12.07%

(1)	The S&P 500 Index is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representatives of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Capitalization

The following table shows the capitalization of the Class IA shares of the EQ/Equity Growth Portfolio and the EQ/Capital Guardian Portfolio as of December 31, 2004, and the Class IA shares of the EQ/Capital Guardian Portfolio on a pro forma combined basis as of that date after giving effect to the proposed Reorganization.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
EQ/Equity Growth Portfolio — Class IA	$1.6	$19.07	81,805
EQ/Capital Guardian Portfolio — Class IA	$.5	$11.86	44,122
Adjustments	$—	$—	49,744
Pro forma EQ/Capital Guardian Portfolio — Class IA	$2.1	$11.86	175,671

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION PLAN WITH RESPECT TO THE EQ/EQUITY GROWTH PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE REORGANIZATION PLAN FOR APPROVAL BY THAT PORTFOLIO’S CONTRACTOWNERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 6.

* * * * *

PROPOSAL 7: APPROVAL OF THE REORGANIZATION OF EQ/MONY EQUITY INCOME PORTFOLIO INTO EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

This Proposal 7 relates to the Reorganization of EQ/MONY Equity Income Portfolio (“EQ/MONY Income Portfolio”) into EQ/Boston Advisors Equity Income Portfolio (“EQ/Income Portfolio”). In considering whether you should approve this Proposal, you should note that:

•	Class IA shares are the only shares of the EQ/MONY Income Portfolio currently outstanding. Thus, if the Reorganization occurs, Contractowners with amounts allocated to the EQ/MONY Income Portfolio would indirectly hold, immediately after the Closing Date, Class IA shares of the EQ/Income Portfolio having an aggregate value equal to the aggregate value of their Class IA shares of the EQ/MONY Income Portfolio as of the Closing Date.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the EQ/Income Portfolio, which are substantially identical to those of the EQ/MONY Income Portfolio, as are the principal risks of investing in the Portfolios. Each Portfolio seeks a combination of growth and income to achieve an above-average and consistent total return. Each Portfolio invests at least 80% of its net assets in equity securities. Each Portfolio generally invests in dividend-paying common stocks of U.S. large capitalization companies (i.e., those companies with market capitalizations greater than $10 billion). Each Portfolio also may invest in equity securities of small- and mid-capitalization companies. The primary risk of an investment in each Portfolio is equity risk. For a more detailed comparison of the investment objectives, policies and strategies of each Portfolio, please see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risks” below.

•	AXA Equitable is the Manager for each Portfolio and would continue to serve as the Manager of the EQ/Income Portfolio following the Reorganization. Boston Advisors, which is an affiliate of AXA Equitable, is the investment subadviser (for this Proposal, the “Adviser”) for each Portfolio and would advise the combined Portfolio following the Reorganization. For a more detailed description of the Manager and the Adviser, please see “Additional Information about AXA Equitable and the Acquiring Portfolios — The Manager” and “Comparison of Investment Objectives, Policies and Strategies” below.

•	Although the management fee for the EQ/Income Portfolio is higher than that of the EQ/MONY Income Portfolio, the total annual expense ratio for the Class IA shares of the EQ/Income Portfolio (before and after expense limitation arrangements) currently is lower than that of the Class IA shares of the EQ/MONY Income Portfolio, as is the pro forma expense ratio of the Class IA shares of the combined Portfolio. Thus, if the Reorganization occurs, it is expected that you would be indirectly invested in a Portfolio that has a lower total annual operating expense ratio than the EQ/MONY Income Portfolio. The EQ/Income Portfolio’s lower total annual expense ratio is due primarily to economies of scale realized by that Portfolio as a result of its larger asset base.

•	It is not expected that the EQ/Income Portfolio will revise any of its investment policies following the Reorganization to reflect those of the EQ/MONY Income Portfolio. The Manager and the Adviser have reviewed the EQ/MONY Income Portfolio’s current portfolio holdings and determined that those holdings generally are compatible with the EQ/Income Portfolio’s investment objective and policies. As a result, the Manager and the Adviser believe that, if the Reorganization is approved, all or substantially all of the EQ/MONY Income Portfolio’s assets could be transferred to and held by the EQ/Income Portfolio.

It is expected, however, that some of the EQ/MONY Income Portfolio’s holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the EQ/MONY Income Portfolio’s holdings that are not compatible with the EQ/Income Portfolio’s investment objectives and policies or the Adviser’s investment strategies and investment selection criteria at the time of the

Reorganization will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with the EQ/Income Portfolio’s objectives and policies and the Adviser’s strategies and selection criteria. The portion of the EQ/MONY Income Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the Adviser’s continuing assessment of the compatibility of those assets with the EQ/Income Portfolio’s portfolio composition and its investment objectives and policies at the time of the Reorganization. The need for a Portfolio to dispose of investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its incurring transaction costs that would not otherwise have been incurred.

Comparison of Investment Objectives, Policies and Strategies

The Portfolios have substantially identical investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Portfolio are described below. A Portfolio’s investment objective may be changed by the Board of Trustees without a vote of that Portfolio’s shareholders. The principal risks of investing in the Portfolios also are similar. For information concerning the risks associated with investments in the Portfolios, see “Comparison of Principal Risk Factors” below.

	EQ/MONY Income Portfolio	EQ/Income Portfolio
Investment Objective	Seeks to achieve capital appreciation and a high level of current income.	Seeks a combination of growth and income to achieve an above-average and consistent total return.
Investment Strategies	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities.	Same.
	The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies.	Same.
	The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the investment subadviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock.	Same.

	EQ/MONY Income Portfolio	EQ/Income Portfolio
	The investment subadviser focuses primarily on companies that offer the potential for capital appreciation combined with an above market level of dividend income. In choosing investments, the subadviser utilizes a process that involves researching and evaluating companies for potential investment. The subadviser generally uses the following guidelines in constructing the portfolio: (1) each individual stock holding will pay a dividend at least annually; (2) the overall portfolio yield will be greater than the dividend yield on the S&P 500 Index; and (3) at least 80% of the stocks (measured by net assets) will pay a dividend that exceeds the dividend yield on the S&P 500 Index. The subadviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.	Same.
Investment Manager	AXA Equitable	Same.
Investment Sub-adviser	Boston Advisors, Inc., One Federal Street, 26th Floor, Boston, MA 02110. Boston Advisors has been providing investment counseling since 1971. Total assets under management for Boston Advisors as of December 31, 2004 were $4.9 billion.	Same.
Portfolio Managers

The management of and investment decisions for the Portfolio are made by the Institutional Portfolio Management team of Boston Advisors. Each member of the investment team serves as Portfolio Manager and Analyst. The members of the Institutional Investment team are: Michael J. Vogelzang, CFA, Timothy E. Woolston, Douglas A. Riley, CFA, and Shakeel Dewji.

Michael J. Vogelzang, CFA, President and Chief Investment Officer, heads the management team for the Portfolio. Mr. Vogelzang has been President and Chief Investment Officer of Boston Advisors since 1997.

Timothy E. Woolston, Senior Vice President and Portfolio Manager, has been with Boston Advisors in that capacity since 1997.

Same.

EQ/MONY Income Portfolio	EQ/Income Portfolio

Douglas A. Riley, CFA, Vice President and Portfolio Manager, has been with Boston Advisors in that capacity since 2002. Prior to joining Boston Advisors, Mr. Riley was a Vice President and Portfolio Manager with Babson-United Investment Advisors since 1991.

Shakeel Dewji, Vice President and Portfolio Manager, has been with Boston Advisors in that capacity since 2000. Prior to that time, Mr. Dewji was an Equity Analyst with Morgan Stanley Investment Management.

The Statement of Additional Information for the Portfolio provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio to the extent applicable.

Comparison of Principal Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are noted below. However, other factors may also affect each Portfolio’s net asset value. There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value.

The principal risks of an investment in the EQ/Income Portfolio are substantially identical to the principal risks of an investment in the EQ/MONY Income Portfolio, as the investment objectives and policies of the Portfolios are the same. The risks to which each Portfolio is subject are identified in the following table.

	EQ/MONY Income Portfolio	EQ/Income Portfolio
Asset Class Risk	X	X
Market Risk	X	X
Security Selection Risk	X	X
Equity Risk	X	X

For an explanation of each such risk, see “Information about the Proposed Reorganizations Applicable to All Proposals — Explanation of Risk Factors” below.

Comparative Fee and Expense Tables

The following table shows the fees and expenses of the Class IA shares of the EQ/MONY Income Portfolio, the estimated fees and expenses of the Class IA shares of the EQ/Income Portfolio, and the estimated pro forma fees and expenses of the Class IA shares of the EQ/Income Portfolio after giving effect to the proposed Reorganization. Expenses for EQ/MONY Income Portfolio are based on the operating expenses incurred by the Class IA shares of the Portfolio for the fiscal year ended December 31, 2004 restated to reflect current fees. Expenses for the EQ/Income Portfolio are estimated for the current fiscal year because the Class IA shares have no operating history. The pro forma expenses of the Class IA shares of the EQ/Income Portfolio assume that the Reorganization had been in effect for the fiscal year ended December 31, 2004. The table does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. There are no fees or charges to buy or sell shares of the Portfolios, reinvest dividends, or exchange into other portfolios of the Trust.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets) — Class IA Shares

	EQ/MONY Income Portfolio (1)	EQ/Income Portfolio	Pro Forma EQ/Income Portfolio (after the Reorganization)
Management Fee	0.50%	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	None	None	None
Other Expenses	0.86%	0.14%	0.20%
Total Annual Portfolio Operating Expenses	1.36%	0.89%	0.95%
Less Fee Waiver/Expense Reimbursement (2)	(0.41)%	(0.09)%	(0.15)%
Net Total Annual Portfolio Operating Expenses	0.95%	0.80%	0.80%

(1)	Expenses of each Portfolio include the expenses of its predecessor for the last fiscal year and are restated to reflect current fees.
(2)

Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolios until April 30, 2006 so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amounts shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the applicable Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. These arrangements may be discontinued at any time after April 30, 2006. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”

Examples of Portfolio Expenses

This example is intended to help you compare the cost of investing in Class IA shares of the Portfolios with the cost of investing in other investment options. The example assumes that (1) you invest $10,000 in a Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio’s operating expenses remain the same and (4) the expense limitation currently in place is not renewed. The example should not be considered a representation of past or future expenses of the Portfolios. Actual expenses may be higher or lower than those shown. The costs in the example would be the same whether or not you redeemed all of your shares at the end of these periods. The example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
EQ/MONY Income Portfolio	$97	$390	$705	$1,599
EQ/Income Portfolio	$82	$275	$484	$1,088
EQ/Income Portfolio (pro forma after the Reorganization)	$82	$288	$511	$1,153

Comparative Performance Information

The bar charts below give some indication of the risks of an investment in the Portfolios by showing changes in the performance of the Class IA shares of a Portfolio from year to year. The tables below show the average annual total returns of the Class IA shares of the Portfolios for the periods shown and compares their performance to the returns of a broad-based index.

The EQ/Income Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Income Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the EQ/Income Portfolio is considered to be the successor to the Enterprise Equity Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

The EQ/MONY Income Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Equity Income Portfolio, a series of the MONY Series Fund, Inc.) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the EQ/MONY Income Portfolio is considered to be the successor to the Equity Income Portfolio whose inception date is March 4, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Past performance is not an indication of future results. The bar charts and tables assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ/Income Portfolio (1)

Best quarter (% and time period)	Worst quarter (% and time period)
15.82% (4th Quarter 2003)	-17.49% (3rd Quarter 2002)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Five Years	Since Inception
EQ/Income Portfolio (1)	17.88%	3.87%	4.42%
Russell 1000 Value Index (2)	16.49%	5.27%	6.12%
S&P 500 Index (3)	10.88%	-2.30%	2.01%

(1)	Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
(2)	The Russell 1000 Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values. Effective May 1, 2005 this index replaced the S&P 500 Index as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.
(3)	The S&P 500 Index is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies,

deemed by Standard & Poor’s to be representatives of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

EQ/MONY Income Portfolio

Best quarter (% and time period)	Worst quarter (% and time period)
16.44% (4th Quarter 2003)	(17.84)% (3rd Quarter 2002)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Five Years	10 Years
EQ/MONY Income Portfolio	19.86%	4.17%	12.07%
Russell 1000 Value Index (1)	16.49%	5.27%	13.83%
S&P 500 Index (2)	10.88%	-2.30%	12.01%

(1)	The Russell 1000 Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values. Effective May 1, 2005 this index replaced the S&P 500 Index as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.
(2)	The S&P 500 Index is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representatives of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Capitalization

The following table shows the capitalization of the Class IA shares of the EQ/MONY Income Portfolio and the EQ/Income Portfolio as of December 31, 2004, and the EQ/Income Portfolio on a pro forma combined basis as of that date after giving effect to the proposed Reorganization.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
EQ/MONY Income Portfolio — Class IA	$12.6	$16.44	766,189
EQ/Income Portfolio — Class IA	$117.1	$6.06	19,335,402
Adjustments	$—	$—	1,311,954
Pro forma EQ/Income Portfolio — Class IA	$129.7	$6.06	21,413,545

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION PLAN WITH RESPECT TO THE EQ/MONY EQUITY PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE REORGANIZATION PLAN FOR APPROVAL BY THAT PORTFOLIO’S CONTRACTOWNERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 7.

* * * * *

PROPOSAL 8: APPROVAL OF THE REORGANIZATION OF EQ/MONY MONEY MARKET PORTFOLIO INTO EQ/MONEY MARKET PORTFOLIO

This Proposal 8 relates to the Reorganization of EQ/MONY Money Market Portfolio into EQ/Money Market Portfolio (“EQ/Money Market Portfolio”). In considering whether you should approve this Proposal, you should note that:

•	Class IA shares are the only shares of the EQ/MONY Money Market Portfolio currently outstanding. Thus, if the Reorganization occurs, Contractowners with amounts allocated to the EQ/MONY Money Market Portfolio would indirectly hold, immediately after the Closing Date, Class IA shares of the EQ/Money Market Portfolio having an aggregate value equal to the aggregate value of their Class IA shares of the EQ/MONY Money Market Portfolio as of the Closing Date.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the EQ/Money Market Portfolio, which are substantially similar to those of the EQ/MONY Money Market Portfolio, as are the principal risks of investing in the Portfolios. Each Portfolio seeks to obtain a high level of current income, preserve its assets and maintain liquidity by investing in a diversified portfolio of high quality, short-term money market instruments. Each Portfolio invests primarily in U.S. dollar-denominated securities of corporations, the U.S.

government and its agencies and instrumentalities and mortgage-backed and asset-backed securities with remaining maturities of 397 days or less. Each Portfolio seeks to maintain a dollar-weighted average life to maturity of the securities held in the Portfolio of 90 days or less. You should note, however, that the EQ/Money Market Portfolio normally invests at least 25% of its net assets in bank obligations, while the EQ/MONY Money Market Portfolio does not concentrate its investments in the securities of issuers within a particular industry. Thus, if the Reorganization occurs, it is expected that you would be indirectly invested in a Portfolio that normally concentrates its investments in bank obligations, which makes the Portfolio more vulnerable to the risks of investing in the banking industry, including interest rate risk, credit risk and regulatory developments relating to the banking industry. For a more detailed comparison of the investment objectives, policies and strategies of each Portfolio, please see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risks” below.

•	AXA Equitable is the Manager for each Portfolio and would continue to serve as the Manager of the EQ/Money Market Portfolio following the Reorganization. The Dreyfus Corporation is the investment subadviser for each Portfolio (for this Proposal, the “Adviser”) and would advise the combined Portfolio following the Reorganization. For a more detailed description of the Manager and the Adviser, please see “Additional Information about AXA Equitable and the Acquiring Portfolios — The Manager” and “Comparison of Investment Objectives, Policies and Strategies” below.

•	The total annual expense ratio for the Class IA shares of the EQ/Money Market Portfolio currently is lower than that of the Class IA shares of the EQ/MONY Money Market Portfolio, as is the pro forma expense ratio of the Class IA shares of the combined Portfolio. Thus, if the Reorganization occurs, it is expected that you would be indirectly invested in a Portfolio that has a lower total annual operating expense ratio than the EQ/MONY Money Market Portfolio. The EQ/Money Market Portfolio’s lower total annual expense ratio is primarily due to that Portfolio’s lower management fee rate and to economies of scale realized by the Portfolio as a result of its larger asset base.

•	It is not expected that the EQ/Money Market Portfolio will revise any of its investment policies following the Reorganization to reflect those of the EQ/MONY Money Market Portfolio. The Manager and the Adviser have reviewed the EQ/MONY Money Market Portfolio’s current portfolio holdings and determined that those holdings generally are compatible with the EQ/Money Market Portfolio’s investment objective and policies. As a result, the Manager and the Adviser believe that, if the Reorganization is approved, all or substantially all of the EQ/MONY Money Market Portfolio’s assets could be transferred to and held by the EQ/Money Market Portfolio.

It is expected, however, that some of the EQ/MONY Money Market Portfolio’s holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the EQ/MONY Money Market Portfolio’s holdings that are not compatible with the EQ/Money Market Portfolio’s investment objectives and policies or the Adviser’s investment strategies and investment selection criteria will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with the EQ/Money Market Portfolio’s objectives and policies and the Adviser’s strategies and selection criteria. The portion of the EQ/MONY Money Market Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the Adviser’s continuing assessment of the compatibility of those assets with the EQ/Money Market Portfolio’s portfolio composition and its investment objectives and policies at the time of the Reorganization. The need for a Portfolio to dispose of investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its incurring transaction costs that would not otherwise have been incurred.

Comparison of Investment Objectives, Policies and Strategies

The Portfolios have substantially similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Portfolio are described below. A Portfolio’s investment objective may be changed by the Board of Trustees without a vote of that Portfolio’s shareholders. The principal risks of investing in the Portfolios also are substantially similar. For information concerning the risks associated with investments in the Portfolios, see “Comparison of Principal Risk Factors” below.

	EQ/MONY Money Market Portfolio	EQ/Money Market Portfolio
Investment Objective	Seeks to maximize current income while preserving capital and maintaining liquidity.	Same.
Investment Strategies	The Portfolio invests primarily in high quality short-term money market instruments. The Portfolio invests primarily in U.S. dollar-denominated issues of corporations, U.S. Government and agency obligations, and asset-backed securities. The dollar-weighted average life to maturity of the securities held in the Portfolio will be 90 days or less.	Same.
	The securities in the Portfolio include U.S. Government securities, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, other corporate debt obligations, repurchase	Same.

	EQ/MONY Money Market Portfolio	EQ/Money Market Portfolio
agreements covering securities in which the Portfolio may invest, asset-backed and mortgage-backed securities and fixed and floating interest rate instruments.
	The Portfolio does not concentrate its investments in the securities of companies in a single or group of related industries.	Normally, the Portfolio invests at least 25% of its net assets in bank obligations.
	The Portfolio invests in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less.	Same.
	The Portfolio also invests in reverse repurchase agreements and limited liquidity securities. The Portfolio may also make limited investments in U.S. dollar-denominated money market instruments or foreign branches or foreign banks or obligations issued by foreign corporations.	Same.
Investment Manager	AXA Equitable	Same.
Investment Sub-adviser	The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Dreyfus has been the investment subadviser to the Portfolio since June 2, 2005. Founded in 1947, Dreyfus manages approximately $159 billion in approximately 200 mutual fund portfolios, which includes approximately $89 billion in money market funds as of March 31, 2005. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $4 trillion under management. Mellon Financial Corporation provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services.	Same, except that the Adviser began managing the Portfolio on June 10, 2005.

Comparison of Principal Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are noted below. However, other factors may also affect each Portfolio’s net asset value. There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value.

An investment in the Portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolios.

The principal risks of an investment in the EQ/Money Market Portfolio are substantially similar to the principal risks of an investment in the EQ/MONY Money Market Portfolio, as the investment objectives and policies of each Portfolio are substantially similar. The risks to which each Portfolio is subject are identified in the following table.

	EQ/MONY Money Market Portfolio	EQ/Money Market Portfolio
Asset Class Risk	X	X
Market Risk	X	X
Security Selection Risk	X	X
Fixed Income Risk	X	X
Money Market Risk	X	X
Foreign Securities Risk	X	X
Banking Industry Concentration Risk		X

For an explanation of each such risk, see “Information about the Proposed Reorganizations Applicable to All Proposals — Explanation of Risk Factors” below.

Comparative Fee and Expense Tables

The following table shows the fees and expenses of the Class IA shares of the EQ/MONY Money Market Portfolio, the fees and expenses of the Class IA shares of the EQ/Money Market Portfolio, and the estimated pro forma fees and expenses of the Class IA shares of the EQ/Money Market Portfolio after giving effect to the proposed Reorganization. Expenses for each Portfolio are based on the operating expenses incurred by the Class IA shares of the Portfolio for the fiscal year ended December 31, 2004. The pro forma expenses of the Class IA shares of the EQ/Money Market Portfolio assume that the Reorganization had been in effect for the fiscal year ended December 31, 2004. The table does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. There are no fees or charges to buy or sell shares of the Portfolios, reinvest dividends, or exchange into other portfolios of the Trust.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets) — Class IA Shares

	EQ/MONY Money Market Portfolio (1)	EQ/Money Market Portfolio	Pro Forma EQ/Money Market Portfolio (after the Reorganization)
Management Fee	0.40%	0.34%	0.33%
Distribution and/or Service Fees (12b-1 fees)	None	None	None
Other Expenses	0.20%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.60%	0.39%	0.38%
Less Fee Waiver/Expense Reimbursement (2)	(0.10)%	NA	NA
Net Total Annual Portfolio Operating Expenses	0.50%	0.39%	0.38%

(1)	Expenses of the EQ/MONY Money Market Portfolio include the expenses of its predecessor for the fiscal year and are restated to reflect current fees.
(2)	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the EQ/MONY Money Market Portfolio until April 30, 2006 so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amounts shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the applicable Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. These arrangements may be discontinued at any time after April 30, 2006. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”

Examples of Portfolio Expenses

This example is intended to help you compare the cost of investing in Class IA shares of the Portfolios with the cost of investing in other investment options. The example assumes that (1) you invest $10,000 in a Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio’s operating expenses remain the same and (4) the expense limitation currently in place is not renewed. The example should not be considered a representation of past or future expenses of the Portfolios. Actual expenses may be higher or lower than those shown. The costs in the example would be the same whether or not you redeemed all of your shares at the end of these periods. The example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
EQ/MONY Money Market Portfolio	$51	$182	$325	$740
EQ/Money Market Portfolio	$40	$125	$219	$493
EQ/Money Market Portfolio (pro forma after the Reorganization)	$39	$122	$213	$480

Comparative Performance Information

The bar charts below give some indication of the risks of an investment in the Portfolios by showing changes in the performance of the Class IA shares of a Portfolio from year to year. The tables below show the average annual total returns of the Class IA shares of the Portfolios for the periods shown and compares their performance to the returns of a benchmark.

The EQ/Money Market Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) managed using the same investment objectives and strategy as the Portfolio. For these purposes, the EQ/Money Market Portfolio is considered to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

The EQ/MONY Money Market Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Money Market Portfolio, a series of the MONY Series Fund, Inc.) managed using the same investment objectives and strategy as the Portfolio. For these purposes, the EQ/MONY Money Market Portfolio is considered to be the successor to the MONY Money Market Portfolio whose inception date is July 29, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Past performance is not an indication of future results. The bar charts and tables assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ/Money Market Portfolio

Best quarter (% and time period)	Worst quarter (% and time period)
1.62% (4th Quarter 2000)	0.10% (1st Quarter 2004)

The Portfolio’s 7-day yield for the quarter ended December 31, 2004 was 1.88% and the effective yield was 1.89%.

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Five Years	10 Years
EQ/Money Market Portfolio — Class IA Shares	1.02%	2.68%	4.01%
3-Month Treasury Bill	1.33%	2.95%	4.14%

EQ/MONY Money Market Portfolio

Best quarter (% and time period)	Worst quarter (% and time period)
1.58% (3rd Quarter 2000)	0.17% (2nd Quarter 2004)

Average Annual Total Returns (For the periods ended December 31, 2004)	One Year	Five Years	10 Years
EQ/MONY Money Market Portfolio — Class IA Shares	0.95%	2.63%	3.93%
30-Day Treasury Bill (1)	1.33%	2.95%	4.14%
Prime Commercial Rate Paper 30-Day Index (2)	1.42%	2.80%	4.14%

(1)	Effective May 1, 2005, this benchmark replaced the Prime Commercial Rate Paper 30-Day Index as the Portfolio’s benchmark because we feel that this index reflects more closely the sectors in which the Portfolio invests.
(2)	Prime Commercial Rate Paper 30-Day Index is an index of short-term, unsecured promissory notes. They usually are in denominations of $100,000, $250,000, $500,000 or $1 million and reach maturity 90 days from their time of issuance. This rate describes the average of the most representative daily offering rate quoted by dealers for the week closest to the end of each month.

Capitalization

The following table shows the capitalization of the Class IA shares of the EQ/MONY Money Market Portfolio and the EQ/Money Market Portfolio as of December 31, 2004, and the EQ/Money Market Portfolio on a pro forma combined basis as of that date after giving effect to the proposed Reorganization.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
EQ/MONY Money Market Portfolio — Class IA	$176.9	$1.00	176,881,834
EQ/Money Market Portfolio — Class IA	$598.7	$10.36	57,807,580
Adjustments	$—	$—	(159,808,363)
Pro forma EQ/Money Market Portfolio — Class IA	$775.6	$10.36	74,881,051

AFTER CAREFUL CONSIDERATION, THE BOARD UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION PLAN WITH RESPECT TO THE EQ/MONY MONEY MARKET PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE REORGANIZATION PLAN FOR APPROVAL BY THAT PORTFOLIO’S CONTRACTOWNERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 8.

INFORMATION ABOUT THE PROPOSED REORGANIZATIONS APPLICABLE TO ALL PROPOSALS

Terms of the Reorganization Plan

The terms and conditions under which each Reorganization would be completed are contained in the Reorganization Plan. The following summary thereof is qualified in its entirety by reference to the form of the Reorganization Plan, which is attached to this Proxy Statement/Prospectus as Appendix A. (For convenience, the balance of this section refers to one Reorganization, one Acquired Portfolio and one Acquiring Portfolio, except as noted below, but it applies equally to all Reorganizations and Portfolios.)

The Reorganization Plan provides that the Acquiring Portfolio will acquire all of the assets of the Acquired Portfolio in exchange solely for Class IA or Class IB shares, as applicable, of the Acquiring Portfolio (collectively, the “Acquiring Portfolio Shares”) and its assumption of the Acquired Portfolio’s liabilities. Subject to the satisfaction of the conditions described below, the Reorganization will take place at the close of business on September 9, 2005, or later date set by the Trust. The net asset value per Class IA or Class IB Acquiring Portfolio Share will be determined by dividing the Acquiring Portfolio’s assets, less liabilities allocated to such class, by the total number of its outstanding Class IA or Class IB shares. The net asset value per Class IA or Class IB share, as applicable, of the Acquired Portfolio (collectively, the “Acquired Portfolio Shares”) will be similarly determined. Portfolio assets will be valued in accordance with the valuation practices of the Trust. See “Additional Information about AXA Equitable and the Acquiring Portfolios — How Portfolio Shares Are Priced” below.

The number of full and fractional Acquiring Portfolio Shares received with respect to a Contractowner whose Contract values are indirectly invested in Acquired Portfolio Shares will be equal in value to those Acquired Portfolio Shares immediately after the close of business (generally 4:00 p.m., Eastern Time) on the Closing Date. As promptly as practicable after the Closing Date, the Acquired Portfolio will terminate and distribute to the Shareholders the Acquiring Portfolio Shares it received in the Reorganization. After such distribution, the Trust will take all necessary steps under Delaware law, its Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) and any other applicable law to effect a complete termination of the Acquired Portfolio.

The Board of Trustees, including the Trustees who are not “interested person[s],” as defined in the 1940 Act, of the Trust (the “Independent Trustees”), has determined, with respect to the Acquired Portfolio, that the interests of Contractowners whose Contract values are indirectly invested in Acquired Portfolio Shares will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Acquired Portfolio. Similarly, the Board of Trustees, including the Independent Trustees, has determined, with respect to the Acquiring Portfolio, that the interests of Contractowners whose Contract values are indirectly invested in Acquiring Portfolio Shares will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Acquiring Portfolio.

The Reorganization Plan may be terminated and the Reorganization may be abandoned, at any time prior to its consummation, before or after approval by the Shareholders, if circumstances develop that, in the Board’s opinion, make proceeding with the Reorganization inadvisable.

The expenses of the Reorganization, including the cost of a proxy soliciting agent that has been retained, will be borne by the Portfolios in proportion to their respective aggregate net asset values as of the Closing Date, subject to any expense limitation arrangements in effect for a Portfolio, and are expected to total approximately $                     for all Reorganizations.

Approval of the Reorganization Plan with respect to the Reorganization will require the affirmative vote of (i) 67% or more of the Acquired Portfolio Shares present at such meeting, if the holders of more than 50% of the outstanding Acquired Portfolio Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Acquired Portfolio Shares, whichever is less. If the Reorganization Plan is not approved with respect to the Reorganization by the Shareholders or is not consummated for any other reason, the Board will consider other possible courses of action. Please see the “Voting Information” section below for more information.

Description of the Securities to Be Issued

Each Insurance Company, in its capacity as a Shareholder of an Acquired Portfolio, will receive shares of the corresponding Acquiring Portfolio in accordance with the procedures provided for in the Reorganization Plan. Each such share will be fully paid and nonassessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust has an unlimited number of authorized shares of beneficial interest, par value $0.001 per share. These authorized shares may be divided into series and classes thereof. The Declaration of Trust authorizes the Board to issue shares in different series. In addition, the Declaration of Trust authorizes the Board to create new series and to name the rights and preferences of the shareholders of each series. The Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders’ rights and preferences. The Portfolios are separate series of the Trust.

The Trust currently offers two classes of shares — Class IA and Class IB shares. The Shareholders will receive Class IA or Class IB Acquiring Portfolio Shares in connection with the Reorganizations. Class IB shares of each Portfolio are subject to a distribution plan adopted and administered pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plans”). Each Distribution Plan provides that the Portfolios subject thereto may pay annually up to 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of such shares. However, under the Trust’s distribution agreements with respect to the Class IB shares, payments to the distributors for activities pursuant to the Distribution Plans are limited to an annual rate equal to 0.25% of the average daily net assets of each Portfolio attributable to such shares.

Reasons for the Proposed Reorganizations

At a meeting of the Board held on December 1, 2004, the Manager reported to the Board that it had undertaken an extensive review of the operations of the Trust. The Manager noted that this review was conducted following AXA Financial, Inc.’s acquisition of The MONY Group, Inc., the parent company of Enterprise Capital Management, Inc. in July 2004 and the related reorganizations of the series of the MONY Series Fund, Inc. and the Enterprise Accumulation Trust into corresponding series of the Trust. The Manager explained that, based on this review, it had determined that it would be in the best interests of shareholders to combine similar portfolios.

In determining whether to approve the Reorganization Plan with respect to each Reorganization and to recommend its approval to the Contractowners, the Board, including the Independent Trustees, with the advice and assistance of independent legal counsel, inquired into a number of matters and considered the following factors, among others: (1) the potential effect of the Reorganization on the Acquired Portfolio’s annual operating expenses and Contractowner costs; (2) comparisons of the investment objectives, policies and strategies of each of the participating Portfolios; (3) the relative historical performance records of each of those Portfolios; (4) the direct or indirect federal income tax consequences of the Reorganization to Contractowners; (5) the terms and conditions of the Reorganization Plan and whether the Reorganization would result in dilution of Contractowner interests; (6) the potential benefits of the Reorganization to other persons, including the Manager and its affiliates; (7) the potential benefits of the Reorganization to Contractowners; and (8) possible alternatives to the Reorganization Plan.

The Manager noted its belief that each Acquired Portfolio and the corresponding Acquiring Portfolio are likely to appeal to the same investors because they have similar investment objectives, strategies and risk profiles. The Manager also stated its belief that it is not desirable from a marketing or administrative perspective to maintain and distribute shares for pairs of similar series. The Manager then noted that the larger asset base of a combined Portfolio could provide greater opportunities to diversify investments and potentially realize economies of scale. The Manager also noted that operating pairs of series that offer significantly overlapping investments and similar management would result in less efficient operations than single series that combine the assets of each of the original pairs of series.

The Manager noted that while it serves as the investment manager of each Portfolio, in many cases the investment subadvisers of each Acquired Portfolio and its corresponding Acquiring Portfolio are different. The Manager noted that the Acquiring Portfolios’ investment subadvisers have substantial experience in managing investment vehicles that meet the respective investment criteria and that in some cases an Acquiring Portfolio outperformed its corresponding Acquired Portfolio, although there is no guarantee or assurance as to the future performance of the Acquiring Portfolios.

The Manager also informed the Board that the total annual expense ratio of the Class IA or Class IB shares of each Acquiring Portfolio, before and after fee waivers and expense reimbursements, is lower (with the exception of EQ/Marsico Focus Portfolio which is equal before application of the fee waiver) than that of the Class IA or Class IB shares of its corresponding Acquired Portfolio, as is the corresponding pro forma total expense ratio. The Manager noted that, in general, the lower expense ratios are primarily due to (1) the lower management fees paid by certain Acquiring Portfolios, (2) the lower expense caps in effect for certain Acquiring Portfolios and/or (3) the larger asset bases of the Acquiring Portfolios.

The Manager then reviewed with the Board the terms and conditions of the Reorganization Plan, noting that the Reorganizations are expected to be tax-free to each of the Acquired Portfolios and Contractowners with amounts allocated to those Portfolios. In this connection, the Manager also noted that portfolio holdings of each Acquired Portfolio generally are compatible with its corresponding Acquiring Portfolio’s investment objective and policies and that, therefore, the Acquired Portfolios could transfer all or substantially all of their holdings to the Acquiring Portfolios, which would reduce sales of portfolio securities in connection with the Reorganizations and thus likely reduce transaction costs in that connection.

The Manager also noted that the interests of the Shareholders and Contractowners would not be diluted by the Reorganizations because each Reorganization would be effected on the basis of each participating Portfolio’s net asset value. The Manager further noted that the Portfolios would bear the cost of the Reorganizations in proportion to their respective aggregate net asset values as of the Closing Date, subject to any expense limitation arrangements in effect for a Portfolio. The Manager then recommended that the Board approve the Reorganization Plan.

In reaching the decision to recommend approval of the Reorganization Plan, the Board, including the Independent Trustees, concluded that the participation of each Acquired Portfolio in the Reorganizations is in such Portfolio’s best interests and that the interests of Contractowners with amounts allocated to that Portfolio will not be diluted as a result of the transaction. The Board’s conclusion was based on a number of factors, including the following:

•	Each Reorganization will permit the Contractowners whose Contract values are invested in the participating Acquired Portfolio to continue to invest in a Portfolio that pursues similar investment objectives, policies and strategies immediately following consummation of the Reorganization;

•	Each Reorganization will facilitate the marketing and sale of shares of the Acquiring Portfolio, which potentially could result in better cash flow into that Portfolio and lower expenses through economies of scale and also will provide greater opportunities for the combined Portfolio to diversify its investments and make its operations more efficient;

•	The Acquiring Portfolios have lower total annual expense ratios (before and after fee waivers and expense reimbursements, with the exception of EQ/Marsico Focus Portfolio which is equal before application of the fee waiver) and, in many cases, lower management fees;

•	As a result of the Reorganizations, each Contractowner whose Contract values are invested in shares of one or more of the Acquired Portfolios would indirectly hold, immediately after the Closing Date, Class IA or Class IB shares of the corresponding Acquiring Portfolios having an aggregate value equal to the aggregate value of those Acquired Portfolio Shares as of the Closing Date;

•	The Manager serves as the investment manager of all the Portfolios and has substantial experience in managing investment vehicles similar to the Acquired Portfolios;

•	The investment subadvisers of the Acquiring Portfolios have substantial experience in managing investment vehicles similar to the Acquired Portfolios;

•	The Reorganizations are not expected to have any adverse tax results to Contractowners; and

•	The holdings of each Acquired Portfolio generally are compatible with the corresponding Acquiring Portfolio’s investment objective and policies, and, thus, the Acquired Portfolios could transfer all or substantially all of their holdings to the Acquiring Portfolios in connection with the Reorganizations, which would reduce sales of portfolio securities in connection with the Reorganizations and thus likely reduce transaction costs in that connection.

On the basis of the information provided to it and its evaluation of that information, the Trustees, including the Independent Trustees, voted unanimously to approve the Reorganization Plan and to recommend that the Contractowners with amounts allocated to one or more of the Acquired Portfolios approve the Reorganization Plan with respect to the Reorganization involving each of their Portfolios.

Explanation of Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolio are discussed below. However, other factors may also affect each Portfolio’s net asset value.

General Investment Risks:    Each Portfolio is subject to the following general investment risks:

Asset Class Risk:    There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk:    The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk:    The investment subadviser for each Portfolio selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result, the Portfolio may underperform other portfolios with the same objective or in the same asset class.

As indicated above, a particular Portfolio may also be subject to the following risks:

Asset Allocation Risk:    In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the actual allocation of its assets between debt and equity securities may adversely affect its value.

Banking Industry Concentration Risk:    A Portfolio’s income level and the value of its shares is particularly vulnerable to factors affecting the banking sector, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.

Derivatives Risk:    Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. The Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on the Portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Portfolio uses a derivative security for purposes other than as a hedge, the Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Equity Risk:    Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company’s operations.

Fixed Income Risk:    To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk:    Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on among other factors, general economic conditions and other demographic conditions.

Credit Risk:    The risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

Interest Rate Risk:    The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Portfolio if it invests a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of the Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. Changes in interest rates may have a significant effect on the Portfolio if it holds a significant portion of its assets in fixed income securities with long-term maturities.

Investment Grade Securities Risk:    Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Mortgage-Backed Securities Risk:    In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated.

Focused Portfolio Risk:    Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value.

Foreign Securities Risk:    A Portfolio’s investments in foreign securities, including depositary receipts of foreign companies, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities applicable to a Portfolio, among others, include:

Currency Risk:    The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

Political/Economic Risk:    Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Portfolio’s foreign investments.

Regulatory Risk:    Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Growth Investing Risk:    Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Investment subadvisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such investment subadvisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the investment subadvisers, regardless of movements in the securities market.

Mid-Cap Company Risk:    A Portfolio’s investments in mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-cap company stocks tend to rise and fall in value more frequently than the stocks of larger companies. In addition, investments in mid-cap companies may decline when investments in large-cap companies are in favor. Although investing in mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

Money Market Risk:    Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the Portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio’s yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Non-Diversification Risk:    The EQ/Marsico Portfolio is classified as a “non-diversified” investment company, which means that the proportion of the Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of the non-diversified Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of the Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Portfolio Turnover Risk:    The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns. In addition, higher portfolio turnover can lead to higher short-term capital gains which are taxable as ordinary income.

Small-Cap and Mid-Cap Company Risk:    A Portfolio’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. In addition, investments in small-cap and mid-cap companies may decline when investments in large-cap companies are in favor. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

Securities Lending Risk:    For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers approved by the Board. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. If a Portfolio lends securities, there is a risk that the securities will not be available to the Portfolio on a timely basis, and the Portfolio, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of secured credit, there is a risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the investment subadviser, the consideration to be earned from such loans would justify the risk.

Value Investing Risk:    Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Investment subadvisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Federal Income Tax Consequences of the Proposed Reorganizations

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

As a condition to consummation of a Reorganization, the Trust will receive an opinion from Kirkpatrick & Lockhart Nicholson Graham LLP substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust, for federal income tax purposes, with respect to the Reorganization and the Portfolios participating therein: (1) the Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1) of the Code), and each Portfolio will be a “party to a reorganization” (within the meaning of section 368(b) of the Code); (2) neither Portfolio will recognize any gain or loss on the Reorganization; (3) the Shareholders will not recognize any gain or loss on the exchange of their Acquired Portfolio Shares for Acquiring Portfolio Shares; (4) the holding period for and tax basis in the Acquiring Portfolio Shares a Shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the Acquired Portfolio Shares the Shareholder holds immediately before the Reorganization (provided the Shareholder holds the shares as capital assets on the Closing Date); and (5) the Acquiring Portfolio’s holding period for, and tax basis in, each asset the Acquired Portfolio transfers to it will include the Acquired Portfolio’s holding period for, and will be the same as the Acquired Portfolio’s tax basis in, that asset immediately before the Reorganization. Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios or the Shareholders with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market basis of accounting. An Acquiring Portfolio’s utilization after a Reorganization of its corresponding Acquired Portfolio’s pre-Reorganization capital loss carryforwards could be subject to limitation in future years.

Rights of Shareholders of the Portfolios

There are no material differences between the rights of a shareholder of an Acquired Portfolio and the rights of a shareholder of an Acquiring Portfolio. Each Portfolio is a separate series of the Trust, which is a Delaware statutory trust registered with the SEC as an open-end management investment company.

ADDITIONAL INFORMATION ABOUT AXA EQUITABLE AND THE ACQUIRING PORTFOLIOS

Management of the Trust

This section gives you information about the Trust, the Manager and the Advisers for the Acquiring Portfolios.

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Board is responsible for the overall management of the Trust and each of its series (“portfolios”), including the Acquiring Portfolios and Acquired Portfolios. The Trust issues shares of beneficial interest that are currently divided among fifty-eight (58) portfolios, each of which has authorized Class IA and Class IB shares. This Proxy Statement/Prospectus describes the Class IA and Class IB Acquiring Portfolios Shares.

The Manager

AXA Equitable, through its AXA Funds Management Group unit, 1290 Avenue of the Americas, New York, New York 10104, currently serves as the investment manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each portfolio and its Adviser(s), and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the portfolios’ investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs annual due diligence reviews with respect to each Adviser.

The Manager obtains detailed information concerning portfolio and Adviser performance and portfolio operations that is used to supervise and monitor the Advisers and the portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which portfolio performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the portfolios. The Manager may add to, dismiss or substitute for the Advisers responsible for managing a portfolio’s assets subject to the approval of the Board. For portfolios with multiple Advisers, the Manager also has discretion to allocate each portfolio’s assets among the Advisers. The Manager recommends Advisers for each portfolio to the Trust’s Board based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an order from the SEC to permit it and the Board to select and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. Shareholders will receive notice upon the appointment of a new Adviser. The Manager may not enter into an advisory agreement with an “affiliated person” of AXA Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Adviser”), such as Alliance Capital Management, L.P. or Boston Advisors, Inc. unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected portfolio’s shareholders.

A discussion regarding the basis for the decision by the Trust’s Board to approve the investment management agreement with AXA Equitable and the investment advisory agreements with the subadvisers is available in the Trust’s Statement of Additional Information (the “SAI”). In addition, a description of the portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Trust’s SAI.

Management Fees

Each Acquiring Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2004 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2004 in accordance with the provisions of the Expense Limitation Agreement between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2004

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/Boston Advisors Equity Income	0.75%	0.09%
EQ/Calvert Socially Responsible	0.65%	0.14%
EQ/Capital Guardian Research	0.65%	0.00%
EQ/Marsico Focus	0.88%	0.04%
EQ/Mercury Basic Value Equity	0.58%	0.00%
EQ/Money Market	0.34%	0.00%
EQ/Montag & Caldwell Growth	0.75%	0.00%

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which would result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others,

coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each portfolio pays AXA Equitable a fee at an annual rate of 0.04% of the first $3 billion of total Trust average daily net assets, 0.03% of the next $3 billion, 0.025% of the next $4 billion, and 0.0225% of the total Trust average daily net assets in excess of $10 billion, plus $30,000 for each portfolio and an additional $30,000 for each portion of the portfolio for which separate administrative services are provided (e.g., portions of a portfolio allocated to separate Advisers and/or managed in a discrete style).

Expense Limitation Agreement

In the interest of limiting until April 30, 2006 the expenses of some of the Acquiring Portfolios as shown in the table in each Proposal called “Annual Operating Expenses” in the section entitled “Comparative Fee and Expense Tables,” the Manager has entered into an Expense Limitation Agreement with the Trust with respect to some of the Acquiring Portfolios. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Class IA or Class IB shares of each Acquiring Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Acquiring Portfolio’s business), are limited to the expense ratios identified in each Proposal.

The Manager may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years (five years for the EQ/Mercury Basic Value Equity Portfolio) of the payment being made and the combination of the Acquiring Portfolio’s expense ratio and such reimbursements do not exceed the Acquiring Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Acquiring Portfolio will be charged such lower expenses.

The Advisers

Information regarding the Adviser or Advisers to each Acquiring Portfolio is located in the description of each Proposal.

Fund Distribution Arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. AXA Distributors, LLC (“AXA Distributors”) serves as the other distributor for the Class IB shares of the Trust as well as for the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio’s average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

Buying and Selling Shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Each Acquiring Portfolio reserves the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. Each Acquiring Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for an Acquiring Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Acquiring Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Acquiring Portfolios. Excessive purchases and redemptions of shares of an Acquiring Portfolio may adversely affect Acquiring Portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, an Acquiring Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Acquiring Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because an Acquiring Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Acquiring Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, an Acquiring Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies, which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of portfolio shares by Contractowners. The Trust and the portfolios discourage frequent purchases and redemptions of portfolio shares by Contractowners and will not make special arrangements to accommodate such transactions in portfolio shares. As a general matter, each portfolio and the Trust reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the portfolio’s other shareholders or would disrupt the management of the portfolio.

The Trust’s polices and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all shareholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•	The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all shareholders.

•	The limits on our ability to monitor certain potentially disruptive transfer activity means that some Contractowners may be treated differently than others, resulting in the risk that some Contractowners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractowner’s transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions on an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

AXA Equitable currently considers transfers into and out of (or vice versa) a portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s aggregate deposits or aggregate redemptions exceed a certain threshold, AXA Equitable sends a letter to the Contractowner explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable will take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractowner is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of the Contract. Although AXA Equitable currently provides a letter to Contractowners who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult your Contract prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular portfolio.

How Portfolio Shares Are Priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	–	Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

•	A portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, portfolio securities are valued as follows:

•	Equity securities — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) — based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) — amortized cost (which approximates market value). All securities held by the EQ/Money Market Portfolio and the EQ/MONY Money Market Portfolio are valued at amortized cost.

•	Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates. Because foreign securities sometimes trade on days when a portfolio’s shares are not priced, the value of a portfolio’s investment that includes such securities may change on days when shares of the portfolio cannot be purchased or redeemed.

•	Options — last sales price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

•	Investment company securities — shares of open-end mutual funds held by a portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•	Other securities — other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith under the direction of the Trust’s Board of Trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

The EQ/Money Market Portfolio and the EQ/MONY Money Market Portfolio each seek to maintain a constant net asset value per share of $1.00, but there can be no assurance that either portfolio will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value of portfolio shares is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of portfolio shares is determined, may be reflected in the Trust’s calculation of net asset values for certain portfolios when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that the fair value may differ materially from the value realized on a sale. This policy is intended to assure that a portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio’s securities can serve to reduce arbitrage opportunities available to traders seeking to take advantage of information available to them that is not the basis of Trust valuation actions, but there is no assurance that fair value pricing policies will prevent dilution of a portfolio’s NAV by those traders.

Dividends and Other Distributions and Tax Consequences

Dividends and Other Distributions

The portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. The EQ/Money Market Portfolio and the EQ/MONY Money Market Portfolio normally declare dividends daily and pay them monthly, and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the portfolios.

Tax Consequences

Each portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level. They pass through their income and gains to their shareholders by making distributions. A portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including those regarding types of investments, limits on investments, types of income and distribution requirements. Although the Trust intends that each portfolio will be operated to have no federal tax liability, if any portfolio has any federal tax liability, that could reduce its investment performance. Also, any portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each portfolio to maintain its regulated investment company status (and satisfy certain other requirements), because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts and policies. If a portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contractowners seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Acquiring Portfolio’s Class IA or Class IB shares for the periods of shown. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in each Acquiring Portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges.

The information below for the periods ended December 31 has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2004 appears in the Trust’s Annual Report. This information should be read in conjunction with the financial statements of each Acquiring Portfolio contained in the Trust’s Annual Report, which are incorporated by reference into the Trust’s Statement of Additional Information dated July 8, 2005 and available upon request.

EQ/Boston Advisors Equity Income Portfolio

	Class IA		Class IB
	December 13, 2004* to December 31, 2004(e)		Year Ended December 31,
			2004(e)	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$5.99		$5.27		$4.22		$5.02		$5.69		$5.37

Income from investment operations:
Net investment income	0.01		0.09		0.08		0.07		0.07		0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.15		0.85		1.04		(0.81)		(0.69)		0.26

Total from investment operations	0.16		0.94		1.12		(0.74)		(0.62)		0.34

Less distributions:
Dividends from net investment income	(0.09)		(0.14)		(0.07)		(0.06)		(0.05)		(0.02)

Net asset value, end of period	$6.06		$6.07		$5.27		$4.22		$5.02		$5.69

Total return (b)	1.78%		17.88%		26.65%		(14.76)%		(10.75)%		6.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,151		$92,294		$48,094		$37,716		$40,506		$32,829
Ratio of expenses to average net assets:
After waivers (a)	0.80	%(c)	1.05%		1.05%		0.90%		0.88%		0.88%
After waivers and fees paid indirectly (a)	0.80	%(c)	1.05%		N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	0.89	%(c)	1.21%		1.06%		0.90%		0.88%		0.88%
Ratio of net investment income to average net assets:
After waivers (a)	1.85	%(c)	1.60%		1.70%		1.44%		1.43%		1.43%
After waivers and fees paid indirectly (a)	1.85	%(c)	1.60%		N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	1.76	%(c)	1.44%		1.69%		1.44%		1.43%		1.43%
Portfolio turnover rate	55%		55%		103%		35%		36%		37%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01	$	* *	$	* *	$	* *	$	* *

See Notes to Financial Highlights

EQ/Calvert Socially Responsible Portfolio

	Class IA			Class IB
	Year Ended December 31,		October 2, 2002* to December 31, 2002	Year Ended December 31,
	2004	2003		2004	2003	2002	2001	2000
Net asset value, beginning of period	$7.55	$5.88	$5.64	$7.52	$5.88	$7.99	$9.64	$10.76

Income (loss) from investment operations:
Net investment loss	— #	(0.01)	— #	(0.01)	(0.02)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.29	1.68	0.24	0.28	1.66	(2.10)	(1.37)	(0.34)

Total from investment operations	0.29	1.67	0.24	0.27	1.64	(2.11)	(1.39)	(0.35)

Less distributions:
Distributions from realized gains	—	—	—	—	—	—	(0.26)	(0.77)

Net asset value, end of period	$7.84	$7.55	$5.88	$7.79	$7.52	$5.88	$7.99	$9.64

Total return (b)	3.84%	28.40%	4.26%	3.59%	27.89%	(26.41)%	(14.74)%	(2.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68	$65	$51	$47,244	$33,711	$11,064	$5,898	$3,922
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	0.75%	0.75%	0.70%	1.00%	1.00%	0.95%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.94%	1.20%	1.82%	1.19%	1.45%	2.07%	2.36%	2.37%
Ratio of net investment loss to average net assets:
After waivers (a)	— %‡‡	(0.20)%	(0.13)%	(0.25)%	(0.45)%	(0.38)%	(0.33)%	(0.11)%
After waivers and fees paid indirectly (a)	0.05%	(0.15)%	(0.03)%	(0.20)%	(0.40)%	(0.28)%	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.14)%	(0.60)%	(1.15)%	(0.39)%	(0.85)%	(1.40)%	(1.64)%	(1.43)%
Portfolio turnover rate	38%	54%	130%	38%	54%	130%	46%	81%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.02	$0.01	$0.02	$0.04	$0.08	$0.10

See Notes to Financial Highlights

EQ/Capital Guardian Research Portfolio(f)

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31,
	2004(e)	2003		2004(e)	2003	2002	2001	2000
Net asset value, beginning of period	$10.75	$8.22	$10.84	$10.76	$8.22	$10.93	$11.18	$10.69

Income from investment operations:
Net investment income	0.10	0.05	0.11	0.07	0.03	0.04	0.02	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.11	2.54	(2.71)	1.10	2.55	(2.73)	(0.25)	0.59

Total from investment operations	1.21	2.59	(2.60)	1.17	2.58	(2.69)	(0.23)	0.63

Less distributions:
Dividends from net investment income	(0.10)	(0.06)	(0.02)	(0.07)	(0.04)	(0.02)	(0.02)	(0.04)
Distributions from realized gains	—	—	—	—	—	—	—	(0.10)

Total dividends and distributions	(0.10)	(0.06)	(0.02)	(0.07)	(0.04)	(0.02)	(0.02)	(0.14)

Net asset value, end of period	$11.86	$10.75	$8.22	$11.86	$10.76	$8.22	$10.93	$11.18

Total return (b)	11.28%	31.55%	(23.94)%	10.89%	31.41%	(24.62)%	(2.04)%	5.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$523	$210	$82	$1,028,221	$877,404	$563,396	$111,944	$77,959
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.65%	0.68%	0.18%	0.90%	0.93%	0.43%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.70%	0.72%	0.81%	0.95%	0.97%	1.06%	1.05%	1.06%
Ratio of net investment income to average net assets:
After waivers (a)	0.82%	0.63%	0.75%	0.57%	0.38%	0.50%	0.26%	0.47%
After waivers and fees paid indirectly (a)	0.87%	0.65%	1.27%	0.62%	0.40%	1.02%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.82%	0.61%	0.64%	0.57%	0.36%	0.39%	0.16%	0.37%
Portfolio turnover rate	20%	24%	222%	20%	24%	222%	30%	38%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$0.01	$— #	$— #	$— #	$0.01	$0.01

See Notes to Financial Highlights

EQ/Marsico Focus Portfolio

	Class IA			Class IB
	Year Ended December 31,		October 2, 2002* to December 31, 2002	Year Ended December 31,			August 31, 2001* to December 31, 2001
	2004	2003		2004	2003	2002
Net asset value, beginning of period	$13.24	$10.07	$10.43	$13.20	$10.07	$11.39	$10.00

Income from investment operations:
Net investment income (loss)	0.01	— #	— #	(0.02)	(0.02)	(0.01)	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.42	3.17	(0.36)	1.41	3.15	(1.30)	1.39

Total from investment operations	1.43	3.17	(0.36)	1.39	3.13	(1.31)	1.39

Less distributions:
Distributions from realized gains	—	—	—	—	—	(0.01)	—

Net asset value, end of period	$14.67	$13.24	$10.07	$14.59	$13.20	$10.07	$11.39

Total return (b)	10.80%	31.48%	(3.45)%	10.53%	31.08%	(11.51)%	13.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$579,357	$338,365	$77	$1,257,708	$903,595	$203,596	$9,292
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)	0.87%	0.85%	0.85%	1.12%	1.10%	1.10%	N/A
Before waivers and fees paid indirectly (a)	0.94%	0.97%	1.08%	1.19%	1.22%	1.33%	3.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.05%	(0.07)%	(0.11)%	(0.20)%	(0.32)%	(0.36)%	(0.13)%
After waivers and fees paid indirectly (a)	0.08%	(0.02)%	(0.06)%	(0.17)%	(0.27)%	(0.31)%	N/A
Before waivers and fees paid indirectly (a)	0.01%	(0.14)%	(0.29)%	(0.24)%	(0.39)%	(0.54)%	(2.57)%
Portfolio turnover rate	96%	72%	140%	96%	72%	140%	22%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.01	$— #	$— #	$0.01	$— #	$0.02	$—

See Notes to Financial Highlights

EQ/Mercury Basic Value Equity Portfolio

	Class IA			Class IB
	Year Ended December 31,		October 2, 2002* to December 31, 2002	Year Ended December 31,
	2004(e)	2003(e)		2004(e)	2003(e)	2002	2001	2000
Net asset value, beginning of period	$14.71	$11.27	$10.10	$14.74	$11.29	$13.77	$13.85	$13.76

Income from investment operations:
Net investment income	0.17	0.14	0.04	0.13	0.10	0.08	0.10	0.21
Net realized and unrealized gain (loss) on investments	1.42	3.40	1.24	1.41	3.42	(2.35)	0.65	1.33

Total from investment operations	1.59	3.54	1.28	1.54	3.52	(2.27)	0.75	1.54

Less distributions:
Dividends from net investment income	(0.16)	(0.10)	(0.11)	(0.12)	(0.07)	(0.08)	(0.10)	(0.21)
Distributions from realized gains	(0.66)	—	—	(0.66)	—	(0.13)	(0.73)	(1.24)

Total dividends and distributions	(0.82)	(0.10)	(0.11)	(0.78)	(0.07)	(0.21)	(0.83)	(1.45)

Net asset value, end of period	$15.48	$14.71	$11.27	$15.50	$14.74	$11.29	$13.77	$13.85

Total return (b)	10.89%	31.57%	12.54%	10.52%	31.28%	(16.68)%	5.49%	11.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$636,240	$355,625	$71	$1,459,792	$1,137,826	$680,559	$613,150	$392,035
Ratio of expenses to average net assets:
After waivers (a)	N/A	0.67%	0.70%	N/A	0.92%	0.95%	0.95%	0.92%
After waivers and fees paid indirectly (a)	0.61%	0.66%	0.69%	0.86%	0.91%	0.94%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.63%	0.67%	0.70%	0.88%	0.92%	0.95%	0.95%	0.93%
Ratio of net investment income to average net assets:
After waivers (a)	N/A	1.04%	0.97%	N/A	0.79%	0.72%	0.85%	1.56%
After waivers and fees paid indirectly (a)	1.12%	1.05%	0.98%	0.87%	0.80%	0.73%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.10%	1.04%	0.97%	0.85%	0.79%	0.72%	0.85%	1.55%
Portfolio turnover rate	49%	34%	39%	49%	34%	39%	64%	81%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$—	$—	$—	$— #	$—

See Notes to Financial Highlights

EQ/Money Market Portfolio

	Class IA
	Year Ended December 31,
	2004	2003(e)	2002	2001(e)	2000(e)
Net asset value, beginning of year	$10.37	$10.38	$10.37	$10.33	$10.28

Income from investment operations:
Net investment income	0.12	0.09	0.16	0.39	0.64
Net realized and unrealized gain (loss) on investments	(0.01)	— #	— #	— †	—

Total from investment operations	0.11	0.09	0.16	0.39	0.64

Less distributions:
Dividends from net investment income	(0.12)	(0.10)	(0.15)	(0.35)	(0.59)

Net asset value, end of year	$10.36	$10.37	$10.38	$10.37	$10.33

Total return	1.02%	0.82%	1.54%	3.82%	6.24%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$598,718	$705,877	$834,792	$860,719	$893,097
Ratio of expenses to average net assets	0.39%	0.39%	0.39%	0.40%	0.40%
Ratio of net investment income to average net assets	1.01%	0.82%	1.48%	3.80%	6.02%

	Class IB
	Year Ended December 31,
	2004	2003(e)	2002	2001(e)	2000(e)
Net asset value, beginning of year	$10.31	$10.32	$10.32	$10.28	$10.25

Income from investment operations:
Net investment income	0.09	0.06	0.12	0.31	0.61
Net realized and unrealized gain (loss) on investments	(0.01)	— #	0.01	0.06 †	(0.01)

Total from investment operations	0.08	0.06	0.13	0.37	0.60

Less distributions:
Dividends from net investment income	(0.09)	(0.07)	(0.13)	(0.33)	(0.57)

Net asset value, end of year	$10.30	$10.31	$10.32	$10.32	$10.28

Total return	0.77%	0.57%	1.21%	3.63%	5.99%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$774,625	$942,215	$1,209,341	$1,155,159	$677,333
Ratio of expenses to average net assets	0.64%	0.64%	0.64%	0.65%	0.65%
Ratio of net investment income to average net assets	0.76%	0.57%	1.23%	3.38%	5.78%

See Notes to Financial Highlights

EQ/Montag & Caldwell Growth Portfolio

	Class IA		Class IB
	December 13, 2004* to December 31, 2004(e)		Year Ended December 31,
			2004(e)	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of period	$4.73		$4.64	$3.98	$5.21	$5.99	$6.56

Income from investment operations:
Net investment income	—	#	0.01	0.01	0.02	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.09		0.18	0.67	(1.23)	(0.78)	(0.54)

Total from investment operations	0.09		0.19	0.68	(1.21)	(0.76)	(0.51)

Less distributions:
Dividends from net investment income	(0.02)		(0.02)	(0.02)	(0.02)	(0.02)	(0.01)
Distributions from realized gains	—		—	—	—	—	(0.05)

Total dividends and distributions	(0.02)		(0.02)	(0.02)	(0.02)	(0.02)	(0.06)

Net asset value, end of period	$4.80		$4.81	$4.64	$3.98	$5.21	$5.99

Total return (b)	0.99%		4.10%	17.05%	(23.26)%	(12.56)%	(7.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,837		$258,854	$265,471	$208,610	$280,279	$319,207
Ratio of expenses to average net assets:
After waivers (a)	0.76	%(c)	1.12%	1.03%	0.86%	0.84%	0.83%
Before waivers (a)	0.76	%(c)	1.12%	1.03%	0.86%	0.84%	0.83%
Ratio of net investment income to average net assets:
After waivers (a)	0.47	%(c)	0.11%	0.34%	0.42%	0.34%	0.45%
Before waivers (a)	0.47	%(c)	0.11%	0.34%	0.42%	0.34%	0.45%
Portfolio turnover rate	58%		58%	40%	42%	52%	56%

See Notes to Financial Highlights

*	Commencement of Operations.
**	Prior to December 31, 2004, these ratios and per share amounts were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(e)	Net investment income and capital changes per share are based on monthly average shares outstanding.
(f)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.

VOTING INFORMATION

The following information applies to the Reorganization of each Acquired Portfolio and Acquiring Portfolio for which you are entitled to vote.

Voting Rights

Contractowners with amounts allocated to an Acquired Portfolio at the close of business on June 10, 2005 (the “Record Date”) will be entitled to be present and give voting instructions for the Acquired Portfolio at the Meeting with respect to shares attributable to their Contracts as of the Record Date.

Each whole share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote, as described above, and each fractional share is entitled to a proportionate fractional vote. Votes cast by proxy or in person by the Shareholders at the Meeting will be counted by persons appointed as inspectors of election for the Meeting. As of the Record Date, there were              Class IA Shares and              Class IB shares of the Acquired Portfolios issued and outstanding. AXA Equitable Life Insurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America together held 100% of those shares.

Required Shareholder Vote

Approval of the Reorganization Plan with respect to a Reorganization will require the affirmative vote of (i) 67% or more of the Acquired Portfolio Shares present at such meeting, if the holders of more than 50% of the outstanding Acquired Portfolio Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Acquired Portfolio Shares, whichever is less. If a voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares in favor of the proposal. If a Contractowner abstains from voting as to any matter, the shares represented by the abstention will be deemed present at the Meeting for purposes of determining a quorum.

To the knowledge of the Trust, as of the Record Date, the officers and Trustees own, as a group, less than 1% of the shares of the Portfolios.

The Shareholders may be deemed to be control persons of the Portfolios by virtue of their direct or indirect ownership of more than 25% of the shares of the Portfolios. In addition, AXA Equitable may be deemed to be a control person of the Trust by virtue of its direct or indirect ownership of more than 99% of the Trust’s shares as of the Record Date. As of the Record Date, except as set forth in Appendix B, (1) no person, other than the Shareholders and AXA Equitable, owned beneficially or of record 5% or more of the outstanding Class IA or Class IB shares of an Acquired Portfolio, (2) no Contractowner owned Contracts entitling such Contractowner to give voting instructions regarding more than 5% of the outstanding Class IA or Class IB shares of an Acquired Portfolio, (3) no person, other than AXA Equitable, owned beneficially or of record 5% or more of the outstanding shares of any class of an Acquiring Portfolio, and (4) no Contractowner owned Contracts entitling such Contractowner to give voting instructions regarding more than 5% of the outstanding shares of any class of an Acquiring Portfolio.

Solicitation of Voting Instructions

Solicitation of voting instructions is being made primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures on or about July 8, 2005. In addition to the solicitation of voting instructions by mail, officers, agents and employees of the Shareholders and the Trust and their affiliates, without additional compensation, may solicit voting instructions in person or by telephone, telegraph, fax, or oral communication.

The Shareholders will vote the shares for which they receive timely voting instructions from Contractowners in accordance with those instructions. The Shareholders will vote shares attributable to Contracts for which it is the Contractowner “FOR” each proposal. Shares in each investment division of a Separate Account for which a Shareholder receives no timely voting instructions from Contractowners, or which are attributable to amounts retained by the Shareholder as surplus or seed money, will be voted by the Shareholder “FOR” or “AGAINST” approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than the Shareholder) have provided voting instructions to the Shareholder.

Voting instructions executed by a Contractowner may be revoked at any time prior to the Shareholder voting the shares represented thereby by the Contractowner providing the Shareholder with a properly executed written revocation of such voting instructions, or by the Contractowner providing the Shareholder with proper later-dated voting instructions by telephone or by the Internet. In addition, any Contractowner who attends the Meeting in person may provide voting instructions by voting instruction card at the Meeting, thereby canceling any voting instruction previously given. Proxies executed by a Shareholder may be revoked at any time before they are exercised by a written revocation duly received, by properly executing a later-dated proxy or by attending the Meeting and voting in person, by telephone or by the Internet.

The Shareholders will vote as directed by the voting instruction card, but in the absence of voting instructions in any voting instruction card that is signed and returned, each Shareholder intends to vote “FOR” the applicable proposals and may vote in its discretion with respect to other matters not now known to the Board that may be presented at the Meeting.

Proxy Solicitation

The cost of the Meeting, including the cost of solicitation of proxies and voting instructions (estimated at $        ), will be borne by the Portfolios. The Trust has

engaged the services of              to assist it in the solicitation of proxies for the Meeting. The principal solicitation will be by mail, but voting instructions also may be solicited by telephone, personal interview by officers or agents of the Trust or the Internet. Contractowners can provide voting instructions: (1) by Internet at our website at https://vote.proxy-direct.com (2) by telephone at             ; (3) by fax at             ; or (4) by mail, with the enclosed voting instruction card.

Adjournment

If sufficient votes in favor of the Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The Shareholders will vote in favor of such adjournment those proxies that it is entitled to vote in favor of the Proposal. The Shareholders will vote against the adjournment those proxies required to be voted against the Proposal. The Portfolios will pay the costs of any additional solicitation and any adjourned session.

Other Matters

The Trust does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/Prospectus. If other business properly comes before the Meeting, the proxyholders will vote thereon in accordance with their best judgment.

The Trust is not required to hold regular shareholder meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation or regulatory policy or if otherwise deemed advisable by the Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Prompt execution and return of the enclosed voting instruction card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience. If executed but unmarked voting instructions are received, the Shareholders will vote those unmarked voting instructions in favor of the Reorganization Plan.

THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT CONTRACTOWNERS INSTRUCT THE SHAREHOLDERS TO VOTE “FOR” THE REORGANIZATION PLAN, AS INDICATED IN EACH PROPOSAL.

APPENDIX A

PLAN OF REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by EQ ADVISORS TRUST, a Delaware statutory trust (“Trust”), on behalf of each of its segregated portfolios of assets (“series”) listed on Schedule A to this Plan (“Schedule A”). (Each series listed under the heading “Acquired Portfolios” on Schedule A is sometimes referred to herein as an “Acquired Portfolio”; each series listed under the heading “Acquiring Portfolios” on Schedule A is sometimes referred to herein as an “Acquiring Portfolio”; and each Acquired Portfolio and Acquiring Portfolio is sometimes referred to herein as a “Portfolio.”)

The Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware and is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company; and each Portfolio is duly organized as a series thereof. The Trust sells voting shares of beneficial interest, $0.001 par value per share, in the Portfolios (“shares”) to separate accounts of AXA Equitable Life Insurance Company (“AXA Equitable”), MONY Life Insurance Company, and MONY Life Insurance Company of America (collectively, “Insurance Companies”) and certain other affiliated and unaffiliated insurance companies. The Portfolios are underlying investment options for those separate accounts, which fund certain variable annuity certificates and contracts and variable life insurance policies issued by the Insurance Companies (“Contracts”). Shares of the Acquired Portfolios are held entirely by certain separate accounts of the Insurance Companies (“Separate Accounts”), and shares of the Acquiring Portfolios also are held entirely by certain separate accounts of the Insurance Companies (“Acquiring Portfolio Accounts”). Under applicable law, the assets of all those accounts (i.e., the shares of the Portfolios) are the property of the Insurance Companies, which are the owners of record of those shares, and are held for the benefit of the Contract holders.

The Trust wishes to effect eight separate reorganizations, each described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”), and intends this Plan to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under section 368(a) of the Code (“Regulations”). Each reorganization will consist of (1) the transfer of an Acquired Portfolio’s assets to the corresponding Acquiring Portfolio (i.e., the Acquiring Portfolio listed on Schedule A opposite its name) in exchange solely for shares in that Acquiring Portfolio (“Acquiring Portfolio Shares”) and that Acquiring Portfolio’s assumption of that Acquired Portfolio’s liabilities, (2) the distribution of those shares pro rata to the Separate Accounts in exchange for their shares in that Acquired Portfolio and in liquidation thereof, and (3) that Acquired Portfolio’s termination (all the foregoing transactions involving each Acquired Portfolio and its corresponding Acquiring Portfolio being referred to herein collectively as a “Reorganization”), all on the terms and conditions set forth herein. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

The Trust’s Amended and Restated Declaration of Trust (“Declaration of Trust”) permits it to vary its shareholders’ investment therein. The Trust does not have a fixed pool of assets — each series thereof (including each Portfolio) is a managed portfolio of securities, and AXA Equitable and each investment sub-adviser thereof have the authority to buy and sell securities for it.

The Trust’s Board of Trustees (“Board”) (1) has duly adopted and approved this Plan and the transactions contemplated hereby and (2) has determined, with respect to each Reorganization, that participation therein is in the best interests of each participating Portfolio and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Each Acquired Portfolio has a single issued and outstanding class of shares (“Acquired Portfolio Shares”), the Enterprise Acquired Portfolios’ shares being designated Class IB shares and the MONY Acquired Portfolios’ shares being designated Class IA shares. The EQ/Enterprise Growth Portfolio has an authorized but unissued class of shares, designated Class IA shares, and an issued and outstanding class of shares, designated Class IB shares; only the latter are involved in the Reorganization in which that Portfolio is participating and thus included in the term “Acquiring Portfolio Shares.” The EQ/Enterprise Equity Income Portfolio has an issued and outstanding class of shares, designated Class IB shares, and an authorized but unissued class of shares, designated Class IA shares; only newly issued shares of the latter class are involved in the Reorganization in which that Portfolio is participating and thus included in the term “Acquiring Portfolio Shares.” Each other Acquiring Portfolio has two issued and outstanding classes of shares, designated Class IA shares and Class IB shares, but shares of only one class of each such Portfolio are involved in the Reorganization in which that Portfolio is participating and thus included in the term “Acquiring Portfolio Shares,” as follows: Each other Class IB Acquiring Portfolio (as defined on Schedule A), Class IB shares, and the EQ/Capital Guardian Research Portfolio and the EQ/Money Market Portfolio, Class IA shares. In each case, Acquiring Portfolio Shares are substantially similar to Acquired Portfolio Shares.

All covenants and obligations of a Portfolio contained herein shall be deemed to be covenants and obligations of the Trust acting on its behalf, and all rights and benefits created hereunder in favor of a Portfolio shall inure to, and shall be enforceable by, the Trust acting on its behalf. (For convenience, the balance of this Plan (except paragraph 4.3(p)), will refer only to a single Reorganization, one Acquired Portfolio, and one Acquiring Portfolio, but the terms and conditions hereof shall apply separately to each Reorganization and the Portfolios participating therein.)

1.    PLAN OF REORGANIZATION AND TERMINATION

1.1.    The Acquired Portfolio shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to the Acquiring Portfolio. In exchange therefor, the Acquiring Portfolio shall —

(a)    issue and deliver to the Acquired Portfolio the number of full and fractional (rounded to the eighth decimal place) Acquiring Portfolio Shares determined by dividing the net value of the Acquired Portfolio (computed as set forth in paragraph 2.1) by the net asset value (“NAV”) of an Acquiring Portfolio Share (computed as set forth in paragraph 2.2), and

(b)    assume all of the Acquired Portfolio’s liabilities described in paragraph 1.3 (“Liabilities”).

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2.    The Assets shall consist of all assets and property (including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as assets on its books) the Acquired Portfolio owns at the Valuation Time (as defined in paragraph 2.1).

1.3.    The Liabilities shall consist of all of the Acquired Portfolio’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, known or unknown, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, the Acquired Portfolio will endeavor to discharge all its known Liabilities before the closing date provided for in paragraph 3.1 (“Closing Date”).

1.4.    On or immediately before the Closing Date, the Acquired Portfolio shall declare and pay to the Separate Accounts one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) ”investment company taxable income” (within the meaning of section 852(b)(2) of the Code), computed without regard to any deduction for dividends paid, and (b) ”net capital gain” (as defined in section 1222(11) of the Code), after reduction by any capital loss carryforward, for the current taxable year through the Closing Date.

1.5.    On the Closing Date (or as soon thereafter as is reasonably practicable), the Acquired Portfolio shall distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the Separate Accounts, in proportion to their Acquired Portfolio Shares held of record as of the Valuation Time and in constructive exchange for their Acquired Portfolio Shares, and will completely liquidate. That distribution shall be accomplished by the Transfer Agent (as defined in paragraph 3.3) opening accounts on the Acquiring Portfolio’s share transfer books in the Separate Accounts’ names and transferring those Acquiring Portfolio Shares thereto. Each Separate Account’s account shall be credited with the respective pro rata number of full and fractional (rounded to the eighth decimal place) Acquiring Portfolio Shares due that Shareholder. The aggregate NAV of Acquiring Portfolio Shares to be so credited to each Separate Account shall be equal to the aggregate NAV of the Acquired Portfolio Shares owned by such Separate Account on the Closing Date. All issued and outstanding Acquired Portfolio Shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Portfolio’s share transfer books. The

Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares issued in connection with the Reorganization.

1.6.    As soon as reasonably practicable after distribution of the Acquiring Portfolio Shares pursuant to paragraph 1.5, but in all events within six months after the Closing Date, the Acquired Portfolio shall be terminated as a series of the Trust and any further actions shall be taken in connection therewith as required by applicable law.

1.7.    Ownership of Acquiring Portfolio Shares shall be shown on the Transfer Agent’s books.

1.8.    Any reporting responsibility of the Acquired Portfolio to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

2.    VALUATION

2.1.    For purposes of paragraph 1.1(a), the Acquired Portfolio’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange and the declaration of any dividends on the Closing Date (“Valuation Time”), using the valuation procedures set forth in the Trust’s then-current prospectus and statement of additional information and valuation procedures established by the Board, less (b) the amount of the Liabilities as of the Valuation Time.

2.2.    For purposes of paragraph 1.1(a), the NAV per Acquiring Portfolio Share shall be computed as of the Valuation Time, using such valuation procedures.

2.3.    All computations pursuant to paragraphs 2.1 and 2.2 shall be made by AXA Equitable, in its capacity as the Trust’s administrator, and shall be subject to confirmation by PricewaterhouseCoopers LLP, the Trust’s independent registered public accounting firm (“PwC”).

3.    CLOSING AND CLOSING DATE

3.1    Unless the Trust determines otherwise, the Closing Date shall be September 9, 2005, and all acts necessary to consummate the Reorganization (i.e., the Closing) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date (4:00 p.m., Eastern Time). The Closing shall be held at the Trust’s offices or at such other place as the Trust determines.

3.2    The Trust shall direct JPMorgan Chase Bank, as custodian for the Acquired Portfolio (“Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (a) the Assets have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which any Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3    The Trust shall direct AXA Equitable, in its capacity as the Trust’s transfer agent (“Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the number and percentage ownership of outstanding Acquired Portfolio Shares owned by each Separate Account immediately prior to the Closing.

3.4    If at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Portfolio (each, an “Exchange”) is closed to trading or trading thereupon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board, accurate appraisal of the value of the net assets of either Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading has been fully resumed and reporting has been restored.

4.    CONDITIONS PRECEDENT

4.1    The Trust’s obligation to implement this Plan on the Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

(a)    On the Closing Date, the Trust, on behalf of the Acquired Portfolio, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Trust, on behalf of the Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (“1933 Act”);

(b)    The Acquired Portfolio is not engaged currently, and the execution, delivery, and performance of this Plan will not result, in (1) a material violation of the Declaration of Trust or By-Laws (collectively, “Governing Documents”) or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(c)    All material contracts and other commitments of the Acquired Portfolio (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

(d)    No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(e)    The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Portfolio at December 31, 2004, have been audited by PwC and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied. Such statements present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(f)    Since December 31, 2004, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph, a decline in NAV per Acquired Portfolio Share due to declines in market values of securities held by the Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

(g)    On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(h)    The Acquired Portfolio is a “fund” as defined in section 851(g)(2) of the Code; for each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company (“RIC”), has complied (or will comply) with the diversification requirements applicable to segregated asset accounts imposed by Subchapter L of such chapter, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; the Acquired Portfolio will have distributed all of its investment company taxable income and net capital gain (both as defined in the Code and determined without regard to any deduction for dividends paid) that have accrued through the Closing Date; from the time the Board approved the transactions contemplated by this Plan (“Approval Time”) through the Valuation Time, the Acquired Portfolio will invest its assets in a manner that ensures its compliance with the foregoing; from the time it commenced operations through the Valuation Time, the Acquired Portfolio has conducted and will conduct its “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; from the Approval Time through the Valuation Time, the Acquired Portfolio will not (1) dispose of and/or acquire any assets (a) for the purpose of satisfying the Acquiring Portfolio’s investment objective or policies or (b) for any other reason except in the ordinary course of its business as a RIC or (2) otherwise change its historic investment policies; and the Acquired Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(i)    All issued and outstanding Acquired Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3; and the Acquired Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Portfolio Shares, nor is there outstanding any security convertible into any Acquired Portfolio Shares;

(j)    The Acquired Portfolio incurred the Liabilities in the ordinary course of its business;

(k)    The Acquired Portfolio is not under the jurisdiction of a court in a “title 11 or similar case” (within the meaning of section 368(a)(3)(A) of the Code);

(l)    During the five-year period ending on the Closing Date, (1) neither the Acquired Portfolio nor any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Portfolio

Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Portfolio Shares or Acquired Portfolio Shares, except for shares redeemed in the ordinary course of the Acquired Portfolio’s business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Acquired Portfolio Shares, other than normal, regular dividend distributions made pursuant to the Acquired Portfolio’s historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code; and

(m)    Not more than 25% of the value of the Acquired Portfolio’s total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

4.2    The Trust’s obligation to implement this Plan on the Acquired Portfolio’s behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

(a)    No consideration other than Acquiring Portfolio Shares (and the Acquiring Portfolio’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(b)    The Acquiring Portfolio is not engaged currently, and the execution, delivery, and performance of this Plan will not result, in (1) a material violation of the Governing Documents or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(c)    No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the Acquiring Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Portfolio, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(d)    The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquiring Portfolio at December 31, 2004, have been audited by PwC and are in accordance with GAAP consistently applied. Such statements present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(e)    Since December 31, 2004, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph, a decline in NAV per Acquiring Portfolio Share due to declines in market values of securities held by the Acquiring Portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio shall not constitute a material adverse change;

(f)    On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(g)    The Acquiring Portfolio is a “fund” as defined in section 851(g)(2) of the Code; for each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a RIC, has complied (or will comply) with the diversification requirements applicable to segregated asset accounts imposed by Subchapter L of such chapter, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; and the Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(h)    All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and the Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(i)    The Acquiring Portfolio has no plan or intention to issue additional Acquiring Portfolio Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Acquiring Portfolio, or any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire — during the five-year period beginning on the Closing Date, either directly or through any transaction, agreement, or arrangement with any other person — with consideration other than Acquiring Portfolio Shares, any Acquiring Portfolio Shares issued to the Separate Accounts pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

(j)    Following the Reorganization, the Acquiring Portfolio (1) will continue the Acquired Portfolio’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of the Acquired Portfolio’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, the Acquiring Portfolio (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

(k)    There is no plan or intention for the Acquiring Portfolio to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

(l)    The Acquiring Portfolio does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Acquired Portfolio;

(m)    During the five-year period ending on the Closing Date, neither the Acquiring Portfolio nor any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Portfolio Shares with consideration other than Acquiring Portfolio Shares;

(n)    Immediately after the Reorganization, (1) not more than 25% of the value of the Acquiring Portfolio’s total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

(o)    The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the benefit of the Separate Accounts, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares and will be fully paid and non-assessable by the Trust.

4.3    The Trust’s obligation to implement this Plan on each Portfolio’s behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

(a)    No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, or state securities laws for the Trust’s adoption of this Plan, except for (1) the Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto (“Registration Statement”), and (2) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Closing Date;

(b)    The fair market value of the Acquiring Portfolio Shares each Separate Account receives will be approximately equal to the fair market value of its Acquired Portfolio Shares it actually or constructively surrenders in exchange therefor;

(c)    Its management (1) is unaware of any plan or intention of the Separate Accounts to redeem, sell, or otherwise dispose of (i) any portion of their Acquired Portfolio Shares before the Reorganization to any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Portfolio or (ii) any portion of the Acquiring Portfolio Shares they receive in the Reorganization to any person “related” (within such meaning) to the Acquiring Portfolio, (2) does not anticipate dispositions of those Acquiring Portfolio Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of the Acquired Portfolio as a series of an open-end investment company, (3) expects that the percentage of interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Portfolio Shares immediately following the Reorganization;

(d)    The Separate Accounts will pay their own expenses, if any, incurred in connection with the Reorganization;

(e)    The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by the Acquiring Portfolio and those to which the Assets are subject;

(f)    There is no intercompany indebtedness between the Portfolios that was issued or acquired, or will be settled, at a discount;

(g)    Pursuant to the Reorganization, the Acquired Portfolio will transfer to the Acquiring Portfolio, and the Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, the Acquired Portfolio held immediately before the Reorganization. For the purposes of the foregoing, any amounts the Acquired Portfolio uses to make redemptions and distributions immediately before the Reorganization

(except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax) will be included as assets held thereby immediately before the Reorganization;

(h)    None of the compensation AXA Equitable receives as a service provider to the Acquired Portfolio will be separate consideration for, or allocable to, any of the Acquired Portfolio Shares that AXA Equitable held on its Separate Accounts’ behalf; none of the Acquiring Portfolio Shares AXA Equitable receives on its Separate Accounts’ behalf will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to AXA Equitable will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(i)    Immediately after the Reorganization, the Insurance Companies (through the Separate Accounts and Acquiring Portfolio Accounts) will own shares constituting “control” (within the meaning of section 304(c) of the Code) of the Acquiring Portfolio;

(j)    Neither Portfolio will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”);

(k)    The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1(l), 4.2(i), and 4.2(m) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in the Acquired Portfolio on the Closing Date;

(l)    The Trust shall have called a meeting of the Acquired Portfolio’s shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein;

(m)    All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act, and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities

(including the Commission and state securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Portfolio’s assets or properties;

(n)    On the Closing Date, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

(o)    The Trust shall have received an opinion of Kirkpatrick & Lockhart Nicholson Graham LLP (“Counsel”) substantially to the effect that:

(1)    Each Portfolio is a duly established series of the Trust, a trust that is duly organized and validly existing as a statutory trust under the laws of the State of Delaware;

(2)    This Plan has been duly authorized and adopted by the Trust on behalf of each Portfolio;

(3)    The Acquiring Portfolio Shares to be issued and distributed to the Separate Accounts under this Plan have been duly authorized and, on their issuance and delivery in accordance with this Plan, will be validly issued, fully paid, and non-assessable;

(4)    The adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Governing Documents or, to Counsel’s knowledge, violate any obligation of the Trust under the express terms of any court order that names the Trust and is specifically directed to it or its property, except as set forth in such opinion;

(5)    To Counsel’s knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust, on either Portfolio’s behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

(6)    The Trust is registered with the Commission as an investment company, and to Counsel’s knowledge no order has been issued or proceeding instituted to suspend such registration; and

(7)    To Counsel’s knowledge (without any independent inquiry or investigation), as of the date of the opinion there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing, against the Trust (with respect to either Portfolio) or any of its properties or assets attributable or allocable to either Portfolio that seeks to enjoin the performance or affect the enforceability of this Plan, except as set forth in such opinion.

In rendering such opinion, Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to the Trust or either Portfolio, and may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than the Trust has been duly authorized, (3) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (4) limit such opinion to applicable federal and state law, (5) define the word “knowledge” and related terms to mean the actual knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Plan and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (6) rely as to matters of fact on certificates of public officials and statements contained in officers’ certificates;

(p)    The Reorganization involving the EQ/Enterprise Global Socially Responsive Portfolio (“Global Portfolio”) and the EQ/Calvert Socially Responsible Portfolio is completely unrelated to, and was not a condition subsequent to the consummation of, the conversion (in a reorganization intended to comply with section 368(a)(1)(F) of the Code) on July 9, 2004, of Enterprise Global Socially Responsive Portfolio to the Global Portfolio pursuant to an Amended and Restated Agreement and Plan of Conversion and Termination among the Trust, Enterprise Accumulation Trust (a Massachusetts business trust), and, solely for purposes of paragraph 6 thereof, AXA Financial, Inc., dated as of May 1, 2004, and amended as of July 9, 2004; and

(q)    The Trust shall have received an opinion of Counsel as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and on representations and warranties made in separate letters addressed to Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

(1)    The Acquiring Portfolio’s acquisition of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities, followed by the Acquired Portfolio’s distribution of those shares pro rata to the Separate Accounts actually or constructively in exchange for their Acquired Portfolio Shares, will qualify as a “reorganization” (as defined in section 368(a)(1) of the Code), and each Portfolio will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

(2)    The Acquired Portfolio will recognize no gain or loss on the transfer of the Assets to the Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and the Acquiring Portfolio’s assumption of the Liabilities or on the subsequent distribution of those shares to the Separate Accounts in exchange for their Acquired Portfolio Shares;

(3)    The Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

(4)    The Acquiring Portfolio’s basis in each Asset will be the same as the Acquired Portfolio’s basis therein immediately before the Reorganization, and the Acquiring Portfolio’s holding period for each Asset will include the Acquired Portfolio’s holding period therefor;

(5)    A Separate Account will recognize no gain or loss on the exchange of all its Acquired Portfolio Shares solely for Acquiring Portfolio Shares pursuant to the Reorganization; and

(6)    A Separate Account’s aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Portfolio Shares it actually or constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include, in each instance, its holding period for those Acquired Portfolio Shares, provided the Separate Account holds them as capital assets on the Closing Date.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios or any Separate Account with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5.    EXPENSES

The Reorganization Expenses shall be borne by the Portfolios in proportion to their respective aggregate NAVs as of the Valuation Time. The Reorganization Expenses include costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6.    TERMINATION

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board, at any time before the Closing Date, if circumstances develop that, in its opinion, make proceeding with this Plan inadvisable.

7.    AMENDMENTS

The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding the Acquired Portfolio’s shareholders’ approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Separate Accounts’ interests.

8.    MISCELLANEOUS

8.1    This Plan shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2    Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Portfolios and their respective successors and assigns any rights or remedies under or by reason of this Plan.

8.3    Notice is hereby given that this instrument is adopted on behalf of the Trust’s Trustees solely in their capacities as Trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its Trustees, officers, or shareholders or any series of the Trust other than the Portfolios but are only binding on and enforceable against the respective Portfolios’ property. Trust, in asserting any rights or claims under this Plan on either Portfolio’s behalf, shall look only to the other Portfolio’s property in settlement of such rights or claims and not to such Trustees, officers, or shareholders.

SCHEDULE A

Acquired Portfolios	Acquiring Portfolios*
EQ/EnterpriseGlobal Socially Responsive Portfolio	EQ/CalvertSocially Responsible Portfolio (IB)

EQ/EnterpriseCapital Appreciation Portfolio	EQ/MarsicoFocus Portfolio (IB)

EQ/EnterpriseDeep Value Portfolio	EQ/MercuryBasic Value Equity Portfolio (IB)

EQ/EnterpriseMulti-Cap Portfolio	EQ/Montag& Caldwell Growth Portfolio (IB)

(eachof the above, an “Enterprise Acquired Portfolio”)	(eachof the above, a “Class IB Acquiring Portfolio”)

EQ/MONYDiversified Portfolio	EQ/CapitalGuardian Research Portfolio (IA)

EQ/MONYEquity Growth Portfolio	EQ/CapitalGuardian Research Portfolio (IA)

EQ/MONYEquity Income Portfolio	EQ/BostonAdvisors Equity Income Portfolio (IA)

EQ/MONYMoney Market Portfolio	EQ/MoneyMarket Portfolio (IA)

(eachof the last four Portfolios listed above, a “MONY Acquired Portfolio”)

*	The class of each Acquiring Portfolio’s shares that are involved in the Reorganization in which that Portfolio is participating and thus included in the term “Acquiring Portfolio Shares” is indicated in parentheses after its name.

APPENDIX B

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

[To be inserted.]

B-1

STATEMENT OF ADDITIONAL INFORMATION

Dated: July 8, 2005

EQ ADVISORS TRUST

EQ/Enterprise Capital Appreciation Portfolio

EQ/Enterprise Deep Value Portfolio,

EQ/Enterprise Global Socially Responsive Portfolio,

EQ/Enterprise Multi-Cap Growth Portfolio,

EQ/MONY Diversified Portfolio,

EQ/MONY Equity Growth Portfolio,

EQ/MONY Equity Income Portfolio And

EQ/MONY Money Market Portfolio

(The “Acquired Portfolios”),

AND

EQ/Marsico Focus Portfolio,

EQ/Mercury Basic Value Equity Portfolio,

EQ/Calvert Socially Responsible Portfolio,

EQ/Montag & Caldwell Growth Portfolio,

EQ/Capital Guardian Research Portfolio,

EQ/Boston Advisors Equity Income Portfolio,

EQ/Money Market Portfolio

(The “Acquiring Portfolios”)

1290 Avenue of the Americas

New York, New York 10104

(888) 292-4492

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
EQ/Enterprise Global Socially Responsive Portfolio (“EQ/Global Portfolio”)	EQ/Calvert Socially Responsive Portfolio (“EQ/Calvert Portfolio”)
EQ/Enterprise Capital Appreciation Portfolio (“EQ/Capital Appreciation Portfolio”)	EQ/Marsico Focus Portfolio (“EQ/Marsico Portfolio”)
EQ/Enterprise Deep Value Portfolio (“EQ/Deep Value Portfolio”)	EQ/Mercury Basic Value Equity Portfolio (“EQ/Mercury Portfolio”)
EQ/Enterprise Multi-Cap Growth Portfolio (“EQ/Multi-Cap Portfolio”)	EQ/Montag & Caldwell Growth Portfolio (“EQ/Growth Portfolio”)
EQ/MONY Diversified Portfolio (“EQ/Diversified Portfolio”)	EQ/Capital Guardian Research Portfolio (“EQ/Capital Guardian Portfolio”)
EQ/MONY Equity Growth Portfolio (“EQ/Equity Growth Portfolio”)	EQ/Capital Guardian Research Portfolio (“EQ/Capital Guardian Portfolio”)
EQ/MONY Equity Income Portfolio (“EQ/MONY Income Portfolio”)	EQ/Boston Advisors Equity Income Portfolio (“EQ/Income Portfolio”)
EQ/MONY Money Market Portfolio	EQ/Money Market Portfolio (“EQ/Money Market Portfolio”)
The Acquired Portfolios and the Acquiring Portfolios are each a series of EQ Advisors Trust (“the Trust”).

1

This Statement of Additional Information (the “SAI”) is available to owners of and participants in variable life insurance contracts and variable annuity contracts and certificates (the “Contracts”) with amounts allocated to one or more of the Acquired Portfolios, each a series of the Trust, in connection with the proposed transaction whereby all of the assets and liabilities of each Acquired Portfolio will be transferred to its corresponding Acquiring Portfolios, each a series of the Trust, in exchange for shares of the Acquiring Portfolio (each, a Reorganization”).

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)	The combined Statement of Additional Information dated May 1, 2005, as supplemented, of the Trust, which contains information about the Acquiring Portfolios;

(2)	The combined Annual Report to Shareholders of the Trust, which includes information relating to the Acquired Portfolios and the Acquiring Portfolios for the fiscal year ended December 31, 2004.

The Trust’s Statement of Additional Information that is incorporated by reference above includes information about its other portfolios that is not relevant to the Reorganizations. Please disregard that information.

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated July 8, 2005 relating to the Reorganizations (the “Proxy Statement/Prospectus”) may be obtained, without charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or calling (800) 528-0404. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

PRO FORMA FINANCIAL STATEMENTS

The following tables set forth the pro forma Portfolio of Investments as of December 31, 2004, the pro forma condensed Statement of Assets and Liabilities as of December 31, 2004, and the pro forma condensed Statement of Operations for the twelve-month period ended December 31, 2004 for the Acquired Portfolios and the Acquiring Portfolios shown below, as adjusted giving effect to the Reorganizations.

The pro forma Portfolios of Investments contain information about the securities holdings of the combined Portfolios as of December 31, 2004, which has, and will continue to, change over time due to normal portfolio turnover in response to changes in market conditions. Thus, it is expected that some of the Acquired Portfolios’ holdings may not remain at the time of the Reorganizations. It is also expected that if the Acquired Portfolios’ shareholders approve all the Reorganizations, some of those Portfolios’ holdings may be liquidated in connection with the Reorganizations, and the proceeds of those sales held in temporary investments or reinvested in assets that are consistent with the holdings of the Acquiring Portfolios. The need for the Portfolios to dispose of investments in connection with the Reorganization may result in those Portfolios’ selling securities at a disadvantageous time and price and would result in their incurring transaction costs that would not otherwise have been incurred. Additional information regarding the compatibility of the Portfolios involved in each Reorganization is included in the Proxy Statement/Prospectus.

2

Pro Forma EQ/Calvert Socially Responsible

As of December 31, 2004 (unaudited)

	EQ/Enterprise Global Socially Responsive	EQ/Calvert Socially Responsible	Pro Forma Adjustments		Pro Forma EQ/Calvert Socially Responsible
Statement of Assets and Liabilities
Assets
Investments at value	$5,101,147	$48,859,855	$—		$53,961,002
Cash	10,851	870	—		11,721
Receivable from Separate Accounts for Trust shares sold	—	79,136	—		79,136
Receivable from investment manager	18,928	—	1,652	(b)	20,580
Dividends, interest and other receivables	3,841	12,301	—		16,142
Other assets	—	62	—		62

Total assets	5,134,767	48,952,224	1,652		54,088,643

Liabilities
Overdraft payable of foreign cash	18,568	—	—		18,568
Payable to Separate Accounts for Trust shares redeemed	2,013	58,509	—		60,522
Payable for securities purchased	—	1,507,653	—		1,507,653
Investment management fees payable	—	25,509	—		25,509
Distribution fees payable—Class IB	1,055	9,819	—		10,874
Administrative fees payable	2,684	7,275	—		9,959
Trustees’ fees payable	7	369	—		376
Accrued expenses	38,881	31,655	1,652	(b)	72,188

Total liabilities	63,208	1,640,789	1,652		1,705,649

Net Assets	$5,071,559	$47,311,435	$—		$52,382,994

Investments at cost	$4,434,185	$42,777,447	$—		$47,211,632

Components of Net Assets:
Paid in capital	$4,319,327	$43,484,129	$—		$47,803,456
Accumulated overdistributed net investment income	(324)	(288)	—		(612)
Accumulated undistributed net realized gain (loss)	85,586	(2,254,814)	—		(2,169,228)
Unrealized appreciation (depreciation) on investments and foreign currency translations	666,970	6,082,408	—		6,749,378

Net Assets	$5,071,559	$47,311,435	$—		$52,382,994

Class IA Shares:
Net Assets	$—	$67,724	$—		$67,724

Shares outstanding	—	8,642	—		8,642

Net asset value, offering and redemption price per share	$—	$7.84	$—		$7.84

Class IB Shares:
Net Assets	$5,071,559	$47,243,711	$—		$52,315,270

Shares outstanding	431,461	6,062,190	222,045	(a)	6,715,696

Net asset value, offering and redemption price per share	$11.75	$7.79	$—		$7.79

(a)	Reflects retired shares of the portfolio.
(b)	Reflects approximate expenses relating to the Reorganization

See Notes to Financial Statements

3

Pro Forma EQ/Calvert Socially Responsible

As of December 31, 2004 (unaudited)

	EQ/Enterprise Global Socially Responsive	EQ/Calvert Socially Responsible	Pro Forma Adjustments		Pro Forma EQ/Calvert Socially Responsible
Statement of Operations
Investment Income
Dividends	$90,658	$306,225	$—		$396,883
Interest	386	10,368	—		10,754
Other Income	—	—	—		—

Total income	91,044	316,593	—		407,637

Expenses
Investment management fees	40,133	257,864	(11,125	)(a)	286,872
Administrative fees	14,931	40,084	(11,775	)(a)	43,240
Transfer Agent fees	111	—	(111	)(b)	—
Professional fees	38,034	40,178	(37,890	)(b)	40,322
Custodian fees	15,635	25,852	(20,805	)(b)	20,682
Printing and mailing expenses	343	4,901	—		5,244
Trustees’ fees	53	646	—		699
Distribution fees—Class IB	5,486	99,017	5,671	(a)	110,174
Miscellaneous	4,490	3,867	(2,205	)(b)(c)	6,152

Gross expenses	119,216	472,409	(78,240)		513,385
Less: Waiver of investment management fees	(40,133)	(55,563)	45,559	(a)	(50,137)
Reimbursement from investment manager	(21,150)	—	21,150		—
Fees paid indirectly	—	(19,717)	19,717		—

Net expenses	57,933	397,129	8,186		463,248

Net Investment Income/Loss	33,111	(80,536)	(8,186)		(55,611)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Securities	274,492	905,858	—		1,180,350
Foreign currency transactions	51,303	837,432	—		888,735

Net realized gain	325,795	1,743,290	—		2,069,085

Change in unrealized appreciation (depreciation) on:
Securities	205,896	—	—		205,896
Foreign currency translations	(95)	—	—		(95)

Net change in unrealized appreciation	205,801	—	—		205,801

Net Realized and Unrealized Gain	531,596	1,743,290	—		2,274,886

Net Increase in Net Assets Resulting from Operations	$564,707	$1,662,754	$(8,186)		$2,219,275

Foreign taxes withheld on dividends	$5,717	$—	$—		$5,717

(a)	Reflects adjustment in expenses due to effects of new contract rate.
(b)	Reflects adjustment in expenses due to elimination of duplicative services.
(c)	Reflects approximate expenses relating to the Reorganization

See Notes to Financial Statements

4

EQ/Calvert Socially Responsible (Unaudited—As of December 31, 2004)

Pro Forma Portfolio of Investments

EQ/Enterprise Global Socially Responsive Portfolio Shares	EQ/Calvert Socially Responsive Portfolio Shares	Pro Forma EQ/Calvert Socially Responsible Portfolio Shares	Description	EQ/Enterprise Global Socially Responsive Portfolio Market Value	EQ/Calvert Socially Responsible Portfolio Market Value	Pro Forma EQ/Calvert Socially Responsible Portfolio Market Value
			COMMON STOCKS:
			Consumer Discretionary
			Automobiles
	16,725	16,725	Harley-Davidson, Inc		$1,016,044	$1,016,044

			Internet & Catalog Retail
	8,700	8,700	eBay, Inc*		1,011,636	1,011,636

			Specialty Retail
	15,499	15,499	Advance Auto Parts, Inc*		676,996	676,996
	13,000	13,000	Best Buy Co, Inc		772,460	772,460
2,320		2,320	CarMax, Inc*	$72,036		72,036
	18,700	18,700	Lowe’s Cos, Inc		1,076,933	1,076,933
	46,000	46,000	Staples, Inc		1,550,660	1,550,660
3,450		3,450	Tiffany & Co	110,296		110,296
	30,500	30,500	Williams-Sonoma, Inc*		1,068,720	1,068,720

				182,332	5,145,769	5,328,101

			Total Consumer Discretionary	182,332	7,173,449	7,355,781

			Consumer Staples
			Beverages
2,950		2,950	PepsiCo, Inc	153,990		153,990

			Food & Staples Retailing
	25,900	25,900	Costco Wholesale Corp		1,253,819	1,253,819
	26,200	26,200	CVS Corp		1,180,834	1,180,834
	18,350	18,350	Sysco Corp		700,420	700,420
2,510	17,500	20,010	Walgreen Co	96,309	671,475	767,784
2,890		2,890	Wal-Mart Stores, Inc	152,650		152,650

				248,959	3,806,548	4,055,507

			Food Products
3,250		3,250	Kerry Group plc, Class A	78,412		78,412

			Household Products
	19,800	19,800	Church & Dwight Co, Inc		665,676	665,676
4,200		4,200	Reckitt Benckiser plc	126,921		126,921

				126,921	665,676	792,597

			Media
2,460		2,460	Regal Entertainment Group, Class A	51,045		51,045
1,460		1,460	Societe Television Francaise1	47,529		47,529
2,200		2,200	Vivendi Universal S A*	70,243		70,243
2,970		2,970	Walt Disney Co	82,566		82,566
78		78	Washington Post Co, Class B	76,676		76,676

				328,059		328,059

			Total Consumer Staples	936,341	4,472,224	5,408,565

See Notes to Financial Statements

5

EQ/Enterprise Global Socially Responsive Portfolio Shares	EQ/Calvert Socially Responsive Portfolio Shares	Pro Forma EQ/Calvert Socially Responsible Portfolio Shares	Description	EQ/Enterprise Global Socially Responsive Portfolio Market Value	EQ/Calvert Socially Responsible Portfolio Market Value	Pro Forma EQ/Calvert Socially Responsible Portfolio Market Value
			Energy
			Energy Equipment & Services
520		520	Noble Energy, Inc	$32,063		$32,063
	9,000	9,000	Smith International, Inc*		$489,690	489,690

				32,063	489,690	521,753

			Oil & Gas
450		450	Anadarko Petroleum Corp	29,165		29,165
670		670	Apache Corp	33,882		33,882
8,590		8,590	BG Group plc	58,381		58,381
23,590		23,590	BP plc	230,076		230,076
830		830	Devon Energy Corp	32,304		32,304
1,350		1,350	Royal Dutch Petroleum Co. (N.Y. Shares)	77,463		77,463

				461,271	—	461,271

			Total Energy	493,334	489,690	983,024

			Financials
			Capital Markets
	8,950	8,950	Goldman Sachs Group, Inc		931,158	931,158
	13,650	13,650	Legg Mason, Inc		999,999	999,999
2,750		2,750	Mellon Financial Corp	85,553		85,553
1,940		1,940	Merrill Lynch & Co, Inc	115,954		115,954
	9,700	9,700	T. Rowe Price Group, Inc		603,340	603,340

				201,507	2,534,497	2,736,004

			Consumer Finance
	25,200	25,200	American Express Co		1,420,524	1,420,524

			Diversified Banks
2,000		2,000	Kookmin Bank (ADR)*	78,160		78,160
1,720		1,720	BNP Paribas S A	124,611		124,611
1,440		1,440	National Bank of Canada	59,564		59,564

				262,335	—	262,335

			Diversified Financials
4,010		4,010	Citigroup, Inc	193,202		193,202

			Insurance
3,900		3,900	Aflac, Inc	155,376		155,376
9,400		9,400	Sampo OYJ, A shares	129,814		129,814
1,340		1,340	XL Capital Ltd, Class A	104,051		104,051

				389,241	—	389,241

			Thrifts & Mortgage Finance
2,200		2,200	Doral Financial Corp	108,350		108,350
1,800		1,800	Fannie Mae	128,178		128,178

				236,528	—	236,528

			Total Financials	1,282,813	3,955,021	5,237,834

See Notes to Financial Statements

6

EQ/Enterprise Global Socially Responsive Portfolio Shares	EQ/Calvert Socially Responsive Portfolio Shares	Pro Forma EQ/Calvert Socially Responsible Portfolio Shares	Description	EQ/Enterprise Global Socially Responsive Portfolio Market Value	EQ/Calvert Socially Responsible Portfolio Market Value	Pro Forma EQ/Calvert Socially Responsible Portfolio Market Value
			Health Care
			Biotechnology
	16,600	16,600	Affymetrix, Inc*		$606,730	$606,730
	13,000	13,000	Amgen, Inc*		833,950	833,950
	10,900	10,900	Genzyme Corp*		632,963	632,963
	16,300	16,300	Gilead Sciences, Inc*		570,337	570,337

				—	2,643,980	2,643,980

			Health Care Equipment & Supplies
	16,900	16,900	Boston Scientific Corp*		600,795	600,795
2,020		2,020	Medtronic, Inc	$100,333		100,333
	15,000	15,000	St Jude Medical, Inc*		628,950	628,950
	9,850	9,850	Stryker Corp		475,262	475,262

				100,333	1,705,007	1,805,340

			Health Care Providers & Services
	4,000	4,000	Caremark Rx, Inc*		157,720	157,720
	47,825	47,825	Health Management Associates, Inc., Class A		1,086,584	1,086,584
	29,000	29,000	Omnicare, Inc		1,003,980	1,003,980
1,080		1,080	WellPoint, Inc*	124,200		124,200

				124,200	2,248,284	2,372,484

			Pharmaceuticals
2,720		2,720	Eli Lilly & Co	154,360		154,360
1,010		1,010	Novartis AG (Registered)	50,895		50,895
6,550	51,375	57,925	Pfizer, Inc	176129	1,381,474	1,557,603

				381,384	1,381,474	1,762,858

			Total Health Care	605,917	7,978,745	8,584,662

			Industrials
			Air Freight & Logistics
	2,600	2,600	United Parcel Service, Inc / Georgia, Class B		222,196	222,196

			Building Products
7,000		7,000	Asahi Glass Co, Ltd	77,193		77,193
11,400		11,400	Assa Abloy AB, Class B	194,706		194,706

				271,899		271,899

			Commercial Services & Supplies
	13,300	13,300	Apollo Group, Inc, Class A*		1,073,443	1,073,443
	21,600	21,600	Manpower, Inc		1,043,280	1,043,280

					2,116,723	2,116,723

See Notes to Financial Statements

7

EQ/Enterprise Global Socially Responsive Portfolio Shares	EQ/Calvert Socially Responsive Portfolio Shares	Pro Forma EQ/Calvert Socially Responsible Portfolio Shares	Description	EQ/Enterprise Global Socially Responsive Portfolio Market Value	EQ/Calvert Socially Responsible Portfolio Market Value	Pro Forma EQ/Calvert Socially Responsible Portfolio Market Value
			Construction & Engineering
3,540		3,540	Daewoo Shipbuilding & Marine Engineering Co, Ltd	$52,662		$52,662

			Electrical Equipment
1,330		1,330	Schneider Electric S A	92,559		92,559

			Industrial Conglomerates
440		440	3M Co	36,111		36,111

			Machinery
	15,700	15,700	Danaher Corp		$901,337	901,337
480	8,575	9,055	Illinois Tool Works, Inc	44,486	794,731	839,217
850		850	Ingersoll-Rand Co, Class A	68,255		68,255
2,440		2,440	Sandvik AB	98,402		98,402

				211,143	1,696,068	1,907,211

			Trading Companies & Distributors
	7,490	7,490	Fastenal Co		461,084	461,084

			Total Industrials	664,374	4,496,071	5,160,445

			Information Technology
			Communications Equipment
1,000		1,000	Avocent Corp*	40,520		40,520
	61,325	61,325	Cisco Systems, Inc*		1,183,573	1,183,573

				40,520	1,183,573	1,224,093

			Computer Hardware
1,430		1,430	International Business Machines Corp	140,969		140,969

			Computers & Peripherals
	28,100	28,100	Dell, Inc*		1,184,134	1,184,134
	29,200	29,200	EMC Corp*		434,204	434,204
1,020		1,020	Lexmark International, Inc, Class A*	86,700		86,700
	31,500	31,500	Network Appliance, Inc*		1,046,430	1,046,430

				86,700	2,664,768	2,751,468

			Electronic Equipment & Instruments
	9,000	9,000	Avnet, Inc*		164,160	164,160
	66,200	66,200	Flextronics International Ltd*		914,884	914,884
	28,500	28,500	Jabil Circuit, Inc*		729,030	729,030
	24,100	24,100	Molex, Inc		723,000	723,000

					2,531,074	2,531,074

See Notes to Financial Statements

8

EQ/Enterprise Global Socially Responsive Portfolio Shares	EQ/Calvert Socially Responsive Portfolio Shares	Pro Forma EQ/Calvert Socially Responsible Portfolio Shares	Description	EQ/Enterprise Global Socially Responsive Portfolio Market Value	EQ/Calvert Socially Responsible Portfolio Market Value	Pro Forma EQ/Calvert Socially Responsible Portfolio Market Value
			IT Services
	21,700	21,700	CheckFree Corp*		$826,336	$826,336
	16,300	16,300	First Data Corp		693,402	693,402
	26,900	26,900	Paychex, Inc		916,752	916,752

					2,436,490	2,436,490

			Office Electronics
1,410		1,410	Canon, Inc (ADR)	$76,507		76,507
	300	300	Zebra Technologies Corp, Class A* ,		16,884	16,884

				76,507	16,884	93,391

			Semiconductors & Semiconductor Equipment
	24,500	24,500	Altera Corp*		507,150	507,150
	14,300	14,300	Analog Devices, Inc		527,956	527,956
	31,625	31,625	Applied Materials, Inc*		540,787	540,787
	34,500	34,500	Intel Corp		806,955	806,955
	5,800	5,800	Novellus Systems, Inc*		161,762	161,762
490		490	Samsung Electronics Co, Ltd. (Non-Voting)	141,292		141,292
770		770	STMicroelectronics N V	15,019		15,019
	27,700	27,700	Texas Instruments, Inc		681,974	681,974
	17,700	17,700	Xilinx, Inc		524,805	524,805

				156,311	3,751,389	3,907,700

			Software
	20,200	20,200	Electronic Arts, Inc*		1,245,936	1,245,936
	10,300	10,300	Intuit, Inc*		453,303	453,303
	9,800	9,800	Mercury Interactive Corp*		446,390	446,390
3,440	47,300	50,740	Microsoft Corp	91,882	1,263,383	1,355,265
	37,100	37,100	Synopsys, Inc*		727,902	727,902

				91,882	4,136,914	4,228,796

			Total Information Technology	592,889	16,721,092	17,313,981

			Materials
			Chemicals
2,580		2,580	Praxair, Inc	113,907		113,907

			Telecommunication Services
			Diversified Telecommunication Services
4,590		4,590	Deutsche Telekom AG (Registered)*	103,816		103,816

See Notes to Financial Statements

9

EQ/Enterprise Global Socially Responsive Portfolio Shares	EQ/Calvert Socially Responsive Portfolio Shares	Pro Forma EQ/Calvert Socially Responsible Portfolio Shares	Description	EQ/Enterprise Global Socially Responsive Portfolio Market Value	EQ/Calvert Socially Responsible Portfolio Market Value	Pro Forma EQ/Calvert Socially Responsible Portfolio Market Value
			Wireless Telecommunication Services
13,500		13,500	China Mobile (Hong Kong) Ltd	$45,766		$45,766
	20,800	20,800	Nextel Communications, Inc, Class A		$624,000	624,000
	46,000	46,000	Nextel Partners, Inc, Class A*		898,840	898,840

				45,766	1,522,840	1,568,606

			Total Telecommunication Services	149,582	1,522,840	1,672,422

			TOTAL COMMON STOCKS	5,021,489	46,809,132	51,830,621

			(Cost $4,354,527 and $40,726,724 respectively, combined Cost $45,081,251)

Principal Amount	Principal Amount	Principal Amount
			SHORT-TERM DEBT SECURITIES:
			Time Deposit
$79,658	$2,050,723	$2,130,381	JPMorgan Chase Nassau, 1.74%, 1/3/05	79,658	2,050,723	2,130,381

			TOTAL SHORT-TERM DEBT SECURITIES
			(Amortized Cost $79,658 and $2,050,723 respectively, combined $2,130,381)

			Total Investments	$5,101,147	$48,859,855	$53,961,002

			(Cost/Amortized Cost $4,434,185 and $42,777,447 respectively, combined $47,211,632)

*	Non-income producing

Glossary:

ADR — American Depositary Receipt

See Notes to Financial Statements

10

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(UNAUDITED — As of December 31, 2004)

NOTE 1 — BASIS OF COMBINATION:

On December 1, 2004 the Board of Trustees of EQ Advisors Trust (the “Trust”) approved a proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all assets of the EQ/Enterprise Global Socially Responsive Portfolio (“Global Socially Responsive Portfolio”) to the EQ/Calvert Socially Responsible Portfolio (“Socially Responsible Portfolio”), each a series of the Trust, and the assumption by the Socially Responsible Portfolio of all of the liabilities of the Global Socially Responsive Portfolio in exchange for shares of the Socially Responsible Portfolio having an aggregate value equal to the net assets of the Global Socially Responsive Portfolio, the distribution of the Socially Responsible Portfolio shares to the Global Socially Responsive Portfolio’s shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the Global Socially Responsive Portfolio.

The Global Socially Responsive Portfolio’s annual contractual management fee equals 0.90% of average daily net assets. The Socially Responsible Portfolio’s annual contractual management fee rate equals 0.65% of average daily net assets for the 1st billion, 0.60% of average daily net assets for the next billion, 0.575% of average daily net assets for the next $3 billion, 0.55% of average daily assets for the next $5 billion, 0.525% of average daily net assets thereafter. The Equitable Life Assurance Society of the United States has agreed to waive or limit its fees and to assume other expenses of the Socially Responsible Portfolio so that the total annual operating expenses are limited to 0.80% and 1.05% of the average daily net assets of Class IA and Class IB shares, respectively. The Reorganization is subject to the approval of the Global Socially Responsive Portfolio’s shareholders. A special meeting of shareholders of the Global Socially Responsive Portfolio will be held on or about August 31, 2005.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2004. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the Global Socially Responsive Portfolio and the Socially Responsible Portfolio at December 31, 2004. The unaudited pro forma statement of operations reflects the results of operations of the Socially Responsible Portfolio as if it had acquired the Global Socially Responsive Portfolio at the beginning of the period ended December 31, 2004. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio under accounting principles generally accepted in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Socially Responsible Portfolio for pre-combination periods will not be restated.

The Socially Responsible Portfolio is the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies,” and include in their order of relative importance:

a.)	Portfolio Management — The merged entity will be managed by the same investment adviser in the Socially Responsible Portfolio.

b.)	Portfolio Composition — The portfolio composition of the merged entity will resemble the portfolio structure of the Socially Responsible Portfolio.

c.)	Investment, Policies and Restrictions — The merged entity will have the same investment policies and restrictions as the Socially Responsible Portfolio.

11

d.)	Expense Structure and Expense Ratios — The merged entity will have the same expense structure and expense ratios as the Socially Responsible Portfolio.

The unaudited pro forma portfolio of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Trust:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts and disclosures. Actual results could differ from those estimates. In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Stocks listed on national securities exchanges are valued at the last price or official closing on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at bid estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask prices. In such cases, the NOCP will be normalized to the nearer of the bid or the ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at the bid price obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

Long-term corporate bonds may be valued on the basis of price provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

12

Foreign securities not traded directly, or in American Depository Receipt (ADR) or similar form in the United States are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Futures contracts are valued at their last sale price or, if there are no sales, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuations cannot be provided, are valued at fair value under the direction of the Board of Trustees.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of the net asset values for each applicable Portfolio when the Trust’s Investment Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investments sold.

Short-term debt securities with 61 days or more to maturity at time of purchase are generally valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term debt securities, which mature in 60 days or less to maturity at the time of purchase are valued at amortized cost, which approximates market value.

Special Valuation/Concentration Risks — Foreign denominated assets, if any, held by the Portfolios, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

A Portfolio may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Portfolio, positive or negative, than if the Portfolio did not concentrate its investments in such sectors.

Certain securities held by a Portfolio are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Illiquid Securities — At times, the Portfolios may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolios will be able to do so. In addition, the Portfolios may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements — A Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed

13

investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Written Options — When a Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The excess between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain. If the premium is less than the amount paid for the closing purchase transaction, a realized loss is recorded. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract of the time it was opened and the value at the time it was closed.

Foreign Currency Translation — The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities — at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on a Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations of the realized and unrealized gains and losses sections, respectively, on the Statement of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes records on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Delayed Delivery Transactions — A Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a

14

predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the subadviser of the Portfolio will set aside or earmark internally until the settlement date, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Forward sales commitments are accounted for by a Portfolio in the same manner as forward currency exchange contracts discussed above.

Swap Agreements — A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. The gross returns to be exchanged or “swapped” between the parties are calculated based on a “notional amount”, which, each business day, is valued to determine each party’s obligation under the contract. Fluctuations in market values are reflected as unrealized gains or losses during the term of the contract. Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swap market could affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Forward Currency Exchange Contracts — As part of their investment programs, a Portfolio may utilized forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Securities purchased or sold on a when issued or delayed delivery basis, if any, may be settled a month or more after the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes using the effective interest method. All income is allocated to the classes based on net assets.

Dividend and Distributions — Distributions of capital gains, if any, from each Portfolio are made at least annually. Dividends from net investment income, if any, for each Portfolio other than the fixed-income Portfolios, are declared and paid at least annually. Dividends from net investment income for the fixed-income Portfolios are declared daily and paid monthly. Dividends and distributions are recorded on the ex-dividend date. Income distributions are paid out at the class level whereas capital gains are paid out at the Portfolio level.

Expenses — Generally, each Portfolio and class bears expenses incurred specifically on its behalf, such as advisory and distribution fees, as well as a portion of the common expenses of the Trust, which are generally allocated to the Portfolio, and simultaneously to the classes, based on net assets or other appropriate allocation methods. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. The Portfolios may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Portfolios. These amounts, if any, are reported in the statements of operations.

15

Federal Income Taxes — Each Portfolio intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Accordingly, no provision for Federal income tax is required. The amount of an acquired portfolio’s carryforwards (plus the net capital losses for those purposes, if any, that a portfolio sustained during the taxable year ending on the closing date of a reorganization) that the acquiring portfolio may utilize after a reorganization may be limited under the Code, for any particular taxable year, to the product of that acquired portfolio’s value immediately before its reorganization multiplied by the “long-term tax-exempt rate” (i.e., the highest of the adjusted federal longterm rates in effect for any month in the three-month period ending with the month in which the closing date occurs). Short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes.

NOTE 3 — SHARES:

The unaudited pro forma net asset value per share assumes additional common shares of beneficial interest issued in connection with the proposed acquisition of the Global Socially Responsive Portfolio by the Socially Responsible Portfolio as of December 31, 2004. The number of additional shares issued was calculated by dividing the net asset value of Class IB of the Global Socially Responsive Portfolio by the net asset value per Class IB share of the Socially Responsible Portfolio.

NOTE 4 — UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in the Socially Responsible Portfolio’s shares as if the merger had taken place on December 31, 2004. The Portfolios will bear the expenses of the Reorganization, which are estimated at $1,652.

16

Pro Forma EQ/Montag & Caldwell Growth Financials

As of December 31, 2004 (unaudited)

	EQ/Enterprise Multi-Cap	EQ/Montag & Caldwell Growth	Pro Forma Adjustments		Pro Forma EQ/Montag & Caldwell Growth
Statement of Assets and Liabilities
Assets
Investments at value	$63,452,456	$286,488,496	$—		$349,940,952
Cash	1,875	—	—		1,875
Receivable from Separate Accounts for Trust shares sold	—	8,731	—		8,731
Receivable from investment manager	—	—	—		—
Dividends, interest and other receivables	170,210	250,842	—		421,052
Other assets	22	107	—		129

Total assets	63,624,563	286,748,176	—		350,372,739

Liabilities
Payable to Separate Accounts for Trust shares redeemed	54,118	225,843			279,961
Payable for securities purchased	—	13,527,658	—		13,527,658
Payable shares redeemed	—	—	—		—
Collateral held for loaned securities	—	—	—		—
Investment management fees payable	41,007	170,602	—		211,609
Distribution fees payable—Class IB	13,467	54,483	—		67,950
Administrative fees payable	4,267	9,607	—		13,874
Trustees’ fees payable	74	417	—		491
Accrued expenses	43,519	68,029	10,603	(b)	122,151

Total liabilities	156,452	14,056,639	10,603		14,223,694

Net Assets	$63,468,111	$272,691,537	$(10,603)		$336,149,045

Investments at cost	$61,963,002	$255,254,410	$—		$317,217,412

Components of Net Assets:
Paid in capital	$143,447,682	$336,963,254	$—		$480,410,936
Accumulated overdistributed net investment income	(63)	(271)	(10,603	)(b)	(10,937)
Accumulated undistributed net realized gain (loss)	(81,468,962)	(95,505,532)	—		(176,974,494)
Unrealized appreciation (depreciation) on investments and foreign currency translations	1,489,454	31,234,086	—		32,723,540

Net Assets	$63,468,111	$272,691,537	$(10,603)		$336,149,045

Class IA Shares:
Net Assets	$—	$13,837,387	$—		$13,837,387

Shares outstanding	—	2,884,017	—		2,884,017

Net asset value, offering and redemption price per share	$—	$4.80	$—		$4.80

Class IB Shares:
Net Assets	$63,468,111	$258,854,150	$—		$322,322,261

Shares outstanding	7,963,644	53,824,519	5,231,389	(a)	67,019,552

Net asset value, offering and redemption price per share	$7.97	$4.81	$—		$4.81

(a)	Reflects retired shares of the portfolio.
(b)	Reflects approximate expenses relating to the Reorganization

See Notes to Financial Statements

17

Pro Forma EQ/Montag & Caldwell Growth Financials

As of December 31, 2004 (unaudited)

	EQ/Enterprise Multi-Cap	EQ/Montag & Caldwell Growth	Pro Forma Adjustments		Pro Forma EQ/Montag & Caldwell Growth
Statement of Operations
Investment Income
Dividends	$525,696	$3,157,985	$—		$3,683,681
Interest	15,542	62,448	—		77,990
Securities lending (net)	2,555	1,461	—		4,016

Total income	543,793	3,221,894	—		3,765,687

Expenses
Investment management fees	653,782	1,962,445	(214,682	)(a)	2,401,545
Administrative fees	22,041	46,477	57,544	(a)	126,062
Transfer Agent fees	1,567	6,273	(7,840	)(b)	—
Sub-Transfer Agent fees	108,513	419,345	(527,858	)(b)	—
Professional fees	40,285	46,171	(38,036	)(b)	48,420
Custodian fees	26,342	53,458	(37,034	)(b)	42,766
Printing and mailing expenses	4,582	19,074	14,344	(b)	38,000
Trustees’ fees	764	3,125	—		3,889
Distribution fees—Class IA	—	—	—		—
Distribution fees—Class IB	72,914	304,124	423,161	(a)	800,199
Miscellaneous	18,915	76,717	10,603	(b)(c)	106,235

Gross expenses	949,705	2,937,209	(319,797)		3,567,117
Less: Waiver of investment management fees	(34,077)	—	34,077	(a)	—
Reimbursement from investment manager	—	—	—		—
Fees paid indirectly	(132,515)	—	132,515		—

Net expenses	783,113	2,937,209	(153,205)		3,567,117

Net Investment Income (Loss)	(239,320)	284,685	153,205		198,570

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Securities	12,980,569	12,338,717	—		25,319,286

Net realized gain	12,980,569	12,338,717	—		25,319,286

Change in unrealized appreciation (depreciation) on:
Securities	(8,309,421)	(2,390,103)	—		(10,699,524)

Net change in unrealized appreciation	(8,309,421)	(2,390,103)	—		(10,699,524)

Net Realized and Unrealized Gain	4,671,148	9,948,614	—		14,619,762

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,431,828	$10,233,299	$153,205		$14,818,332

Foreign taxes withheld on dividends	$60	$—	$—		$60

(a)	Reflects adjustment in expenses due to effects of new contract rate.
(b)	Reflects adjustment in expenses due to elimination of duplicative services.
(c)	Reflects approximate expenses relating to the Reorganization

See Notes to Financial Statements

18

EQ/Montag & Caldwell Growth (Unaudited — As of December 31, 2004)

Pro Forma Portfolio of Investments

EQ/Enterprise Multi-Cap Portfolio Shares	EQ/Montag & Caldwell Growth Portfolio Shares	Pro Forma EQ/Montag & Caldwell Growth Portfolio Shares	Description	EQ/Enterprise Multi-Cap Portfolio Market Value	EQ/Montag & Caldwell Growth Portfolio Market Value	Pro Forma EQ/Montag & Caldwell Growth Portfolio Market Value
			COMMON STOCKS:
			Consumer Discretionary
			Hotels, Restaurants & Leisure
10,600	47,989	58,589	Marriott International, Inc., Class A	$667,588	$3,022,347	$3,689,935
67,100	292,400	359,500	McDonald’s Corp	2,151,226	9,374,344	11,525,570

				2,818,814	12,396,691	15,215,505

			Media
17,600	78,900	96,500	Omnicom Group, Inc	1,484,032	6,652,848	8,136,880
27,000	121,160	148,160	Walt Disney Co	750,600	3,368,248	4,118,848

				2,234,632	10,021,096	12,255,728

			Multiline Retail
42,600	174,400	217,000	Kohl’s Corp*	2,094,642	8,575,248	10,669,890

			Specialty Retail
40,700	166,100	206,800	Bed Bath & Beyond, Inc*	1,621,081	6,615,763	8,236,844

			Total Consumer Discretionary	8,769,169	37,608,798	46,377,967

			Consumer Staples
			Beverages
38,300	166,145	204,445	PepsiCo, Inc	1,999,260	8,672,769	10,672,029

			Food & Staples Retailing
14,000	59,000	73,000	Wal-Mart Stores, Inc	739,480	3,116,380	3,855,860

			Household Products
27,800	128,273	156,073	Colgate-Palmolive Co	1,422,248	6,562,447	7,984,695
55,700	230,268	285,968	Procter & Gamble Co	3,067,956	12,683,161	15,751,117

				4,490,204	19,245,608	23,735,812

			Personal Products
66,500	275,030	341,530	Gillette Co	2,977,870	12,315,844	15,293,714

			Total Consumer Staples	10,206,814	43,350,601	53,557,415

			Energy
			Energy Equipment & Services
40,700	179,674	220,374	Schlumberger Ltd	2,724,865	12,029,174	14,754,039

			Oil & Gas
28,600	125,900	154,500	ConocoPhillips	2,483,338	10,931,897	13,415,235

			Total Energy	5,208,203	22,961,071	28,169,274

See Notes to Financial Statements

19

EQ/Enterprise Multi-Cap Portfolio Shares	EQ/Montag & Caldwell Growth Portfolio Shares	Pro Forma EQ/Montag & Caldwell Growth Portfolio Shares	Description	EQ/Enterprise Multi-Cap Portfolio Market Value	EQ/Montag & Caldwell Growth Portfolio Market Value	Pro Forma EQ/Montag & Caldwell Growth Portfolio Market Value
			Financials
			Consumer Finance
25,600	106,300	131,900	American Express Co.	$1,443,072	$5,992,131	$7,435,203

			Diversified Financial Services
30,100	119,600	149,700	Citigroup, Inc	1,450,218	5,762,328	7,212,546

			Insurance
35,200	157,600	192,800	American International Group, Inc.	2,311,584	10,349,592	12,661,176

			Total Financials	5,204,874	22,104,051	27,308,925

			Health Care
			Biotechnology
30,700	133,700	164,400	Amgen, Inc*	1,969,405	8,576,855	10,546,260
42,500	187,800	230,300	Genentech, Inc*	2,313,700	10,223,832	12,537,532

				4,283,105	18,800,687	23,083,792

			Health Care Equipment & Supplies
60,000	261,300	321,300	Boston Scientific Corp*	2,133,000	9,289,215	11,422,215
38,500	176,760	215,260	Medtronic, Inc	1,912,295	8,779,669	10,691,964

				4,045,295	18,068,884	22,114,179

			Heath Care Providers & Services
17,700	79,100	96,800	Caremark Rx, Inc*	697,911	3,118,913	3,816,824

			Pharmaceuticals
39,000	172,300	211,300	Eli Lilly & Co	2,213,250	9,778,025	11,991,275
42,000	194,300	236,300	Johnson & Johnson	2,663,640	12,322,506	14,986,146
38,100	164,000	202,100	Pfizer, Inc	1,024,509	4,409,960	5,434,469

				5,901,399	26,510,491	32,411,890

			Total Health Care	14,927,710	66,498,975	81,426,685

			Industrials
			Air Freight & Logistics
27,800	116,300	144,100	United Parcel Service, Inc / Georgia, Class B	2,375,788	9,938,998	12,314,786

			Industrial Conglomerates
19,100	85,700	104,800	3M Co	1,567,537	7,033,399	8,600,936
64,900	282,900	347,800	General Electric Co	2,368,850	10,325,850	12,694,700

				3,936,387	17,359,249	21,295,636

			Machinery
20,400	78,031	98,431	Caterpillar, Inc	1,989,204	7,608,803	9,598,007
14,300	59,800	74,100	Illinois Tool Works, Inc	1,325,324	5,542,264	6,867,588

				3,314,528	13,151,067	16,465,595

			Total Industrials	9,626,703	40,449,314	50,076,017

See Notes to Financial Statements

20

EQ/Enterprise Multi-Cap Portfolio Shares	EQ/Montag & Caldwell Growth Portfolio Shares	Pro Forma EQ/Montag & Caldwell Growth Portfolio Shares	Description	EQ/Enterprise Multi-Cap Portfolio Market Value	EQ/Montag & Caldwell Growth Portfolio Market Value	Pro Forma EQ/Montag & Caldwell Growth Portfolio Market Value
			Information Technology
			Communications Equipment
25,000	94,000	119,000	Juniper Networks, Inc*	$679,750	$2,555,860	$3,235,610
39,800	175,000	214,800	QUALCOMM, Inc	1,687,520	7,420,000	9,107,520

				2,367,270	9,975,860	12,343,130

			IT Services
38,900	166,100	205,000	Paychex, Inc	1,325,712	5,660,688	6,986,400

			Semiconductors & Semiconductor Equipment
35,800	155,400	191,200	Maxim Integrated Products, Inc	1,517,562	6,587,406	8,104,968

			Software
10,000	44,512	54,512	Electronic Arts, Inc*	616,800	2,745,500	3,362,300
154,200	666,000	820,200	Oracle Corp*	2,115,624	9,137,520	11,253,144

				2,732,424	11,883,020	14,615,444

			Total Information Technology	7,942,968	34,106,974	42,049,942

			TOTAL COMMON STOCKS	61,886,441	267,079,784	328,966,225

			(Cost $60,396,987 and $235,845,698 respectively, combined $296,242,685)

Principal Amount	Principal Amount	Principal Amount
			SHORT-TERM DEBT SECURITIES:
			Time Deposit
$1,566,015	$19,408,712	$20,974,727	JPMorgan Chase Nassau, 1.74%, 1/3/05 (Amortized Cost $1,566,015 and $19,408,712 respectively, combined $20,974,727)	1,566,015	19,408,712	20,974,727

			Total Investment	$63,452,456	$286,488,496	$349,940,952

			(Cost/Amortized Cost $61,963,002 and $255,254,410 respectively, combined $317,217,412)

*	Non-income producing.

See Notes to Financial Statements

21

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(UNAUDITED — As of December 31, 2004)

NOTE 1 — BASIS OF COMBINATION:

On December 1, 2004 the Board of Trustees of EQ Advisors Trust (the “Trust”) approved a proposed Plan of Reorganization and Termination (“Reorganization Plan”). The Reorganization provides for the transfer of all assets of the EQ/Enterprise Multi-Cap Growth Portfolio (“Multi-Cap Portfolio”) to the EQ/Montag & Caldwell Growth Portfolio (“Growth Portfolio”), each a series of the Trust, and the assumption by the Growth Portfolio of all of the liabilities of the Multi-Cap Portfolio in exchange for shares of the Growth Portfolio having an aggregate value equal to the net assets of the Multi-Cap Portfolio, the distribution of the Growth Portfolio shares to the Multi-Cap Portfolio’s shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the Multi-Cap Portfolio.

The Multi-Cap Portfolio’s annual contractual management fee equals 1.00% of average daily net assets. The Growth Portfolio’s annual contractual management fee rate equals 0.75% of average daily net assets. The Equitable Life Assurance Society of the United States has agreed to waive or limit its fees and to assume other expenses of the Growth Portfolio so that the total annual operating expenses are limited to 1.15% and 1.40% of the average daily net assets of Class IA and Class IB shares, respectively. The Reorganization is subject to the approval of the Multi-Cap Portfolio’s shareholders. A special meeting of shareholders of the Multi-Cap Portfolio will be held on or about August 31, 2005.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2004. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the Multi-Cap Portfolio and the Growth Portfolio at December 31, 2004. The unaudited pro forma statement of operations reflects the results of operations of the Growth Portfolio as if it had acquired the Multi-Cap Portfolio at the beginning of the period ended December 31, 2004. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio under accounting principles generally accepted in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Growth Portfolio for pre-combination periods will not be restated.

The Growth Portfolio is the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies,” and include in their order of relative importance:

a.)	Portfolio Management — The merged entity will be managed by the same investment adviser in the Growth Portfolio.

b.)	Portfolio Composition — The portfolio composition of the merged entity will resemble the portfolio structure of the Growth Portfolio.

c.)	Investment, Policies and Restrictions — The merged entity will have the same investment policies and restrictions as the Growth Portfolio.

d.)	Expense Structure and Expense Ratios — The merged entity will have the same expense structure and expense ratios as the Growth Portfolio.

The unaudited pro forma portfolio of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Trust:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts and disclosures. Actual results could differ from those estimates. In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Stocks listed on national securities exchanges are valued at the last price or official closing on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at bid estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask prices. In such cases, the NOCP will be normalized to the nearer of the bid or the ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at the bid price obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

Long-term corporate bonds may be valued on the basis of price provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities not traded directly, or in American Depository Receipt (ADR) or similar form in the United States are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Futures contracts are valued at their last sale price or, if there are no sales, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

23

Other securities and assets for which market quotations are not readily available or for which valuations cannot be provided, are valued at fair value under the direction of the Board of Trustees.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of the net asset values for each applicable Portfolio when the Trust’s Investment Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investments sold.

Short-term debt securities with 61 days or more to maturity at time of purchase are generally valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term debt securities, which mature in 60 days or less to maturity at the time of purchase, are valued at amortized cost, which approximates market value.

Special Valuation/Concentration Risks — Foreign denominated assets, if any, held by the Portfolios, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

A Portfolio may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Portfolio, positive or negative, than if the Portfolio did not concentrate its investments in such sectors.

Certain securities held by a Portfolio are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Illiquid Securities — At times, the Portfolios may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolios will be able to do so. In addition, the Portfolios may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements — A Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Written Options — When a Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The

24

excess between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain. If the premium is less than the amount paid for the closing purchase transaction, a realized loss is recorded. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract of the time it was opened and the value at the time it was closed.

Foreign Currency Translation — The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities — at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on a Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations of the realized and unrealized gains and losses sections, respectively, on the Statement of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes records on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Forward Currency Exchange Contracts — As part of their investment programs, a Portfolio may utilized forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency.

Delayed Delivery Transactions — A Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the subadviser of the Portfolio will

25

set aside or earmark internally until the settlement date, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Forward sales commitments are accounted for by a Portfolio in the same manner as forward currency exchange contracts discussed above.

Swap Agreements — A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. The gross returns to be exchanged or “swapped” between the parties are calculated based on a “notional amount”, which, each business day, is valued to determine each party’s obligation under the contract. Fluctuations in market values are reflected as unrealized gains or losses during the term of the contract. Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swap market could affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Securities purchased or sold on a when issued or delayed delivery basis, if any, may be settled a month or more after the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes using the effective interest method. All income is allocated to the classes based on net assets.

Dividend and Distributions — Distributions of capital gains, if any, from each Portfolio are made at least annually. Dividends from net investment income, if any, for each Portfolio other than the fixed-income Portfolios, are declared and paid at least annually. Dividends from net investment income for the fixed-income Portfolios are declared daily and paid monthly. Dividends and distributions are recorded on the ex-dividend date. Income distributions are paid out at the class level whereas capital gains are paid out at the Portfolio level.

Expenses — Generally, each Portfolio and class bears expenses incurred specifically on its behalf, such as advisory and distribution fees, as well as a portion of the common expenses of the Trust, which are generally allocated to the Portfolio, and simultaneously to the classes, based on net assets or other appropriate allocation methods. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. The Portfolios may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Portfolios. These amounts, if any, are reported in the statements of operations.

Federal Income Taxes — Each Portfolio intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized income to its shareholders. Accordingly, no provision for Federal income tax is required. The amount of an acquired portfolio’s carryforwards (plus the net capital losses for those purposes, if any, that a portfolio sustained during the taxable year ending on the closing date of a reorganization) that the acquiring portfolio may utilize after a reorganization may be limited under the Code, for any particular taxable year, to the product of that acquired portfolio’s value immediately before its reorganization multiplied by the “long-term tax-exempt rate” (i.e., the highest of the adjusted federal longterm rates in effect for any month in the three-month

26

period ending with the month in which the closing date occurs). Short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes.

NOTE 3 — SHARES:

The unaudited pro forma net asset value per share assumes additional common shares of beneficial interest issued in connection with the proposed acquisition of the Multi-Cap Portfolio by the Growth Portfolio as of December 31, 2004. The number of additional shares issued was calculated by dividing the net asset value of Class IB of the Multi-Cap Portfolio by the net asset value per Class IB share of the Growth Portfolio.

NOTE 4 — UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in the Growth Portfolio’s shares as if the merger had taken place on December 31, 2004. The Portfolios will bear the expenses of the Reorganization, which are estimated at $10,603.

27

Pro Forma EQ/Money Market Portfolio Financials

As of December 31, 2004 (unaudited)

	EQ/MONY Money Market		EQ/Money Market	Pro Forma Adjustments		Pro Forma EQ/Money Market
Statement of Assets and Liabilities
Assets
Investments at value		$178,447,724	$1,373,954,440	$—		$1,552,402,164
Cash		19	—	—		19
Receivable from Separate Accounts for Trust shares sold		—	4,181,895	—		4,181,895
Dividends, interest and other receivables		319,937	1,264,367	—		1,584,304
Other assets		1,722	—	—		1,722

Total assets		178,769,402	1,379,400,702	—		1,558,170,104

Liabilities
Payable to Separate Accounts for Trust shares redeemed		309,330	5,134,457	—		5,443,787
Investment management fees payable		87,971	399,994	—		487,965
Distribution fees payable—Class IB		—	165,703	—		165,703
Administrative fees payable		8,219	79,846	—		88,065
Trustees’ fees payable		1,595	67,817	—		69,412
Accrued expenses		1,481,121	209,820	48,898	(b)	1,739,839

Total liabilities		1,888,236	6,057,637	48,898		7,994,771

Net Assets		$176,881,166	$1,373,343,065	$(48,898)		$1,550,175,333

Investments at cost		$178,447,724	$1,373,954,440	$—		$1,552,402,164

Components of Net Assets:
Paid in capital		$176,881,606	$1,373,424,242	$—		$1,550,305,848
Accumulated overdistributed net investment income		(208)	16,798	(48,898	)(b)	(32,308)
Accumulated undistributed net realized gain (loss)		(232)	(97,975)	—		(98,207)

Net Assets		$176,881,166	$1,373,343,065	$(48,898)		$1,550,175,333

Class IA Shares:
Net Assets		$176,881,166	$598,718,123	$—		$775,599,289

Shares outstanding		176,881,834	57,807,580	(159,808,363	)(a)	74,881,051

Net asset value, offering and redemption price per share		$1.00	$10.36	$—		$10.36

Class IB Shares:
Net Assets		$—	$774,624,942	$—		$774,624,942

Shares outstanding		—	75,187,906	—		75,187,906

Net asset value, offering and redemption price per share	$		$10.30	$—		$10.30

(a)	Reflects retired shares of the portfolio.
(b)	Reflects approximate expenses relating to the Reorganization

See Notes to Financial Statements

28

Pro Forma EQ/Money Market Portfolio Financials

As of December 31, 2004 (unaudited)

	EQ/MONY Money Market	EQ/Money Market	Pro Forma Adjustments		Pro Forma EQ/Money Market
Statement of Operations
Investment Income
Interest	$2,955,303	$21,659,646	$—		$24,614,949

Total income	2,955,303	21,659,646	—		24,614,949

Expenses
Investment management fees	826,232	5,218,907	(205,234	)(a)	5,839,905
Administrative fees	85,157	477,388	(4,805	)(a)	557,740
Transfer Agent fees	6,781	—	(6,781	)(b)	—
Insurance Fees	117,709	—	(117,709	)(b)	—
Professional fees	39,757	63,090	(39,399	)(b)	63,448
Custodian fees	45,665	13,181	(48,301	)(b)	10,545
Registration and filing fees	—	—	—		—
Printing and mailing expenses	25,023	180,798	—		205,821
Trustees’ fees	27,046	28,890	—		55,936
Distribution fees—Class IA	—	—	—		—
Distribution fees—Class IB	—	2,221,494	—		2,221,494
Miscellaneous	72,626	30,470	48,898	(b)(c)	151,994

Gross expenses	1,245,996	8,234,218	(373,331)		9,106,883
Less: Waiver of investment management fees	(211,112)	—	211,112	(a)	—
Reimbursement from investment manager	—	—	—		—
Fees paid indirectly	—	—	—		—

Net expenses	1,034,884	8,234,218	(162,219)		9,106,883

Net Investment Income	1,920,419	13,425,428	162,219		15,508,066

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Securities	(1,038)	184	—		(854)
Foreign currency transactions	—	—	—		—

Net realized gain	(1,038)	184	—		(854)

Change in unrealized appreciation (depreciation) on:
Securities	—	—	—		—
Foreign currency translations	—	—	—		—

Net change in unrealized appreciation	—	—	—		—

Net Realized and Unrealized Gain	(1,038)	184	—		(854)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,919,381	$13,425,612	$162,219		$15,507,212

(a)	Reflects adjustment in expenses due to effects of new contract rate.
(b)	Reflects adjustment in expenses due to elimination of duplicative services.
(c)	Reflects approximate expenses relating to the Reorganization

See Notes to Financial Statements

29

EQ/Money Market Portfolio (Unaudited—As of December 31, 2004)

Pro Forma Portfolio of Investments

EQ/MONY Money Market Portfolio Principal Amount	EQ/Money Market Portfolio Principal Amount	Pro Forma EQ/Money Market Portfolio Principal Amount	Description	EQ/MONY Money Market Portfolio Market Value	EQ/ Money Market Portfolio Market Value	Pro Forma EQ/Money Market Portfolio Market Value
			SHORT-TERM DEBT SECURITIES:
			Certificates of Deposit
			Banco Bilbao Vizcaya Argentina S A
	$8,000,000	$8,000,000	2.22%, 1/21/05		$8,000,000	$8,000,000
			BNP Paribas Finance, Inc
	40,000,000	40,000,000	2.11%, 2/2/05		40,000,177	40,000,177
	25,000,000	25,000,000	2.20%, 2/10/05		25,000,000	25,000,000
			Calyon NA Co
	20,000,000	20,000,000	2.41%, 3/2/05		20,000,000	20,000,000
			Citibank N A
	15,000,000	15,000,000	2.08%, 1/28/05		15,000,000	15,000,000
			Danske Bank A/S
	18,000,000	18,000,000	2.00%, 1/18/05		18,000,000	18,000,000
			HSBC Bank plc
	20,000,000	20,000,000	2.23%, 2/10/05		20,000,000	20,000,000
			HSH Nordbank AG
	11,200,000	11,200,000	1.88%, 1/24/05		11,200,000	11,200,000
			LandesBank Baden Wurttemberg
	60,000,000	60,000,000	2.22%, 2/10/05		60,000,332	60,000,332
			M&I Marshall & Ilsley Bank
	20,000,000	20,000,000	2.02%, 1/18/05		20,000,000	20,000,000
			Natexis Banques Populaires
	10,000,000	10,000,000	2.23%, 2/10/05		10,000,000	10,000,000
	10,000,000	10,000,000	2.32%, 2/10/05		10,000,000	10,000,000
			Nordbanken AB
	12,500,000	12,500,000	1.85%, 2/1/05		12,500,000	12,500,000
			Nordea Bank of Finland L C
	12,000,000	12,000,000	2.23%, 5/17/05		12,000,000	12,000,000
			Regions Bank Corp
	20,000,000	20,000,000	2.13%, 2/11/05		20,000,000	20,000,000
			Societe Generale
$4,000,000		4,000,000	2.06%, 2/18/05	$3,998,974		3,998,974
			Suntrust Bank
6,000,000		6,000,000	2.06%, 2/17/05	6,000,000		6,000,000
			Svenska Handelsbanken AB
	24,000,000	24,000,000	2.25%, 2/9/05		24,000,000	24,000,000

See Notes to Financial Statements

30

EQ/MONY Money Market Portfolio Principal Amount	EQ/Money Market Portfolio Principal Amount	Pro Forma EQ/Money Market Portfolio Principal Amount	Description	EQ/MONY Money Market Portfolio Market Value	EQ/ Money Market Portfolio Market Value	Pro Forma EQ/Money Market Portfolio Market Value
			Toronto Dominion Bank Ltd
$7,500,000	$18,000,000	$25,500,000	2.51%, 4/4/05	$7,500,000	$18,000,000	$25,500,000
			Washington Mutual Bank FA
	20,000,000	20,000,000	2.28%, 2/9/05		20,000,000	20,000,000
			Wells Fargo Bank N A
2,100,000		2,100,000	2.02%, 1/31/05	2,099,999		2,099,999
			World Savings Bank
	22,000,000	22,000,000	1.97%, 1/3/05		21,999,976	21,999,976

			Total Certificates of Deposit	19,598,973	385,700,485	405,299,458

			Commercial Paper
			American General Finance
	45,000,000	45,000,000	2.34%, 2/25/05		44,837,063	44,837,063
			ANZ Delaware, Inc
	22,000,000	22,000,000	2.00%, 2/10/05		21,945,012	21,945,012
			Bank of America Corp
	30,000,000	30,000,000	2.26%, 3/16/05		29,859,400	29,859,400
			Barclays U S Funding Corp
	10,000,000	10,000,000	2.31%, 2/17/05		9,969,319	9,969,319
	45,000,000	45,000,000	2.30%, 2/22/05		44,847,900	44,847,900
			Bristol-Myers Squibb Co
5,245,000		5,245,000	1.84%, 1/5/05§	5,243,659		5,243,659
			CBA Delaware Finance, Inc
	24,000,000	24,000,000	2.34%, 3/3/05		23,903,620	23,903,620
			Citigroup Global Markets Holdings, Inc
	25,000,000	25,000,000	1.83%, 1/6/05		24,992,361	24,992,361
	22,900,000	22,900,000	2.07%, 2/2/05		22,856,643	22,856,643
			Credit Suisse First Boston
6,000,000		6,000,000	1.49%, 1/4/05§	5,999,010		5,999,010
			DaimlerChrysler NA Holdings Corp
1,181,000		1,181,000	2.44%, 1/26/05	1,178,925		1,178,925
			Dexia Delaware LLC
4,000,000		4,000,000	2.15% 2/4/05	3,991,651		3,991,651
	24,000,000	24,000,000	2.35%, 3/8/05		23,895,280	23,895,280
			DnB NOR Bank ASA
	21,000,000	21,000,000	2.15%, 2/9/05		20,949,950	20,949,950
			Dominion Resources, Inc
1,618,000		1,618,000	2.20%, 1/12/05§	1,616,813		1,616,813
			General Electric Capital Corp
	25,000,000	25,000,000	1.91%, 1/18/05		24,976,153	24,976,153
	30,000,000	30,000,000	2.15%, 2/7/05		29,932,167	29,932,167

See Notes to Financial Statements

31

EQ/MONY Money Market Portfolio Principal Amount	EQ/Money Market Portfolio Principal Amount	Pro Forma EQ/Money Market Portfolio Principal Amount	Description	EQ/MONY Money Market Portfolio Market Value	EQ/ Money Market Portfolio Market Value	Pro Forma EQ/Money Market Portfolio Market Value
			Golden Funding Corp
$4,000,000		$4,000,000	2.22%, 1/18/05§	$3,995,561		$3,995,561
			Goldman Sachs Group, Inc
	$24,000,000	24,000,000	2.17%, 1/27/05		$23,961,000	23,961,000
			HBOS Treasury Services plc
	23,000,000	23,000,000	2.07%, 2/2/05		22,956,453	22,956,453
	8,000,000	8,000,000	2.33%, 3/1/05		7,969,058	7,969,058
	30,000,000	30,000,000	2.34%, 3/8/05		29,869,650	29,869,650
			Household Finance Corp
4,654,000		4,654,000	2.22%, 1/14/05§	4,649,983		4,649,983
			HSBC USA N A
	26,100,000	26,100,000	2.20%, 1/18/05		26,071,283	26,071,283
			John Deere Capital Corp
1,000,000		1,000,000	1.79%, 1/4/05§	999,802		999,802
			Kellogg Co
1,650,000		1,650,000	2.20%, 1/12/05§	1,648,790		1,648,790
			Lloyds TSB Bank plc
	20,000,000	20,000,000	2.02%, 2/1/05		19,964,178	19,964,178
			Lockhart Funding LLC
8,000,000		8,000,000	2.03%, 3/23/05§	7,963,100		7,963,100
			Morgan Stanley
	24,000,000	24,000,000	2.34%, 1/26/05		23,961,167	23,961,167
			National Rural Utilities Cooperative Finance Corp
1,821,000		1,821,000	2.16%, 1/13/05	1,819,580		1,819,580
2,624,000		2,624,000	2.21%, 1/19/05	2,620,943		2,620,943
			Net Jets, Inc
3,600,000		3,600,000	2.20%, 1/26/05(b)	3,594,300		3,594,300
			Norddeutsche Landesbank NY
	49,500,000	49,500,000	2.21%, 2/2/05		49,400,120	49,400,120
			Royal Bank of Scotland
	20,000,000	20,000,000	2.18%, 1/19/05		19,977,000	19,977,000
			Santander Central Hipano Finance Delaware, Inc
	12,000,000	12,000,000	1.47%, 1/3/05		11,998,533	11,998,533
			SBC Communications, Inc
5,000,000		5,000,000	2.31%, 2/9/05§	4,987,217		4,987,217

See Notes to Financial Statements

32

EQ/MONY Money Market Portfolio Principal Amount	EQ/Money Market Portfolio Principal Amount	Pro Forma EQ/Money Market Portfolio Principal Amount	Description	EQ/MONY Money Market Portfolio Market Value	EQ/ Money Market Portfolio Market Value	Pro Forma EQ/Money Market Portfolio Market Value
			Societe Generale North America, Inc
	$20,000,000	$20,000,000	2.31%, 2/16/05		$19,939,944	$19,939,944
			Starbird Funding Corp
$3,864,000		3,864,000	2.11%, 3/9/05§	$3,830,754		3,830,754
			State Street Corp
	50,000,000	50,000,000	2.24%, 3/15/05		49,770,861	49,770,861
			Swedbank AB
	20,000,000	20,000,000	2.25%, 2/8/05		19,951,444	19,951,444
			Tannehill Capital Co LLC
1,848,000		1,848,000	2.27%, 1/18/05§	1,845,906		1,845,906
3,000,000		3,000,000	2.37%, 4/20/05§	2,999,818		2,999,818
			Textron Financial Corp
1,600,000		1,600,000	2.23%, 1/14/05	1,598,613		1,598,613
			Three Pillars Funding
5,636,000		5,636,000	1.49%, 1/3/05§	5,635,299		5,635,299
			Thunder Bay Funding LLC
3,130,000		3,130,000	2.29%, 2/1/05§	3,123,639		3,123,639
			Toyota Motor Sales
	60,000,000	60,000,000	2.25%, 1/31/05		59,884,000	59,884,000
			UBS Finance Del LLC
	13,300,000	13,300,000	1.49%, 1/3/05		13,298,352	13,298,352
			Unicredit Delaware, Inc
	10,000,000	10,000,000	2.33%, 3/2/05		9,960,666	9,960,666
	10,000,000	10,000,000	2.36%, 3/8/05		9,956,183	9,956,183
			United Healthcare Corp
5,000,000		5,000,000	2.13%, 1/10/05§	4,997,038		4,997,038
			Westpac Capital Corp
	22,000,000	22,000,000	1.64%, 1/6/05		21,993,981	21,993,981

			Total Commercial Paper	74,340,401	763,848,741	838,189,142

			Fixed Rate Security
			Vodafone Group plc
2,650,000			7.63%, 2/15/05	2,669,827		2,669,827

See Notes to Financial Statements

33

EQ/MONY Money Market Portfolio Principal Amount	EQ/Money Market Portfolio Principal Amount	Pro Forma EQ/Money Market Portfolio Principal Amount	Description	EQ/MONY Money Market Portfolio Market Value	EQ/ Money Market Portfolio Market Value	Pro Forma EQ/Money Market Portfolio Market Value
			Government Securities
			Banque & Caisse d’Epargne de L’Etat
	$25,000,000	$25,000,000	1.89%, 1/28/05(o)		$24,963,250	$24,963,250
	10,000,000	10,000,000	2.23%, 2/7/05(o)		9,976,464	9,976,464
	16,000,000	16,000,000	2.25%, 2/8/05(o)		15,961,156	15,961,156
	10,000,000	10,000,000	2.31%, 2/22/05(o)		9,966,055	9,966,055
			Federal Home Loan Bank
$2,220,000		2,220,000	1.47%, 3/1/05	$2,220,000		2,220,000
6,100,000		6,100,000	1.40%, 4/1/05	6,099,957		6,099,957
4,500,000		4,500,000	1.66%, 5/16/05	4,500,000		4,500,000
			Federal Home Loan Mortgage Corp
6,100,000		6,100,000	1.50%, 2/14/05(l)	6,100,000		6,100,000
4,250,000		4,250,000	2.00%, 10/7/05(l)	4,250,000		4,250,000
	14,300,000	14,300,000	2.43%, 5/17/05(o)		14,168,726	14,168,726
	25,000,000	25,000,000	2.48%, 5/24/05(o)		24,754,219	24,754,219
			Federal National Mortgage Association
6,100,000		6,100,000	1.50%, 2/14/05(l)	6,100,000		6,100,000
	50,000,000	50,000,000	2.01%, 1/19/05		49,947,000	49,947,000
5,000,000		5,000,000	2.42%, 3/23/05(o)	4,972,550		4,972,550
	49,500,000	49,500,000	2.43%, 5/18/05		49,042,249	49,042,249
4,250,000		4,250,000	2.36%, 6/9/05(l)	4,249,472		4,249,472
			Government of Canada
5,800,000		5,800,000	1.23%, 1/11/05§(o)	5,797,825		5,797,825

			Total Government Securities	44,289,804	198,779,119	243,068,923

			Promissory Note
			Goldman Sachs Group
4,000,000		4,000,000	2.44%, 7/18/05	4,000,000		4,000,000

			Time Deposit
			JPMorgan Chase Nassau,
701,659	127,259	828,918	1.74%, 1/3/05	701,659	127,259	828,918

See Notes to Financial Statements

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EQ/MONY Money Market Portfolio Principal Amount	EQ/Money Market Portfolio Principal Amount	Pro Forma EQ/Money Market Portfolio Principal Amount	Description	EQ/MONY Money Market Portfolio Market Value	EQ/ Money Market Portfolio Market Value	Pro Forma EQ/Money Market Portfolio Market Value
			Variable Rate Securities
			American Express Credit Corp
$3,000,000		$3,000,000	2.47%, 1/5/06(l)	$3,000,000		$3,000,000
			Bank of Montreal Chicago
3,000,000		3,000,000	2.34%, 1/31/05(l)	2,999,892		2,999,892
			BNP Paribas/ New York
3,750,000		3,750,000	2.37%, 6/9/05(l)	3,748,848		3,748,848
			Caterpillar Financial Services Corp
6,000,000		6,000,000	2.18%, 7/9/05(l)	6,000,000		6,000,000
			General Electric Capital Corp
3,850,000		3,850,000	2.51%, 1/17/06(l)	3,850,000		3,850,000
			International Business Machines Corp
2,000,000		2,000,000	2.32%, 1/6/06(l)§	2,000,000		2,000,000
			Merrill Lynch & Co, Inc
4,000,000		4,000,000	2.54%, 1/11/06(l)	4,000,000		4,000,000
			Morgan Stanley
2,250,000		2,250,000	2.40%, 1/13/06(l)	2,250,000		2,250,000
			Royal Bank of Scotland
	$8,000,000	8,000,000	2.34%, 6/20/05(l)		$7,998,860	7,998,860
			SLM Corp
5,000,000	—	5,000,000	2.31%, 2/2/06(l)§	4,998,320		4,998,320
			U S Bank NA
	17,500,000	17,500,000	2.27%, 1/4/05(l)		17,499,976	17,499,976

			Total Variable Rate Securities	32,847,060	25,498,836	58,345,896

			TOTAL SHORT-TERM DEBT SECURITIES	$178,447,724	$1,373,954,440	$1,552,402,164

			(Amortized Cost $178,447,724 and $1,373,954,440 respectively, combined $1,552,402,164)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2004, the market value of these securities amounted to $72,332,534 or 40.89% of net assets. Securities denoted with “§” but without (b) have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any security might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2004.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2004.

See Notes to Financial Statements

35

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(UNAUDITED — As of December 31, 2004)

NOTE 1 — BASIS OF COMBINATION:

On December 1, 2004 the Board of Trustees of EQ Advisors Trust (the “Trust”) approved a proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all assets of the EQ/MONY Money Market Portfolio (“MONY Money Market Portfolio”) to the EQ/Money Market Portfolio (“Money Market Portfolio”), each a series of the Trust, and the assumption by the Money Market Portfolio of all of the liabilities of the MONY Money Market Portfolio in exchange for shares of the Money Market Portfolio having an aggregate value equal to the net assets of the MONY Money Market Portfolio, the distribution of the Money Market Portfolio shares to the MONY Money Market Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the MONY Money Market Portfolio.

The MONY Money Market Portfolio’s annual contractual management fee equals 0.40% of average daily net assets for the first $400 million, 0.35% of average daily net assets for the next $400 million, and 0.30% of average daily net assets thereafter. The Money Market Portfolio’s annual contractual management fee rate equals 0.35% of average daily net assets for the first $750 million, 0.325% of average daily net assets for the next $750 million, 0.30% of average daily net assets for the next $1 billion, 0.28% of average daily assets for the next $2.5 billion, and 0.27% of average daily assets thereafter. The Reorganization is subject to the approval of the MONY Money Market Portfolio’s shareholders. A special meeting of shareholders of the MONY Money Market Portfolio will be held on or about August 31, 2005.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2004. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the MONY Money Market Portfolio and the Money Market Portfolio at December 31, 2004. The unaudited pro forma statement of operations reflects the results of operations of the Money Market Portfolio as if it had acquired the MONY Money Market Portfolio at the beginning of the period ended December 31, 2004. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio under accounting principles generally accepted in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Money Market Portfolio for pre-combination periods will not be restated.

The Money Market Portfolio is the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies,” and include in their order of relative importance:

a.)	Portfolio Management — The merged entity will be managed by the same investment adviser in the Money Market Portfolio.

b.)	Portfolio Composition — The portfolio composition of the merged entity will resemble the portfolio structure of the Money Market Portfolio.

c.)	Investment, Policies and Restrictions — The merged entity will have the same investment policies and restrictions as the Money Market Portfolio.

d.)	Expense Structure and Expense Ratios — The merged entity will have the same expense structure and expense ratios as the Money Market Portfolio.

The unaudited pro forma portfolio of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Trust:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts and disclosures. Actual results could differ from those estimates. In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Stocks listed on national securities exchanges are valued at the last price or official closing on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at bid estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask prices. In such cases, the NOCP will be normalized to the nearer of the bid or the ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at the bid price obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

Long-term corporate bonds may be valued on the basis of price provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities not traded directly, or in American Depository Receipt (ADR) or similar form in the United States are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Futures contracts are valued at their last sale price or, if there are no sales, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

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Other securities and assets for which market quotations are not readily available or for which valuations cannot be provided, are valued at fair value under the direction of the Board of Trustees.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of the net asset values for each applicable Portfolio when the Trust’s Investment Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investments sold.

Short-term debt securities with 61 days or more to maturity at time of purchase are generally valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term debt securities, which mature in 60 days or less to maturity at the time of purchase are valued at amortized cost, which approximates market value. Each Portfolio values all short-term debt securities at amortized cost.

Special Valuation/Concentration Risks — Foreign denominated assets, if any, held by the Portfolios, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

A Portfolio may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Portfolio, positive or negative, than if the Portfolio did not concentrate its investments in such sectors.

Certain securities held by a Portfolio are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Illiquid Securities — At times, the Portfolios may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolios will be able to do so. In addition, the Portfolios may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements — A Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Written Options — When a Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The

38

excess between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain. If the premium is less than the amount paid for the closing purchase transaction, a realized loss is recorded. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract of the time it was opened and the value at the time it was closed.

Foreign Currency Translation — The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities — at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on a Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations of the realized and unrealized gains and losses sections, respectively, on the Statement of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes records on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Forward Currency Exchange Contracts — As part of their investment programs, a Portfolio may utilized forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency.

Delayed Delivery Transactions — A Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the subadviser of the Portfolio will set aside or earmark internally until the settlement date, liquid assets in an amount sufficient to meet the purchase

39

price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Forward sales commitments are accounted for by a Portfolio in the same manner as forward currency exchange contracts discussed above.

Swap Agreements — A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. The gross returns to be exchanged or “swapped” between the parties are calculated based on a “notional amount”, which, each business day, is valued to determine each party’s obligation under the contract. Fluctuations in market values are reflected as unrealized gains or losses during the term of the contract. Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swap market could affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Securities purchased or sold on a when issued or delayed delivery basis, if any, may be settled a month or more after the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes using the effective interest method. All income is allocated to the classes based on net assets.

Dividend and Distributions — Distributions of capital gains, if any, from each Portfolio are made at least annually. Dividends from net investment income, if any, for each Portfolio other than the fixed income Portfolios, are declared and paid at least annually. Dividends from net investment income for the fixed income Portfolios are declared daily and paid monthly. Dividends and distributions are recorded on the ex-dividend date. Income distributions are paid out at the class level whereas capital gains are paid out at the Portfolio level.

Expenses — Generally, each Portfolio and class bears expenses incurred specifically on its behalf, such as advisory and distribution fees, as well as a portion of the common expenses of the Trust, which are generally allocated to the Portfolio, and simultaneously to the classes, based on net assets or other appropriate allocation methods. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. The Portfolios may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Portfolios. These amounts, if any, are reported in the statements of operations.

Federal Income Taxes — Each Portfolio intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Accordingly, no provision for Federal income tax is required. The amount of an acquired portfolio’s carryforwards (plus the net capital losses for those purposes, if any, that a portfolio sustained during the taxable year ending on the closing date of a reorganization) that the acquiring Portfolio may utilize after a reorganization may be limited under the Code, for any particular taxable year, to the product of that acquired portfolio’s value immediately before its reorganization multiplied by the “long-term tax-exempt rate” (i.e., the highest of the adjusted federal longterm rates in effect for any month in the three-month period ending with the month in which the closing date occurs). Short-term capital gains and foreign

40

currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes.

NOTE 3 — SHARES:

The unaudited pro forma net asset value per share assumes additional common shares of beneficial interest issued in connection with the proposed acquisition of the MONY Money Market Portfolio by the Money Market Portfolio as of December 31, 2004. The number of additional shares issued was calculated by dividing the net asset value of Class IA of the MONY Money Market Portfolio by the net asset value per Class IA share of the Money Market Portfolio.

NOTE 4 — UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in the Money Market Portfolio’s shares as if the merger had taken place on December 31, 2004. The Portfolios will bear the expenses of the Reorganization, which are estimated at $48,898.

41

AXA EQUITABLE LIFE INSURANCE COMPANY

MONY LIFE INSURANCE COMPANY

MONY LIFE INSURANCE COMPANY OF AMERICA

PROXY CARD

SPECIAL MEETING OF THE SHAREHOLDERS

TO BE HELD ON AUGUST 31, 2005

The undersigned, the owner of one or more variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) whose account value is invested in shares of the portfolios being acquired in the proposed Plan of Reorganization and Termination (the “Acquired Portfolios”), each a series of EQ Advisors Trust (“Trust”), hereby instructs AXA Equitable Life Insurance Company, MONY Life Insurance Company or MONY Life Insurance Company of America, as applicable, each an owner of the shares of the Trust attributable to Contracts and, therefore, a shareholder of the Trust (each, a “Shareholder”), (i) to vote as indicated on the reverse side on each specific proposal that will be considered at the Special Meeting of the Shareholders of the Acquired Portfolios, or any adjournment thereof, as described in the Trust’s Combined Proxy Statement and Prospectus dated July 8, 2005 (the “Proxy Statement”), (ii) to vote, in adjournment thereof, as described in the Proxy Statement, and (iii) to vote, in its discretion, on such other matters as may properly come before such meeting.

This Voting Instruction Card is solicited by the Shareholders. Receipt of the Notice of Meeting, Information Statement and the Proxy Statement accompanying this Voting Instruction Card is acknowledged by the undersigned.

VOTE VIA THE INTERNET: https://vote.proxy-direct.com
VOTE VIA THE TELEPHONE: [ ]
VOTE VIA THE FAX: [ ]
CONTROL NUMBER 999 9999 9999 999

Note: Please sign this proxy exactly as your name or names appears hereon. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

Signature

Signature of joint owner, if any

Date

PLEASE MARK, SIGN, DATE AND MAIL YOUR VOTING INSTRUCTION CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE

1

VOTING INSTRUCTION CARD

Voting instructions executed by a Contractowner may be revoked at any time prior to the Shareholder voting the shares represented thereby by the Contractowner’s providing the Shareholder with a properly executed written revocation of such voting instructions, or by the Contractowner’s providing the Shareholder with proper later-dated voting instructions by telephone or by the Internet. Proxies executed by a Shareholder may be revoked at any time before they are exercised by a written revocation received by the Secretary of the Trust, by properly executing a later-dated proxy or by attending the Special Meeting and voting in person, by telephone or by the Internet.

This Voting Instruction Card, when properly executed, will be voted in the matter directed herein by the undersigned. Provide voting instructions with respect to only those portfolios in which you are indirectly invested.

IF YOU SIGN AND RETURN THIS VOTING INSTRUCTION CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS VOTING INSTRUCTION CARD WILL BE VOTED “FOR” THE PROPOSALS.

THE TRUSTEES UNANIMOUSLY RECOMMEND THAT CONTRACTOWNERS INSTRUCT THE APPLICABLE SHAREHOLDER TO VOTE “FOR” THE FOLLOWING PROPOSALS.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ☐

1. To approve a Plan of Reorganization and Termination providing for the acquisition of all of the assets of the EQ/Enterprise Global Socially Responsive Portfolio (“EQ/Global Portfolio”), a series of EQ Advisors Trust, by the EQ/Calvert Socially Responsible Portfolio (“EQ/Calvert Portfolio”), also a series of EQ Advisors Trust, in exchange solely for shares in beneficial interest of the EQ/Calvert Portfolio and the assumption by the EQ/Calvert Portfolio of all liabilities of the EQ/Global Portfolio:

for [ ]	against [ ]	abstain [ ]

2. To approve a Plan of Reorganization and Termination providing for the acquisition of all of the assets of the EQ/Enterprise Capital Appreciation Portfolio (“EQ/Capital Appreciation”), a series of EQ Advisors Trust, by the EQ/Marsico Focus Portfolio (“EQ/Marsico Portfolio”), also a series of EQ Advisors Trust, in exchange solely for shares of beneficial interest in the EQ/Marsico Portfolio and the assumption by the EQ/ Marsico Portfolio of all liabilities of the EQ/Capital Appreciation Portfolio:

for [ ]	against [ ]	abstain [ ]

3. To approve a Plan of Reorganization and Termination providing for the acquisition of all of the assets of the EQ/Enterprise Deep Value Portfolio (“EQ/Deep Value Portfolio”), a series of EQ Advisors Trust, by the EQ/Mercury Basic Value Equity Portfolio (“EQ/Mercury Portfolio”), also a series of EQ Advisors Trust, in exchange solely for shares of beneficial interest in the EQ/Mercury Portfolio and the assumption by the EQ/ Mercury Portfolio of all liabilities of the EQ/Deep Value Portfolio:

for [ ]	against [ ]	abstain [ ]

4. To approve a Plan of Reorganization and Termination providing for the acquisition of all of the assets of the EQ/Enterprise Multi-Cap Growth Portfolio (“EQ/Multi-Cap Portfolio”), a series of EQ Advisors Trust, by the EQ/Montag & Caldwell Growth Portfolio (“EQ/Growth Portfolio”), also a series of EQ Advisors Trust, in exchange solely for shares of beneficial interest in the EQ/Growth Portfolio and the assumption by the EQ/Growth Portfolio of all liabilities of the EQ/Multi-Cap Portfolio:

for [ ]	against [ ]	abstain [ ]

2

5. To approve a Plan of Reorganization and Termination providing for the acquisition of all of the assets of the EQ/MONY Diversified Portfolio (“EQ/Diversified Portfolio”), a series of EQ Advisors Trust, by the EQ/Capital Guardian Research Portfolio (“EQ/Capital Guardian Portfolio”), also a series of EQ Advisors Trust, in exchange solely for shares in beneficial interest of the EQ/Capital Guardian Portfolio and the assumption by the EQ/Capital Guardian Portfolio of all liabilities of the EQ/Diversified Portfolio:

for [ ]	against [ ]	abstain [ ]

6. To approve a Plan of Reorganization and Termination providing for the acquisition of all of the assets of the EQ/MONY Equity Growth Portfolio (“EQ/Equity Growth Portfolio”), a series of EQ Advisors Trust, by the EQ/Capital Guardian Research Portfolio (“EQ/Capital Guardian Portfolio”), also a series of EQ Advisors Trust, in exchange solely for shares in beneficial interest of the EQ/ Capital Guardian Portfolio and the assumption by the EQ/Capital Guardian Portfolio of all liabilities of the EQ/Equity Growth Portfolio:

for [ ]	against [ ]	abstain [ ]

7. To approve a Plan of Reorganization and Termination providing for the acquisition of all of the assets of the EQ/MONY Equity Income Portfolio (“EQ/MONY Income Portfolio”), a series of EQ Advisors Trust, by the EQ/Boston Advisors Equity Income Portfolio (“EQ/Income Portfolio”), also a series of EQ Advisors Trust, in exchange solely for shares in beneficial interest of the EQ/Income Portfolio and the assumption by the EQ/Income Portfolio of all liabilities of the EQ/MONY Income Portfolio:

for [ ]	against [ ]	abstain [ ]

8. To approve a Plan of Reorganization and Termination providing for the acquisition of all of the assets of the EQ/MONY Money Market Portfolio (“EQ/MONY Money Market Portfolio”), a series of EQ Advisors Trust, by the EQ/Money Market Portfolio (“EQ/Money Market Portfolio”), also a series of EQ Advisors Trust, in exchange solely for shares in beneficial interest of the EQ/Money Market Portfolio and the assumption by the EQ/Money Market Portfolio of all liabilities of the EQ/MONY Money Market Portfolio:

for [ ]	against [ ]	abstain [ ]

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PART C

OTHER INFORMATION

Item 15.    Indemnification

Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) and By-Laws.

Article VII, Section 2 of the Trust’s Declaration of Trust of the Trust (“Trust”) states, in relevant part, that a “Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust’s request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws.” Article VII, Section 4 of the Trust’s Declaration of Trust further states, in relevant part, that the “Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.”

Article VI, Section 2 of the Trust’s By-Laws states, in relevant part, that “[s]ubject to the exceptions and limitations contained in Section 3 of this Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Article VI, Section 3 of the Trust’s By-Laws further states, in relevant part, that “[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged.” Article VI, Section 4 of the Trust’s By-Laws also states that the “rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party’s] heirs, executors and administrators.”

Amended and Restated Investment Management Agreement states:

Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Sections 4(a) and 4(b) of certain of the Registrant’s Investment Advisory Agreements state:

4.    LIABILITY AND INDEMNIFICATION

(a) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser with respect to the services provided to the Jennison Allocated Portion of the Portfolio hereunder, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for its own actions, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Manager Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act, or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Adviser, which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee (as defined below) for use therein; provided, that the applicable Adviser Indemnitee has had an opportunity to review such information as included in such Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio.

(b) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Manager which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee for use therein.

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Section 4 of certain of the Registrant’s Investment Advisory Agreements states:

Neither the Adviser nor any of its directors, officers, or employees shall be liable to the Manager for any loss suffered by the Manager resulting from its acts or omissions as Adviser to the Portfolio, except for losses to the Manager or the Trust resulting from willful misconduct, bad faith, or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser or any of its directors, officers or employees. The Adviser, its directors, officers or employees shall not be liable to the Manager or the Trust for any loss suffered as a consequence of any action or inaction of other service providers to the Trust in failing to observe the instructions of the Adviser, provided such action or inaction of such other service providers to the Trust is not a result of the willful misconduct, bad faith or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser under this Agreement. Notwithstanding the foregoing, nothing herein shall be deemed to waive any rights against the Adviser under federal or state securities laws.

Section 14 of each of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of AXA Advisors in its capacity as a principal underwriter of the Trust’s Class IA shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

(a) Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on Equitable’s part (or on the part of any third party to whom Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party) or, subject to Section 10 below, Equitable’s (or such third party’s) refusal or failure to comply with the terms of this Agreement (in the case of Equitable) or an agreement with Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party). In no event shall Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

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(b) Except to the extent that Equitable may be held liable pursuant to Section 6(a) above, Equitable shall not be responsible for, and the Trust shall indemnify and hold Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

(i) any and all actions of Equitable or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by Equitable or its officers or agents of information, records, or documents which are received by Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to Equitable by data services, including data services providing information in connection with any third party computer system licensed to Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III, the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify Equitable pursuant to this Agreement.

Section 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this

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Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.    Exhibits

(1)	(a) (1) Amended and Restated Agreement and Declaration of Trust. (1)

(2)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust. (2)

(3)	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust. (3)

(b) (1) Certificate of Trust. (4)

(2)	Certificate of Amendment to the Certificate of Trust. (1)

(2)	By-laws of the Trust. (4)

(3)	Voting trust agreement. (Not applicable)

(4)	Form of Plan of Reorganization and Termination of EQ Advisors Trust, on behalf of the Acquired Portfolios, each a separate series of the Trust, and the Acquiring Portfolios, each a separate series of the Trust. (Filed herewith as Appendix A to the Proxy Statement/Prospectus)

(5)	Provisions of instruments defining the rights of holders of securities are contained in the Registrant’s Amended and Restated Declaration of Trust and By-laws.

(6)	(a) (1) Amended and Restated Investment Management Agreement, dated as of May 1, 2000, between the Trust and The Equitable Life Assurance Society of the United States (“Equitable”). (5)

(2)	Revised Amendment No. 1, dated as of September 1, 2000, to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000. (2)

(3)	Amendment No. 2, dated as of September 1, 2001, to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000. (6)

(4)	Amendment No. 3, dated as of November 22, 2002 to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000. (3)

(5)	Amendment No. 4, dated as of May 2, 2003 to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000. (7)

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(6)	Amendment No. 5, dated as of July 8, 2004 to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000. (8)

(7)	Amendment No. 6, dated as of October 25, 2004 to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000. (8)

(8)	Amendment No. 7, dated as of May 1, 2005 to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000. (19)

(b)	Investment Management Agreement between the Trust and Equitable with respect to the EQ/Enterprise Capital Appreciation Portfolio, EQ/Enterprise Deep Value Portfolio, EQ/MONY Equity Growth Portfolio, EQ/Boston Advisors Equity Income Portfolio, EQ/MONY Equity Income Portfolio, EQ/Enterprise Equity Portfolio, EQ/Enterprise Global Socially Responsive Portfolio, EQ/Enterprise Growth and Income Portfolio, EQ/Montag & Caldwell Growth Portfolio, EQ/Enterprise Mergers and Acquisitions Portfolio, EQ/Enterprise Multi-Cap Growth Portfolio, EQ/Enterprise Small Company Growth Portfolio, EQ/Enterprise Small Company Value Portfolio, EQ/Enterprise International Growth Portfolio, EQ/MONY Government Securities Portfolio, EQ/Enterprise High-Yield Bond Portfolio, EQ/MONY Intermediate Term Bond Portfolio, EQ/MONY Long Term Bond Portfolio, EQ/MONY Money Market Portfolio, EQ/Enterprise Short Duration Bond Portfolio, EQ/Enterprise Total Return Portfolio, EQ/MONY Diversified Portfolio and EQ/Enterprise Managed Portfolio (collectively, the “MONY Portfolios”). (20)

(c) (1) Investment Advisory Agreement between EQFC and Fund Asset Management (“FAM”) dated May 1, 2000. (2)

(2)	Form of Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and FAM dated May 1, 2000. (6)

(3)	Amendment No. 2 dated as of December 6, 2001, to Investment Advisory Agreement between Equitable and FAM dated May 1, 2000. (11)

(4)	Amendment No. 3, dated as of August 18, 2003, to Investment Advisory Agreement. (7)

(d) (1) Amended and Restated Investment Advisory Agreement between Equitable and Capital Guardian Trust Company (“Capital Guardian”) dated November 22, 2002. (3)

(2)	Amendment No. 1, dated as of August 18, 2003, to the Amended and Restated Investment Advisory Agreement between Equitable and Capital Guardian dated as of November 22, 2002. (7)

(3)	Form of Amendment No. 2, dated as of July 1, 2004, to the Amended and Restated Investment Advisory Agreement between Equitable and Capital Guardian dated as of November 22, 2002. (9)

(4)	Amendment No. 3, dated as of December 13, 2004, to the Amended and Restated Investment Advisory Agreement between Equitable and Capital Guardian dated as of November 22, 2003. (9)

(e)	Amended and Restated Investment Advisory Agreement between Equitable and Calvert Asset Management Company, Inc. dated as of July 31, 2003. (7)

(f)	Investment Advisory Agreement between Equitable and Bridgeway Capital Management, Inc. (To be filed by subsequent amendment)

(g)	Amended and Restated Investment Advisory Agreement between Equitable and Marsico Capital Management, LLC, (“Marsico”) dated as July 9, 2004. (9)

(h)	Form of Investment Advisory Agreement between Equitable and Advisers to the MONY Portfolios. (13)

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(i) (1) Investment Advisory Agreement between Equitable and Montag & Caldwell, Inc. (“Montag”) dated as of July 9, 2004. (8)

(2)	Amendment No. 1 dated as of December 13, 2004, to the Amended and Restated Investment Advisory Agreement between Equitable and Montag dated as of July 9, 2004. (9)

(j)	Investment Advisory Agreement between Equitable and Boston Advisors, Inc. dated as of July 9, 2004. (8)

(k)	Investment Advisory Agreement between Equitable and The Dreyfus Corporation. (To be filed by subsequent amendment)

(7)	(a) (1) Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as July 15, 2002 with respect to Class IA shares. (3)

(2)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares. (7)

(3)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares. (8)

(4)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares. (8)

(5)	Amendment No. 4, dated May 1, 2005, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares. (19)

(b) (1) Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. (3)

(2)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares. (7)

(3)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares. (8)

(4)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.(8)

(5)	Amendment No. 4, dated May 1, 2005, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares. (19)

(c) (1) Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002, with respect to Class IA shares. (3)

(2)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares. (7)

(3)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares. (8)

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(4)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares. (8)

(5)	Amendment No. 4, dated May 1, 2005, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares. (19)

(d) (1) Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002, with respect to Class IB shares. (3)

(2)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares. (7)

(3)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares. (8)

(4)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares. (8)

(5)	Amendment No. 4, dated May 1, 2005, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares. (19)

(e)	Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares of the MONY Portfolios. (8)

(f)	Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares of the MONY Portfolios. (8)

(g)	Distribution Agreement between the Trust and AXA Distributors with respect to the Class IA shares of the MONY Portfolios. (8)

(h)	Distribution Agreement between the Trust and AXA Distributors with respect to the Class IB shares of the MONY Portfolios. (8)

(8)	Form of Deferred Compensation Plan. (14)

(9)	(a) (1) Amended and Restated Global Custody Agreement between the Registrant and JP Morgan Chase Bank dated February 1, 2002. (15)

(2)	Amendment No. 1 dated May 2, 2003 to the Amended and Restated Global Custody Agreement between the Registrant and JP Morgan Chase Bank dated February 1, 2002. (7)

(3)	Amendment No. 2 dated July 8, 2004 to the Amended and Restated Global Custody Agreement between the Registrant and JP Morgan Chase Bank dated February 1, 2002. (8)

(4)	Amendment No. 3 dated September 13, 2004 to the Amended and Restated Global Custody Agreement between the Registrant and JP Morgan Chase Bank dated February 1, 2002. (8)

(5)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Global Custody Agreement between the Registrant and JP Morgan Chase Bank dated February 1, 2002. (19)

(10)	(a) (1) Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) for the Trust’s Class IB shares adopted March 31, 1997. (16)

(2)	Distribution Plan Pursuant to Rule 12b-1 for the Trust’s Class IB shares of the MONY Portfolios (17)

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(b)	Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940. (16)

(11)	Opinion and consent of counsel as to the legality of the shares being registered. (Filed herewith)

(12)	Opinion of counsel regarding certain tax matters. (To be filed by subsequent amendment)

(13)	(a) Mutual Fund Services Agreement between the Trust and Equitable dated May 1, 2000. (18)

(b) (1) Fourth Amended and Restated Expense Limitation Agreement between Equitable and the Trust, dated as of May 1, 2002. (3)

(2)	Amendment No. 1, dated as of May 1, 2003 to the Fourth Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2002. (7)

(3)	Amendment No. 2 dated as of May 1, 2004 to the Fourth Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2002. (18)

(4)	Amendment No. 3 dated as of October 1, 2004 to the Fourth Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2002. (8)

(5)	Amendment No. 4 dated as of May 1, 2005 to the Fourth Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2002. (19)

(c)	Expense Limitation Agreement between Equitable and the Trust with respect to the MONY Portfolios. (8)

(d) (1) Amended and Restated Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors dated as of July 15, 2002. (3)

(2)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. (7)

(e)	Form of Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors with respect to the MONY Portfolios. (13)

(f)	Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Advisors, the Investment Plan for Employees, Managers and Agents, and Equitable dated as of July 10, 2002. (4)

(g)	Form of Transfer Agency Agreement by and between the Trust and State Street Bank and Trust Company for the MONY Portfolios. (10)

(14)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (Filed herewith)

(15)	Financial Statements omitted from Part B. (None)

(16)	Powers of Attorney, dated December 6, 2002. (3)
(17)	Additional Exhibits.

(a)	Proxy Card. (Filed herewith)

(1)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

(2)	Incorporated by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on January 23, 2001 (File No. 333-17217).

(3)	Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on February 7, 2003 (File No. 333-17217).

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(4)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).

(5)	Incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on April 21, 2000 (File No. 333-17217).

(6)	Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on August 13, 2001 (File No. 333-17217).

(7)	Incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 10, 2004 (File No. 333-17217).

(8)	Incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2004 (File No. 333-17217).

(9)	Incorporated by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A filed on February 8, 2005 (File No. 333-17217).

(10)	Incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on July 12, 2004 (File No. 333-17217).

(11)	Incorporated by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed on February 4, 2002 (File No. 333-17217).

(12)	Incorporated by reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A filed on March 22, 2001 (File No. 333-17217).

(13)	Incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on January 15, 2004 (File No. 333-17217).

(14)	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

(15)	Incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on April 3, 2002 (File No. 333-17217).

(16)	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

(17)	Incorporated by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on April 28, 2004 (File No. 333-17217).

(18)	Incorporated by reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2004 (File No. 333-17217).

(19)	Incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2005 (File No. 333-17217).

(20)	Incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on July 12, 2004 (File No. 333-17217).

Item 17.    Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective

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amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file an executed copy of an opinion of counsel supporting the tax consequences of the proposed Reorganizations as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), this registration statement has been signed on behalf of the Registrant, in the City of New York and the State of New York on the 3rd day of June 2005.

EQ ADVISORS TRUST

By:	/s/ Steven M. Joenk
Steven M. Joenk President and Chief Executive Officer

As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	President and Chief Executive Officer	June 3, 2005

/s/ Kenneth Kozlowski* Kenneth Kozlowski	Treasurer and Chief Financial Officer	June 3, 2005

/s/ Jettie M. Edwards* Jettie M. Edwards	Trustee	June 3, 2005

/s/ William M. Kearns, Jr.* William M. Kearns, Jr.	Trustee	June 3, 2005

/s/ Christopher P.A. Komisarjevsky* Christopher P.A. Komisarjevsky	Trustee	June 3, 2005

/s/ Theodossios (Ted) Athanassiades* Theodossios (Ted) Athanassiades	Trustee	June 3, 2005

/s/ Harvey Rosenthal* Harvey Rosenthal	Trustee	June 3, 2005

/s/ David W. Fox* David W. Fox	Trustee	June 3, 2005

/s/ Gary S. Schpero* Gary S. Schpero	Trustee	June 3, 2005

By:	/s/ Steven M. Joenk Steven M. Joenk *(Attorney-in-fact)

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EXHIBIT INDEX

(11)	Opinion and consent of counsel as to the legality of the shares being registered.

(14)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

(17)	(a) Proxy Card.

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